UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Communications Equipment Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Semiconductors Fund

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Fidelity Advisor® Biotechnology Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Communications Equipment Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Energy Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Financial Services Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Industrials Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Technology Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Advisor® Biotechnology Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	22.53%	1.32%	18.54%
Class M (incl. 3.50% sales charge)	25.11%	1.49%	18.46%
Class C (incl. contingent deferred sales charge)	28.07%	1.77%	18.36%
Class I	30.32%	2.81%	19.58%
Class Z	30.53%	2.85%	19.61%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Biotechnology Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$54,802	Fidelity Advisor® Biotechnology Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Biotechnology Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Eirene Kontopoulos:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) returned roughly 30% to 31%, trailing the 32.18% advance of the MSCI U.S. IMI Biotechnology 25/50 Index, but handily topping the S&P 500®. Exposure to the pharmaceuticals segment detracted notably from the fund’s performance versus the MSCI industry index the past 12 months. Moreover, a cash position averaging 1% of assets was a headwind in a strongly advancing market. Among individual holdings, a sizable overweighting in Alexion Pharmaceuticals made this stock our largest relative detractor the past 12 months, given its -9% return in the portfolio. Investors were cautious about Alexion’s stock, following news that the European Patent Office denied the company’s request for a patent extension for Soliris®, which means that the drug will likely face biosimilar competition in Europe as early as 2022. The firm also made some acquisitions that didn’t sit well with the market. Zogenix (-45%) was one of our out-of-index holdings in pharmaceuticals that worked against the fund this period. I liquidated the position in the second quarter. Overweighting Sage Therapeutics, whose shares returned about -72%, also hampered our relative result. Conversely, investment choices in the fund’s core biotechnology group contributed meaningfully the past 12 months. The fund’s top individual contributor, as well as our largest holding as of July 31, was Regeneron Pharmaceuticals, which gained roughly 73% in the fund after I established a position this period. I like Regeneron because it is one of the few large-cap biotech firms that rely mainly on in-house research and development, as opposed to purchasing assets from other companies. Vertex Pharmaceuticals, the fund’s fourth-largest position at period end, was also a significant contributor, rising about 62% in the portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Regeneron Pharmaceuticals, Inc.	10.1
AbbVie, Inc.	9.9
Amgen, Inc.	9.5
Vertex Pharmaceuticals, Inc.	7.7
Alexion Pharmaceuticals, Inc.	4.3
Argenx SE ADR	3.4
BioMarin Pharmaceutical, Inc.	2.9
Neurocrine Biosciences, Inc.	2.8
Ascendis Pharma A/S sponsored ADR	2.8
Alnylam Pharmaceuticals, Inc.	2.8
56.2

Top Industries (% of fund's net assets)

As of July 31, 2020
Biotechnology	94.3%
Pharmaceuticals	4.1%
Health Care Technology	0.2%
All Others*	1.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Biotechnology Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 93.8%
Biotechnology - 93.8%
AbbVie, Inc.	2,514,980	$238,696,752
Acceleron Pharma, Inc. (a)	403,700	40,034,929
ADC Therapeutics SA (a)	207,898	9,667,257
Agios Pharmaceuticals, Inc. (a)	396,843	17,984,925
Alexion Pharmaceuticals, Inc. (a)	1,008,214	103,331,853
Alnylam Pharmaceuticals, Inc. (a)	454,986	66,318,759
ALX Oncology Holdings, Inc. (a)	6,600	215,820
Amgen, Inc.	932,320	228,110,734
Amicus Therapeutics, Inc. (a)	1,360,700	19,662,115
Annexon, Inc. (a)(b)	175,199	3,193,878
Aprea Therapeutics, Inc. (b)	333,400	9,145,162
Arcutis Biotherapeutics, Inc. (a)	243,850	6,510,795
Argenx SE ADR (a)	353,200	81,281,916
Ascendis Pharma A/S sponsored ADR (a)	491,019	67,569,125
BeiGene Ltd. (a)	109,800	1,806,317
BeiGene Ltd. ADR (a)	57,900	12,101,100
BioMarin Pharmaceutical, Inc. (a)	578,200	69,274,142
BioNTech SE:
ADR (a)	151,500	12,439,665
rights 8/14/20 (a)	151,500	2
Black Diamond Therapeutics, Inc. (a)	119,769	3,331,974
ChemoCentryx, Inc. (a)	544,400	28,695,324
Crinetics Pharmaceuticals, Inc. (a)	487,125	6,761,295
Exact Sciences Corp. (a)	199,282	18,881,970
Exelixis, Inc. (a)	1,721,200	39,742,508
FibroGen, Inc. (a)	924,645	37,420,383
Forma Therapeutics Holdings, Inc.	108,565	3,795,432
Fusion Pharmaceuticals, Inc. (a)	213,893	2,943,168
G1 Therapeutics, Inc. (a)(b)	419,708	6,157,116
Galapagos Genomics NV sponsored ADR (a)	102,037	18,789,093
Gilead Sciences, Inc.	629,400	43,762,182
Global Blood Therapeutics, Inc. (a)(b)	482,618	32,567,063
Immunomedics, Inc. (a)	1,555,746	65,699,154
Insmed, Inc. (a)	1,163,487	30,390,280
Intercept Pharmaceuticals, Inc. (a)(b)	213,604	9,748,887
Ionis Pharmaceuticals, Inc. (a)	513,938	29,582,271
Keros Therapeutics, Inc.	199,588	6,406,775
Kezar Life Sciences, Inc. (a)	638,139	2,788,667
Kura Oncology, Inc. (a)	1,003,700	16,500,828
Mirati Therapeutics, Inc. (a)	197,120	23,912,627
Morphic Holding, Inc. (a)	185,300	4,171,103
Neurocrine Biosciences, Inc. (a)	567,752	68,334,631
ORIC Pharmaceuticals, Inc. (a)(b)	419,000	8,409,330
Passage Bio, Inc. (b)	438,459	6,857,499
Poseida Therapeutics, Inc. (a)	31,500	408,870
Poseida Therapeutics, Inc.	366,846	4,285,495
Principia Biopharma, Inc. (a)	591,044	49,411,278
Protagonist Therapeutics, Inc. (a)	368,312	5,793,548
PTC Therapeutics, Inc. (a)	506,249	23,454,516
Regeneron Pharmaceuticals, Inc. (a)	386,292	244,163,581
Relay Therapeutics, Inc. (a)	144,585	5,126,984
Repare Therapeutics, Inc. (b)	412,800	9,849,408
Revolution Medicines, Inc.	278,700	6,722,244
Revolution Medicines, Inc.	524,116	12,009,594
Sage Therapeutics, Inc. (a)	290,487	13,237,493
Sarepta Therapeutics, Inc. (a)(b)	359,681	55,218,227
Scholar Rock Holding Corp. (a)	416,009	4,696,742
Stoke Therapeutics, Inc. (a)	221,735	5,585,505
Syros Pharmaceuticals, Inc. (a)	90,624	860,022
TG Therapeutics, Inc. (a)(b)	926,800	18,146,744
Turning Point Therapeutics, Inc. (a)(b)	341,150	20,206,315
uniQure B.V. (a)	333,500	13,916,955
Vaxcyte, Inc.	296,917	9,326,163
Vertex Pharmaceuticals, Inc. (a)	679,127	184,722,544
Viela Bio, Inc. (b)	1,096,079	40,127,452
Xenon Pharmaceuticals, Inc. (a)	458,435	5,010,695
Zentalis Pharmaceuticals, Inc. (b)	269,300	9,290,850
Zymeworks, Inc. (a)	415,853	12,695,992
		2,257,262,023
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(c)	30	94
Pharmaceuticals - 4.1%
Pharmaceuticals - 4.1%
Adimab LLC (a)(c)(d)(e)	285,956	11,935,803
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	3,295,154
Arvinas Holding Co. LLC (a)	259,200	8,164,800
Bristol-Myers Squibb Co. rights (a)	946,900	3,408,840
Chiasma, Inc. warrants 12/16/24 (a)	81,298	71,424
IMARA, Inc.	310,346	6,265,886
Intra-Cellular Therapies, Inc. (a)	330,900	6,560,093
Kala Pharmaceuticals, Inc. (a)	502,200	4,394,250
MyoKardia, Inc. (a)	364,404	32,843,733
Pliant Therapeutics, Inc.	380,873	8,870,532
Stemcentrx, Inc. rights 12/31/21 (a)(e)	208,907	2
Theravance Biopharma, Inc. (a)(b)	733,826	14,250,901
		100,061,418
TOTAL COMMON STOCKS
(Cost $1,502,279,711)		2,357,323,535

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
Biotechnology - 0.5%
Biotechnology - 0.5%
Immunocore Ltd. Series A (a)(c)(e)	17,149	2,674,011
Shattuck Labs, Inc. Series B1 (c)(e)	93,129	5,855,999
Taysha Gene Therapies, Inc. Series B (c)(e)	236,200	4,015,400
		12,545,410
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(e)	213,402	1,101,154
Series B 8.00% (a)(c)(e)	693,558	3,578,759
		4,679,913
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(c)(e)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		17,225,342

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A(a)(c)(e)	151,084	643,618
TOTAL PREFERRED STOCKS
(Cost $16,413,691)		17,868,960

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.14% (f)	40,107,684	40,119,716
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	81,411,446	81,419,588
TOTAL MONEY MARKET FUNDS
(Cost $121,531,498)		121,539,304
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $1,640,224,900)		2,496,731,799
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(89,960,975)
NET ASSETS - 100%		$2,406,770,824

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,804,858 or 1.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$5,348,114
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$213,402
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Precipio, Inc.	2/3/12 - 7/31/17	$161,441
Shattuck Labs, Inc. Series B1	6/12/20	$5,855,999
Taysha Gene Therapies, Inc. Series B	7/2/20	$4,015,400
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$173,048
Fidelity Securities Lending Cash Central Fund	553,301
Total	$726,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acorda Therapeutics, Inc.	$5,598,421	$5,387,604	$1,953,165	$--	$(25,271,197)	$16,238,337	$--
Kezar Life Sciences, Inc.	2,749,287	2,949,256	5,986,513	--	(4,046,816)	7,123,453	--
Total	$8,347,708	$8,336,860	$7,939,678	$--	$(29,318,013)	$23,361,790	$--

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,357,323,535	$2,325,726,061	$16,366,515	$15,230,959
Preferred Stocks	17,868,960	--	--	17,868,960
Money Market Funds	121,539,304	121,539,304	--	--
Total Investments in Securities:	$2,496,731,799	$2,447,265,365	$16,366,515	$33,099,919

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$ 27,629,303
Total Realized Gain (Loss)	(151,500)
Total Unrealized Gain (Loss)	797,400
Cost of Purchases	10,078,542
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(5,253,826)
Ending Balance	$33,099,919
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2020	$645,903

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Netherlands	4.0%
Denmark	2.8%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value (including securities loaned of $77,492,069) — See accompanying schedule: Unaffiliated issuers (cost $1,518,693,402)	$2,375,192,495
Fidelity Central Funds (cost $121,531,498)	121,539,304
Total Investment in Securities (cost $1,640,224,900)		$2,496,731,799
Restricted cash		85,201
Receivable for fund shares sold		2,375,379
Dividends receivable		2,967,676
Distributions receivable from Fidelity Central Funds		105,086
Prepaid expenses		16,169
Other receivables		55,856
Total assets		2,502,337,166
Liabilities
Payable for investments purchased	$10,324,009
Payable for fund shares redeemed	1,726,211
Accrued management fee	1,110,220
Distribution and service plan fees payable	567,725
Other affiliated payables	429,300
Other payables and accrued expenses	22,392
Collateral on securities loaned	81,386,485
Total liabilities		95,566,342
Net Assets		$2,406,770,824
Net Assets consist of:
Paid in capital		$1,569,554,285
Total accumulated earnings (loss)		837,216,539
Net Assets		$2,406,770,824
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($722,895,712 ÷ 23,294,679 shares)(a)		$31.03
Maximum offering price per share (100/94.25 of $31.03)		$32.92
Class M:
Net Asset Value and redemption price per share ($144,567,509 ÷ 4,972,175 shares)(a)		$29.08
Maximum offering price per share (100/96.50 of $29.08)		$30.13
Class C:
Net Asset Value and offering price per share ($384,419,633 ÷ 14,802,473 shares)(a)		$25.97
Class I:
Net Asset Value, offering price and redemption price per share ($1,092,144,519 ÷ 32,930,741 shares)		$33.16
Class Z:
Net Asset Value, offering price and redemption price per share ($62,743,451 ÷ 1,888,446 shares)		$33.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$23,584,734
Income from Fidelity Central Funds (including $553,301 from security lending)		726,349
Total income		24,311,083
Expenses
Management fee	$11,496,090
Transfer agent fees	3,982,219
Distribution and service plan fees	6,040,493
Accounting fees	650,172
Custodian fees and expenses	11,466
Independent trustees' fees and expenses	13,592
Registration fees	103,918
Audit	68,005
Legal	7,403
Interest	505
Miscellaneous	118,958
Total expenses before reductions	22,492,821
Expense reductions	(144,082)
Total expenses after reductions		22,348,739
Net investment income (loss)		1,962,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,952,834
Fidelity Central Funds	5,477
Other affiliated issuers	(29,318,013)
Foreign currency transactions	(737)
Total net realized gain (loss)		5,639,561
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	515,535,125
Fidelity Central Funds	1,921
Other affiliated issuers	23,361,790
Total change in net unrealized appreciation (depreciation)		538,898,836
Net gain (loss)		544,538,397
Net increase (decrease) in net assets resulting from operations		$546,500,741

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,962,344	$2,635,371
Net realized gain (loss)	5,639,561	250,747,409
Change in net unrealized appreciation (depreciation)	538,898,836	(426,613,675)
Net increase (decrease) in net assets resulting from operations	546,500,741	(173,230,895)
Distributions to shareholders	(142,937,680)	(56,953,710)
Share transactions - net increase (decrease)	(167,947,129)	(367,095,686)
Total increase (decrease) in net assets	235,615,932	(597,280,291)
Net Assets
Beginning of period	2,171,154,892	2,768,435,183
End of period	$2,406,770,824	$2,171,154,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Biotechnology Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.48	$27.80	$24.45	$21.39	$31.43
Income from Investment Operations
Net investment income (loss)A	.03	.03	(.14)	(.15)B	(.16)
Net realized and unrealized gain (loss)	7.40	(1.76)	3.49	3.21	(8.48)
Total from investment operations	7.43	(1.73)	3.35	3.06	(8.64)
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(1.88)	(.59)	–	–	(1.40)
Total distributions	(1.88)	(.59)	–	–	(1.40)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$31.03	$25.48	$27.80	$24.45	$21.39
Total ReturnD,E	30.00%	(6.17)%	13.70%	14.31%	(28.55)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%	1.04%	1.06%	1.05%	1.05%
Expenses net of fee waivers, if any	1.02%	1.03%	1.06%	1.05%	1.05%
Expenses net of all reductions	1.02%	1.03%	1.06%	1.04%	1.04%
Net investment income (loss)	.11%	.13%	(.53)%	(.69)%B	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$722,896	$616,894	$766,303	$787,802	$1,080,733
Portfolio turnover rateH	66%	62%	45%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.71) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.02	$26.32	$23.22	$20.39	$30.06
Income from Investment Operations
Net investment income (loss)A	(.05)	(.04)	(.21)	(.21)B	(.22)
Net realized and unrealized gain (loss)	6.96	(1.67)	3.31	3.04	(8.10)
Total from investment operations	6.91	(1.71)	3.10	2.83	(8.32)
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(1.85)	(.59)	–	–	(1.35)
Total distributions	(1.85)	(.59)	–	–	(1.35)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$29.08	$24.02	$26.32	$23.22	$20.39
Total ReturnD,E	29.64%	(6.44)%	13.35%	13.88%	(28.75)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%	1.34%	1.38%	1.38%	1.37%
Expenses net of fee waivers, if any	1.32%	1.34%	1.38%	1.38%	1.37%
Expenses net of all reductions	1.31%	1.34%	1.38%	1.38%	1.37%
Net investment income (loss)	(.18)%	(.18)%	(.84)%	(1.02)%B	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$144,568	$119,312	$135,879	$127,734	$131,928
Portfolio turnover rateH	66%	62%	45%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.05) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.71	$23.96	$21.23	$18.71	$27.78
Income from Investment Operations
Net investment income (loss)A	(.15)	(.14)	(.29)	(.27)B	(.29)
Net realized and unrealized gain (loss)	6.26	(1.52)	3.02	2.79	(7.46)
Total from investment operations	6.11	(1.66)	2.73	2.52	(7.75)
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(1.85)	(.59)	–	–	(1.32)
Total distributions	(1.85)	(.59)	–	–	(1.32)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$25.97	$21.71	$23.96	$21.23	$18.71
Total ReturnD,E	29.07%	(6.87)%	12.86%	13.47%	(29.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.77%	1.78%	1.80%	1.79%	1.80%
Expenses net of fee waivers, if any	1.77%	1.77%	1.80%	1.79%	1.80%
Expenses net of all reductions	1.76%	1.77%	1.80%	1.79%	1.79%
Net investment income (loss)	(.63)%	(.61)%	(1.27)%	(1.43)%B	(1.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$384,420	$398,749	$558,420	$593,489	$665,036
Portfolio turnover rateH	66%	62%	45%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.46) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.08	$29.42	$25.80	$22.52	$32.95
Income from Investment Operations
Net investment income (loss)A	.11	.11	(.07)	(.10)B	(.10)
Net realized and unrealized gain (loss)	7.88	(1.86)	3.69	3.38	(8.89)
Total from investment operations	7.99	(1.75)	3.62	3.28	(8.99)
Distributions from net investment income	–C	–	–	–	–
Distributions from net realized gain	(1.91)	(.59)	–	–	(1.44)
Total distributions	(1.91)	(.59)	–	–	(1.44)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$33.16	$27.08	$29.42	$25.80	$22.52
Total ReturnD	30.32%	(5.89)%	14.03%	14.56%	(28.32)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.76%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.75%	.76%	.79%	.78%	.78%
Expenses net of all reductions	.75%	.76%	.79%	.77%	.78%
Net investment income (loss)	.38%	.40%	(.26)%	(.42)%B	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,092,145	$1,006,084	$1,307,833	$1,156,358	$908,234
Portfolio turnover rateG	66%	62%	45%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$27.10	$30.06
Income from Investment Operations
Net investment income (loss)B	.15	.16
Net realized and unrealized gain (loss)	7.90	(2.53)
Total from investment operations	8.05	(2.37)
Distributions from net investment income	(.02)	–
Distributions from net realized gain	(1.91)	(.59)
Total distributions	(1.93)	(.59)
Net asset value, end of period	$33.22	$27.10
Total ReturnC,D	30.53%	(7.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%	.63%G
Expenses net of fee waivers, if any	.62%	.63%G
Expenses net of all reductions	.62%	.62%G
Net investment income (loss)	.51%	.73%G
Supplemental Data
Net assets, end of period (000 omitted)	$62,743	$30,116
Portfolio turnover rateH	66%	62%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(11.79)%	4.64%	6.45%
Class M (incl. 3.50% sales charge)	(9.89)%	4.87%	6.44%
Class C (incl. contingent deferred sales charge)	(8.01)%	5.10%	6.29%
Class I	(6.19)%	6.16%	7.36%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Communications Equipment Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,680	Fidelity Advisor® Communications Equipment Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Communications Equipment Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Caroline Tall:  For the year, the fund’s share classes (excluding sales charges, if applicable) returned roughly -6% to -7%, a bit behind the -6.00% result of the MSCI North America IMI + ADR Custom Communications Equipment 25/50 Linked Index, and considerably lagging the S&P 500®. Versus the MSCI industry index, unrewarding stock selection in the fund’s core communications equipment segment was the primary detractor from performance. Multinational networking and telecommunications equipment supplier Ericsson (+34%), headquartered in Sweden, was the fund’s largest individual relative detractor by a considerable margin because of our underweighting here. A slew of big-ticket deals to develop 5G networks aided the stock the past year. Untimely ownership of Arista Networks, which returned about -6% in the fund, also detracted meaningfully. F5 Networks, an application-delivery services provider that returned -8% in the portfolio, further weighed on our relative performance. Conversely, non-index positions in internet services & infrastructure, systems software and several other groups added value versus the industry benchmark the past 12 months. Top relative contributors Fastly (+232%) and Cloudflare (+92%) – both outside the benchmark – were major beneficiaries of the COVID-19 pandemic. Fastly operates an edge cloud platform for processing, serving and securing its customers’ applications, while Cloudflare provides an integrated cloud-based security solution across a combination of platforms, including public cloud, private cloud, on-premise, software-as-a-service applications, and IoT devices. Ciena, a major player in fiber-optic cable, is another stock that lifted the fund’s relative result this period. Our overweighted position here advanced approximately 31%. All stocks mentioned above were held at period end, except our stake in Fastly, which we sold during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor® Communications Equipment Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Ericsson (B Shares) sponsored ADR	21.8
Cisco Systems, Inc.	15.9
Ciena Corp.	4.9
Juniper Networks, Inc.	4.7
F5 Networks, Inc.	4.5
Motorola Solutions, Inc.	3.8
Lumentum Holdings, Inc.	3.7
Calix Networks, Inc.	3.1
ViaSat, Inc.	3.1
EchoStar Holding Corp. Class A	3.1
68.6

Top Industries (% of fund's net assets)

As of July 31, 2020
Communications Equipment	91.7%
Software	4.3%
Electronic Equipment & Components	0.3%
All Others*	3.7%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Communications Equipment Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Communications Equipment - 91.7%
Communications Equipment - 91.7%
Acacia Communications, Inc. (a)	8,007	$544,316
ADTRAN, Inc.	10,168	126,287
Arista Networks, Inc. (a)	2,212	574,611
Calix Networks, Inc. (a)	29,260	600,123
Casa Systems, Inc. (a)	5,843	32,779
Ciena Corp. (a)	15,611	929,011
Cisco Systems, Inc.	64,490	3,037,479
CommScope Holding Co., Inc. (a)	38,073	353,317
EchoStar Holding Corp. Class A (a)	21,379	583,647
Ericsson (B Shares) sponsored ADR	361,221	4,172,103
Evertz Technologies Ltd.	5,611	52,237
Extreme Networks, Inc. (a)	25,461	115,848
F5 Networks, Inc. (a)	6,323	859,296
Harmonic, Inc. (a)	20,454	114,133
Inseego Corp. (a)(b)	14,415	194,314
InterDigital, Inc.	6,749	405,075
Juniper Networks, Inc.	35,750	907,335
Lumentum Holdings, Inc. (a)	7,575	703,187
Motorola Solutions, Inc.	5,253	734,369
NetScout Systems, Inc. (a)	15,542	395,699
Nokia Corp. sponsored ADR	114,105	545,422
Radware Ltd. (a)	8,819	225,325
Sierra Wireless, Inc. (a)	7,798	103,744
Sonus Networks, Inc. (a)	12,561	55,268
ViaSat, Inc. (a)	15,481	587,659
Viavi Solutions, Inc. (a)	41,553	574,678
		17,527,262
Electronic Equipment & Components - 0.3%
Electronic Components - 0.3%
Corning, Inc.	1,733	53,723
Software - 4.3%
Application Software - 0.9%
Citrix Systems, Inc.	1,196	170,741
Systems Software - 3.4%
Cloudflare, Inc. (a)	4,800	199,776
CommVault Systems, Inc. (a)	2,164	95,389
Crowdstrike Holdings, Inc. (a)	1,063	120,332
Rapid7, Inc. (a)(b)	1,626	96,861
Tenable Holdings, Inc. (a)	4,258	144,474
		656,832

TOTAL SOFTWARE		827,573

TOTAL COMMON STOCKS
(Cost $13,018,479)		18,408,558

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.14% (c)	810,612	810,855
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	266,899	266,925
TOTAL MONEY MARKET FUNDS
(Cost $1,077,780)		1,077,780
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $14,096,259)		19,486,338
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(375,496)
NET ASSETS - 100%		$19,110,842

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,663
Fidelity Securities Lending Cash Central Fund	26,699
Total	$29,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$18,408,558	$18,408,558	$--	$--
Money Market Funds	1,077,780	1,077,780	--	--
Total Investments in Securities:	$19,486,338	$19,486,338	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.3%
Sweden	21.8%
Finland	2.9%
Israel	1.2%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value (including securities loaned of $265,596) — See accompanying schedule: Unaffiliated issuers (cost $13,018,479)	$18,408,558
Fidelity Central Funds (cost $1,077,780)	1,077,780
Total Investment in Securities (cost $14,096,259)		$19,486,338
Receivable for fund shares sold		1,764
Distributions receivable from Fidelity Central Funds		5,081
Prepaid expenses		92
Receivable from investment adviser for expense reductions		1,359
Other receivables		3,071
Total assets		19,497,705
Liabilities
Payable for investments purchased	$87,535
Payable for fund shares redeemed	5,487
Accrued management fee	8,099
Distribution and service plan fees payable	5,966
Other affiliated payables	4,710
Other payables and accrued expenses	8,366
Collateral on securities loaned	266,700
Total liabilities		386,863
Net Assets		$19,110,842
Net Assets consist of:
Paid in capital		$14,991,706
Total accumulated earnings (loss)		4,119,136
Net Assets		$19,110,842
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,653,955 ÷ 722,315 shares)(a)		$14.75
Maximum offering price per share (100/94.25 of $14.75)		$15.65
Class M:
Net Asset Value and redemption price per share ($4,196,886 ÷ 297,876 shares)(a)		$14.09
Maximum offering price per share (100/96.50 of $14.09)		$14.60
Class C:
Net Asset Value and offering price per share ($2,695,325 ÷ 211,962 shares)(a)		$12.72
Class I:
Net Asset Value, offering price and redemption price per share ($1,564,676 ÷ 101,280 shares)		$15.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$214,290
Income from Fidelity Central Funds (including $26,699 from security lending)		29,362
Total income		243,652
Expenses
Management fee	$111,498
Transfer agent fees	57,479
Distribution and service plan fees	83,308
Accounting fees	8,135
Custodian fees and expenses	10,720
Independent trustees' fees and expenses	146
Registration fees	52,106
Audit	46,644
Legal	1,302
Miscellaneous	1,733
Total expenses before reductions	373,071
Expense reductions	(55,600)
Total expenses after reductions		317,471
Net investment income (loss)		(73,819)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(974,472)
Fidelity Central Funds	118
Foreign currency transactions	(14)
Total net realized gain (loss)		(974,368)
Change in net unrealized appreciation (depreciation) on investment securities		(1,126,563)
Net gain (loss)		(2,100,931)
Net increase (decrease) in net assets resulting from operations		$(2,174,750)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(73,819)	$(62,945)
Net realized gain (loss)	(974,368)	(54,816)
Change in net unrealized appreciation (depreciation)	(1,126,563)	1,972,149
Net increase (decrease) in net assets resulting from operations	(2,174,750)	1,854,388
Distributions to shareholders	–	(912,371)
Share transactions - net increase (decrease)	(8,916,500)	8,000,664
Total increase (decrease) in net assets	(11,091,250)	8,942,681
Net Assets
Beginning of period	30,202,092	21,259,411
End of period	$19,110,842	$30,202,092

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Communications Equipment Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.17	$13.69	$12.09	$12.57
Income from Investment Operations
Net investment income (loss)A	(.03)	(.01)	.03	.07	.09
Net realized and unrealized gain (loss)	(.98)	1.04	2.08	1.76	(.20)
Total from investment operations	(1.01)	1.03	2.11	1.83	(.11)
Distributions from net investment income	–	–	(.04)B	(.05)	–
Distributions from net realized gain	–	(.44)	(.59)B	(.18)	(.37)
Total distributions	–	(.44)	(.63)	(.23)	(.37)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C
Net asset value, end of period	$14.75	$15.76	$15.17	$13.69	$12.09
Total ReturnD,E	(6.41)%	7.09%	15.86%	15.24%	(.53)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.64%	1.47%	1.76%	1.78%	2.10%
Expenses net of fee waivers, if any	1.41%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.37%	1.39%	1.39%	1.39%	1.40%
Net investment income (loss)	(.20)%	(.09)%	.21%	.56%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,654	$14,991	$8,860	$6,247	$4,536
Portfolio turnover rateH	138%	98%	60%	71%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$14.59	$13.18	$11.65	$12.15
Income from Investment Operations
Net investment income (loss)A	(.06)	(.05)	–	.04	.06
Net realized and unrealized gain (loss)	(.94)	.99	2.00	1.69	(.20)
Total from investment operations	(1.00)	.94	2.00	1.73	(.14)
Distributions from net investment income	–	–	(.02)B	(.02)	–
Distributions from net realized gain	–	(.44)	(.57)B	(.18)	(.36)
Total distributions	–	(.44)	(.59)	(.20)	(.36)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C
Net asset value, end of period	$14.09	$15.09	$14.59	$13.18	$11.65
Total ReturnD,E	(6.63)%	6.75%	15.69%	14.94%	(.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.91%	1.80%	2.11%	2.11%	2.41%
Expenses net of fee waivers, if any	1.66%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	(.45)%	(.34)%	(.04)%	.31%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$4,197	$5,242	$4,943	$4,236	$3,674
Portfolio turnover rateH	138%	98%	60%	71%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$13.34	$12.10	$10.74	$11.27
Income from Investment Operations
Net investment income (loss)A	(.12)	(.11)	(.07)	(.02)	.01
Net realized and unrealized gain (loss)	(.85)	.90	1.84	1.56	(.19)
Total from investment operations	(.97)	.79	1.77	1.54	(.18)
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	–	(.44)	(.53)	(.18)	(.35)
Total distributions	–	(.44)	(.53)	(.18)	(.35)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$12.72	$13.69	$13.34	$12.10	$10.74
Total ReturnC,D	(7.09)%	6.25%	15.06%	14.39%	(1.29)%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.42%	2.28%	2.54%	2.55%	2.86%
Expenses net of fee waivers, if any	2.16%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.12%	2.14%	2.14%	2.14%	2.15%
Net investment income (loss)	(.95)%	(.84)%	(.54)%	(.19)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,695	$5,264	$4,684	$3,066	$2,479
Portfolio turnover rateG	138%	98%	60%	71%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.47	$15.79	$14.22	$12.54	$13.01
Income from Investment Operations
Net investment income (loss)A	.01	.03	.07	.11	.12
Net realized and unrealized gain (loss)	(1.03)	1.09	2.16	1.83	(.20)
Total from investment operations	(1.02)	1.12	2.23	1.94	(.08)
Distributions from net investment income	–	–	(.05)B	(.08)	–
Distributions from net realized gain	–	(.44)	(.61)B	(.18)	(.39)
Total distributions	–	(.44)	(.66)	(.26)	(.39)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C
Net asset value, end of period	$15.45	$16.47	$15.79	$14.22	$12.54
Total ReturnD	(6.19)%	7.39%	16.21%	15.55%	(.33)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.27%	1.12%	1.42%	1.46%	1.69%
Expenses net of fee waivers, if any	1.16%	1.12%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%	1.11%	1.14%	1.14%	1.14%
Net investment income (loss)	.05%	.19%	.47%	.81%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,565	$4,705	$2,773	$4,733	$1,209
Portfolio turnover rateG	138%	98%	60%	71%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	9.36%	9.51%	14.31%
Class M (incl. 3.50% sales charge)	11.65%	9.72%	14.26%
Class C (incl. contingent deferred sales charge)	14.14%	9.98%	14.14%
Class I	16.34%	11.12%	15.34%
Class Z	16.48%	11.17%	15.37%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Consumer Discretionary Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$38,095	Fidelity Advisor® Consumer Discretionary Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Consumer Discretionary Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Kathrine Shaw:  For the fiscal year reporting period ending July 31, 2020, the fund's shares classes returned between roughly 15% and 16% (excluding sales charges, if applicable), behind the 21.80% advance of the MSCI U.S. IMI Consumer Discretionary 25/50 Index but ahead of the 11.96% result of the broad-market S&P 500® index. The sector overcame coronavirus headwinds this period to rebounded from late March through July on aggressive support for the financial markets by the U.S. Federal Reserve and plans for reopening the economy, as well as progress on potential treatments. In particular, internet retailers outperformed as the pandemic accelerated a broader shift to e-commerce. Avoiding index component Tesla was by far the fund’s biggest individual detractor because the stock gained 492% the past 12 months. Tesla’s Model 3 reached record-breaking sales in China and the company produced its fourth consecutive quarter of profit. Untimely positioning in Royal Caribbean Cruises (-74%) also hurt, as did a very modest cash position of about 1%, on average, which detracted amid an uptrending stock market. We sold our stake in Royal Caribbean from the fund by period end. Conversely, our stake in Amazon.com (+72%) was easily the fund’s largest individual contributor and the fund’s largest position. Shares of the company performed well as the COVID-19 pandemic accelerated a broader shift to e-commerce spending. It also helped to avoid index component General Motors (36%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Amazon.com, Inc.	24.3
The Home Depot, Inc.	9.2
Lowe's Companies, Inc.	5.1
McDonald's Corp.	4.0
NIKE, Inc. Class B	3.9
Starbucks Corp.	3.8
Burlington Stores, Inc.	3.0
Dollar General Corp.	3.0
TJX Companies, Inc.	2.8
Dollar Tree, Inc.	2.5
61.6

Top Industries (% of fund's net assets)

As of July 31, 2020
Internet & Direct Marketing Retail	28.1%
Specialty Retail	28.0%
Hotels, Restaurants & Leisure	17.1%
Textiles, Apparel & Luxury Goods	9.2%
Multiline Retail	7.5%
All Others*	10.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Consumer Discretionary Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Automobiles - 0.4%
Automobile Manufacturers - 0.4%
Ferrari NV	10,203	$1,853,885
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	13,651	1,272,956
Diversified Consumer Services - 1.3%
Education Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	10,400	1,115,296
Grand Canyon Education, Inc. (a)	39,303	3,487,748
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,910	1,249,182
		5,852,226
Food & Staples Retailing - 2.5%
Food Distributors - 1.3%
Performance Food Group Co. (a)	101,808	2,852,660
U.S. Foods Holding Corp. (a)	129,176	2,622,273
		5,474,933
Food Retail - 0.2%
Kroger Co.	27,900	970,641
Hypermarkets & Super Centers - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	73,890	2,959,295
Walmart, Inc.	12,363	1,599,772
		4,559,067

TOTAL FOOD & STAPLES RETAILING		11,004,641

Food Products - 0.2%
Packaged Foods & Meats - 0.2%
JDE Peet's BV	18,700	831,544
Hotels, Restaurants & Leisure - 17.1%
Casinos & Gaming - 1.8%
Caesars Entertainment, Inc. (a)	99,985	3,104,534
Churchill Downs, Inc.	30,322	4,200,203
Penn National Gaming, Inc. (a)	24,200	819,170
		8,123,907
Hotels, Resorts & Cruise Lines - 2.4%
Extended Stay America, Inc. unit	178,200	2,033,262
Hilton Worldwide Holdings, Inc.	63,000	4,728,150
Marriott Vacations Worldwide Corp.	44,046	3,728,934
		10,490,346
Leisure Facilities - 1.7%
Drive Shack, Inc. (a)	190,081	340,245
Planet Fitness, Inc. (a)	63,804	3,330,569
Vail Resorts, Inc.	19,917	3,824,662
		7,495,476
Restaurants - 11.2%
ARAMARK Holdings Corp.	99,117	2,093,351
Chipotle Mexican Grill, Inc. (a)	7,128	8,233,980
Darden Restaurants, Inc.	7,600	576,840
McDonald's Corp.	91,308	17,739,318
Noodles & Co. (a)	91,863	638,448
Restaurant Brands International, Inc.	18,800	1,061,794
Starbucks Corp.	220,070	16,841,957
Wendy's Co.	98,700	2,287,866
		49,473,554

TOTAL HOTELS, RESTAURANTS & LEISURE		75,583,283

Household Durables - 3.9%
Homebuilding - 3.9%
D.R. Horton, Inc.	109,119	7,219,313
Lennar Corp. Class A	61,207	4,428,326
NVR, Inc. (a)	1,374	5,400,026
		17,047,665
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	1,453	2,161,991
Internet & Direct Marketing Retail - 28.1%
Internet & Direct Marketing Retail - 28.1%
Amazon.com, Inc. (a)	33,900	107,282,655
Delivery Hero AG (a)(b)	3,800	437,594
Expedia, Inc.	56,700	4,593,267
Ocado Group PLC (a)	34,300	921,770
The Booking Holdings, Inc. (a)	5,681	9,442,561
The RealReal, Inc. (a)(c)	54,005	736,628
Wayfair LLC Class A (a)	3,519	936,371
		124,350,846
IT Services - 0.6%
Data Processing & Outsourced Services - 0.6%
PayPal Holdings, Inc. (a)	10,004	1,961,484
Visa, Inc. Class A	4,600	875,840
		2,837,324
Multiline Retail - 7.5%
General Merchandise Stores - 7.5%
B&M European Value Retail SA	224,676	1,361,687
Dollar General Corp.	69,958	13,320,003
Dollar Tree, Inc. (a)	119,772	11,180,716
Ollie's Bargain Outlet Holdings, Inc. (a)	50,443	5,301,559
Target Corp.	16,400	2,064,432
		33,228,397
Road & Rail - 0.1%
Trucking - 0.1%
Lyft, Inc. (a)	20,552	600,735
Specialty Retail - 28.0%
Apparel Retail - 7.8%
Burlington Stores, Inc. (a)	71,225	13,390,300
Ross Stores, Inc.	85,311	7,649,837
The Children's Place Retail Stores, Inc. (c)	36,161	882,690
TJX Companies, Inc.	240,248	12,490,494
		34,413,321
Automotive Retail - 2.8%
AutoZone, Inc. (a)	3,707	4,475,906
Monro, Inc. (c)	21,118	1,188,943
O'Reilly Automotive, Inc. (a)	14,183	6,770,681
		12,435,530
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	44,772	4,458,843
Home Improvement Retail - 14.9%
Floor & Decor Holdings, Inc. Class A (a)	40,206	2,649,575
Lowe's Companies, Inc.	149,972	22,332,331
The Home Depot, Inc.	153,118	40,651,298
		65,633,204
Specialty Stores - 1.5%
Dick's Sporting Goods, Inc.	36,600	1,669,692
Five Below, Inc. (a)	31,655	3,447,546
National Vision Holdings, Inc. (a)	31,159	996,776
Sally Beauty Holdings, Inc. (a)	50,000	580,500
		6,694,514

TOTAL SPECIALTY RETAIL		123,635,412

Textiles, Apparel & Luxury Goods - 9.2%
Apparel, Accessories & Luxury Goods - 4.3%
adidas AG	8,084	2,227,324
Canada Goose Holdings, Inc. (a)	17,066	379,811
Capri Holdings Ltd. (a)	118,679	1,777,811
G-III Apparel Group Ltd. (a)(c)	19,605	193,893
Hermes International SCA	688	556,117
lululemon athletica, Inc. (a)	7,375	2,401,226
LVMH Moet Hennessy Louis Vuitton SE	6,315	2,746,035
PVH Corp.	83,516	4,063,889
Tapestry, Inc.	177,120	2,366,323
VF Corp.	36,834	2,223,300
		18,935,729
Footwear - 4.9%
Deckers Outdoor Corp. (a)	18,900	3,954,825
NIKE, Inc. Class B	178,354	17,409,134
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,500	483,120
		21,847,079

TOTAL TEXTILES, APPAREL & LUXURY GOODS		40,782,808

TOTAL COMMON STOCKS
(Cost $273,508,339)		441,043,713

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.14% (d)	1,544,649	1,545,113
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	1,634,861	1,635,025
TOTAL MONEY MARKET FUNDS
(Cost $3,179,983)		3,180,138
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $276,688,322)		444,223,851
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,928,275)
NET ASSETS - 100%		$442,295,576

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $437,594 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,108
Fidelity Securities Lending Cash Central Fund	51,294
Total	$66,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$441,043,713	$438,297,678	$2,746,035	$--
Money Market Funds	3,180,138	3,180,138	--	--
Total Investments in Securities:	$444,223,851	$441,477,816	$2,746,035	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value (including securities loaned of $1,573,980) — See accompanying schedule: Unaffiliated issuers (cost $273,508,339)	$441,043,713
Fidelity Central Funds (cost $3,179,983)	3,180,138
Total Investment in Securities (cost $276,688,322)		$444,223,851
Receivable for investments sold		8,447,213
Receivable for fund shares sold		242,908
Dividends receivable		83,622
Distributions receivable from Fidelity Central Funds		7,165
Prepaid expenses		2,030
Other receivables		7,341
Total assets		453,014,130
Liabilities
Payable for investments purchased	$8,257,826
Payable for fund shares redeemed	448,843
Accrued management fee	190,496
Distribution and service plan fees payable	100,685
Other affiliated payables	73,686
Other payables and accrued expenses	12,168
Collateral on securities loaned	1,634,850
Total liabilities		10,718,554
Net Assets		$442,295,576
Net Assets consist of:
Paid in capital		$270,256,946
Total accumulated earnings (loss)		172,038,630
Net Assets		$442,295,576
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($159,602,670 ÷ 4,736,360 shares)(a)		$33.70
Maximum offering price per share (100/94.25 of $33.70)		$35.76
Class M:
Net Asset Value and redemption price per share ($33,895,593 ÷ 1,085,378 shares)(a)		$31.23
Maximum offering price per share (100/96.50 of $31.23)		$32.36
Class C:
Net Asset Value and offering price per share ($65,223,186 ÷ 2,443,449 shares)(a)		$26.69
Class I:
Net Asset Value, offering price and redemption price per share ($134,906,618 ÷ 3,683,343 shares)		$36.63
Class Z:
Net Asset Value, offering price and redemption price per share ($48,667,509 ÷ 1,325,287 shares)		$36.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$3,602,269
Income from Fidelity Central Funds (including $51,294 from security lending)		66,402
Total income		3,668,671
Expenses
Management fee	$2,119,257
Transfer agent fees	730,192
Distribution and service plan fees	1,184,186
Accounting fees	154,660
Custodian fees and expenses	14,250
Independent trustees' fees and expenses	2,503
Registration fees	79,795
Audit	61,448
Legal	3,549
Interest	1,732
Miscellaneous	18,495
Total expenses before reductions	4,370,067
Expense reductions	(10,138)
Total expenses after reductions		4,359,929
Net investment income (loss)		(691,258)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,555,810
Fidelity Central Funds	91
Foreign currency transactions	(4,082)
Total net realized gain (loss)		7,551,819
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	44,691,148
Fidelity Central Funds	155
Assets and liabilities in foreign currencies	332
Total change in net unrealized appreciation (depreciation)		44,691,635
Net gain (loss)		52,243,454
Net increase (decrease) in net assets resulting from operations		$51,552,196

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(691,258)	$(534,996)
Net realized gain (loss)	7,551,819	13,464,661
Change in net unrealized appreciation (depreciation)	44,691,635	9,013,424
Net increase (decrease) in net assets resulting from operations	51,552,196	21,943,089
Distributions to shareholders	(11,256,995)	(4,099,245)
Share transactions - net increase (decrease)	(27,377,411)	6,479,535
Total increase (decrease) in net assets	12,917,790	24,323,379
Net Assets
Beginning of period	429,377,786	405,054,407
End of period	$442,295,576	$429,377,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Consumer Discretionary Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.83	$28.22	$22.92	$20.94	$21.51
Income from Investment Operations
Net investment income (loss)A	(.04)	(.02)	(.02)	.06	.10B
Net realized and unrealized gain (loss)	4.73	1.90	5.32	2.01	(.21)
Total from investment operations	4.69	1.88	5.30	2.07	(.11)
Distributions from net investment income	–	–	–	(.09)	(.02)
Distributions from net realized gain	(.82)	(.27)	–	–	(.44)
Total distributions	(.82)	(.27)	–	(.09)	(.46)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$33.70	$29.83	$28.22	$22.92	$20.94
Total ReturnD,E	16.03%	6.81%	23.12%	9.93%	(.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%	1.08%	1.12%	1.10%	1.10%
Expenses net of fee waivers, if any	1.07%	1.08%	1.12%	1.10%	1.10%
Expenses net of all reductions	1.06%	1.07%	1.11%	1.10%	1.09%
Net investment income (loss)	(.14)%	(.09)%	(.08)%	.26%	.49%B
Supplemental Data
Net assets, end of period (000 omitted)	$159,603	$159,298	$146,605	$109,303	$144,578
Portfolio turnover rateH	41%I	60%	60%	47%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.78	$26.36	$21.47	$19.66	$20.26
Income from Investment Operations
Net investment income (loss)A	(.11)	(.09)	(.08)	–B	.03C
Net realized and unrealized gain (loss)	4.38	1.78	4.97	1.89	(.19)
Total from investment operations	4.27	1.69	4.89	1.89	(.16)
Distributions from net investment income	–	–	–	(.08)	–
Distributions from net realized gain	(.82)	(.27)	–	–	(.44)
Total distributions	(.82)	(.27)	–	(.08)	(.44)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$31.23	$27.78	$26.36	$21.47	$19.66
Total ReturnD,E	15.70%	6.56%	22.78%	9.62%	(.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%	1.34%	1.38%	1.39%	1.40%
Expenses net of fee waivers, if any	1.34%	1.34%	1.38%	1.39%	1.40%
Expenses net of all reductions	1.33%	1.34%	1.38%	1.39%	1.39%
Net investment income (loss)	(.41)%	(.35)%	(.35)%	(.02)%	.19%C
Supplemental Data
Net assets, end of period (000 omitted)	$33,896	$32,792	$34,622	$26,398	$28,259
Portfolio turnover rateH	41%I	60%	60%	47%	59%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.97	$22.90	$18.74	$17.18	$17.84
Income from Investment Operations
Net investment income (loss)A	(.21)	(.19)	(.17)	(.09)	(.04)B
Net realized and unrealized gain (loss)	3.75	1.53	4.33	1.65	(.18)
Total from investment operations	3.54	1.34	4.16	1.56	(.22)
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(.82)	(.27)	–	–	(.44)
Total distributions	(.82)	(.27)	–	–	(.44)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$26.69	$23.97	$22.90	$18.74	$17.18
Total ReturnD,E	15.14%	6.02%	22.20%	9.08%	(1.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%	1.83%	1.87%	1.85%	1.86%
Expenses net of fee waivers, if any	1.82%	1.83%	1.87%	1.85%	1.86%
Expenses net of all reductions	1.82%	1.82%	1.86%	1.85%	1.85%
Net investment income (loss)	(.90)%	(.83)%	(.83)%	(.49)%	(.27)%B
Supplemental Data
Net assets, end of period (000 omitted)	$65,223	$70,890	$71,116	$59,958	$67,306
Portfolio turnover rateH	41%I	60%	60%	47%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.42) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$32.27	$30.42	$24.64	$22.48	$23.06
Income from Investment Operations
Net investment income (loss)A	.04	.06	.06	.12	.16B
Net realized and unrealized gain (loss)	5.14	2.06	5.72	2.18	(.22)
Total from investment operations	5.18	2.12	5.78	2.30	(.06)
Distributions from net investment income	–	–	–	(.14)	(.08)
Distributions from net realized gain	(.82)	(.27)	–	–	(.44)
Total distributions	(.82)	(.27)	–	(.14)	(.52)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$36.63	$32.27	$30.42	$24.64	$22.48
Total ReturnD	16.34%	7.10%	23.46%	10.27%	(.13)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.80%	.84%	.83%	.84%
Expenses net of fee waivers, if any	.79%	.80%	.83%	.83%	.84%
Expenses net of all reductions	.79%	.80%	.83%	.83%	.83%
Net investment income (loss)	.13%	.19%	.20%	.54%	.75%B
Supplemental Data
Net assets, end of period (000 omitted)	$134,907	$159,613	$152,711	$82,195	$75,742
Portfolio turnover rateG	41%H	60%	60%	47%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$32.31	$31.56
Income from Investment Operations
Net investment income (loss)B	.09	.10
Net realized and unrealized gain (loss)	5.14	.92
Total from investment operations	5.23	1.02
Distributions from net investment income	–	–
Distributions from net realized gain	(.82)	(.27)
Total distributions	(.82)	(.27)
Net asset value, end of period	$36.72	$32.31
Total ReturnC,D	16.48%	3.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%	.67%G
Expenses net of fee waivers, if any	.66%	.66%G
Expenses net of all reductions	.66%	.66%G
Net investment income (loss)	.26%	.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$48,668	$6,786
Portfolio turnover rateH	41%I	60%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(43.01)%	(11.92)%	(4.03)%
Class M (incl. 3.50% sales charge)	(41.77)%	(11.73)%	(4.03)%
Class C (incl. contingent deferred sales charge)	(40.54)%	(11.50)%	(4.16)%
Class I	(39.33)%	(10.60)%	(3.18)%
Class Z	(39.22)%	(10.55)%	(3.15)%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Energy Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$6,631	Fidelity Advisor® Energy Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Energy Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Maurice FitzMaurice:  For the fiscal year ending July 31, 2020, the fund's share classes (excluding sales charges, if applicable) returned between -39% and -40%, about in line with the -39.33% result of the MSCI U.S. IMI Energy 25/50 Index, but considerable behind the broad-market S&P 500® index. Versus the MSCI sector benchmark, security selection in the oil & gas exploration & production and the integrated oil & gas groups detracted most from the fund's performance the past 12 months. Positioning in oil & gas drilling also hurt, but to a lesser extent. Conversely, stock picks in the oil & gas storage & transportation category contributed to the fund's relative result, as did investment choices among oil & gas equipment & services and in oil & gas refining & marketing companies. The fund's stake in cash, at about 1% of assets, on average, also helped in a down market. In terms of individual stocks, the fund's position in integrated oil & gas company Occidental Petroleum (-67%) was the largest relative detractor this period. In the same category, our underweight stake in Chevron (-29%) also hurt, as the stock held up better than the sector benchmark. The fund maintained sizable positions in both Occidental and Chevron at period end. Turning to individual contributors, the fund's overweight in natural gas producer Cheniere Energy (-24%) helped more than any other position. An out-of-benchmark allocation to one stock in the independent power producers & energy traders group - Vistra (-18%) – was another key contributor to the fund's relative result. Both Cheniere and Vistra were among the fund's top 20 positions as of July 31.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On January 1, 2020, Maurice Fitzmaurice assumed management responsibilities for the fund, succeeding John Dowd, who left the firm.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Chevron Corp.	18.1
Exxon Mobil Corp.	13.3
BP PLC sponsored ADR	5.7
Cheniere Energy, Inc.	5.5
EOG Resources, Inc.	4.1
The Williams Companies, Inc.	3.9
Marathon Petroleum Corp.	3.8
Baker Hughes Co. Class A	3.8
Valero Energy Corp.	3.7
ConocoPhillips Co.	3.7
65.6

Top Industries (% of fund's net assets)

As of July 31, 2020
Oil, Gas & Consumable Fuels	87.9%
Energy Equipment & Services	8.5%
Independent Power and Renewable Electricity Producers	3.0%
All Others*	0.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Energy Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Energy Equipment & Services - 8.5%
Oil & Gas Drilling - 0.9%
Nabors Industries Ltd. (a)	24,612	$1,043,795
Odfjell Drilling Ltd. (b)	1,111,056	1,376,941
Patterson-UTI Energy, Inc.	214,100	829,638
Shelf Drilling Ltd. (b)(c)	888,328	313,292
		3,563,666
Oil & Gas Equipment & Services - 7.6%
Baker Hughes Co. Class A (a)	973,900	15,085,711
Cactus, Inc.	95,400	2,157,948
Forum Energy Technologies, Inc. (b)	310,527	155,450
Nextier Oilfield Solutions, Inc. (b)	447,800	1,128,456
Oceaneering International, Inc. (b)	142,200	799,164
ProPetro Holding Corp. (b)	437,900	2,351,523
RigNet, Inc. (b)	349,251	859,157
Schlumberger Ltd.	224,618	4,074,571
TechnipFMC PLC	466,500	3,745,995
		30,357,975

TOTAL ENERGY EQUIPMENT & SERVICES		33,921,641

Independent Power and Renewable Electricity Producers - 3.0%
Independent Power Producers & Energy Traders - 3.0%
Vistra Corp.	646,800	12,069,288
Oil, Gas & Consumable Fuels - 87.9%
Integrated Oil & Gas - 43.0%
BP PLC sponsored ADR	1,039,600	22,912,784
Chevron Corp.	857,509	71,979,305
Exxon Mobil Corp.	1,261,361	53,078,071
Occidental Petroleum Corp.	280,100	4,408,774
Occidental Petroleum Corp. warrants 8/3/27 (b)	36,587	204,887
Royal Dutch Shell PLC Class B sponsored ADR	284,300	8,045,690
Suncor Energy, Inc.	483,900	7,611,910
Total SA sponsored ADR	90,800	3,419,528
		171,660,949
Oil & Gas Exploration & Production - 21.6%
Callon Petroleum Co. (a)(b)	573,400	653,676
Canadian Natural Resources Ltd.	468,500	8,265,075
Cimarex Energy Co.	93,100	2,277,226
Concho Resources, Inc.	32,500	1,707,550
ConocoPhillips Co.	393,300	14,705,487
Devon Energy Corp.	158,200	1,659,518
EOG Resources, Inc.	352,086	16,495,229
Hess Corp.	55,500	2,731,155
Magnolia Oil & Gas Corp. Class A (b)	304,900	1,823,302
National Energy Services Reunited Corp. (b)	458,300	3,066,027
Noble Energy, Inc.	763,100	7,623,369
Northern Oil & Gas, Inc. (a)(b)	2,082,500	1,669,124
Parsley Energy, Inc. Class A	323,800	3,555,324
PDC Energy, Inc. (b)	273,588	3,901,365
Pioneer Natural Resources Co.	149,216	14,462,015
Viper Energy Partners LP	132,100	1,365,914
		85,961,356
Oil & Gas Refining & Marketing - 10.5%
Marathon Petroleum Corp.	397,778	15,195,120
Phillips 66 Co.	183,218	11,363,180
Valero Energy Corp.	264,300	14,861,589
World Fuel Services Corp.	14,600	343,538
		41,763,427
Oil & Gas Storage & Transport - 12.8%
Cheniere Energy, Inc. (b)	444,600	21,998,808
Enterprise Products Partners LP	340,500	5,992,800
Euronav NV	59,700	584,463
Golar LNG Ltd. (a)	217,300	1,629,750
Noble Midstream Partners LP	297,188	2,793,567
Teekay LNG Partners LP	210,000	2,284,800
The Williams Companies, Inc.	816,800	15,625,384
		50,909,572

TOTAL OIL, GAS & CONSUMABLE FUELS		350,295,304

TOTAL COMMON STOCKS
(Cost $529,331,227)		396,286,233

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.14% (d)	2,059,540	2,060,157
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	3,298,395	3,298,724
TOTAL MONEY MARKET FUNDS
(Cost $5,358,881)		5,358,881
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $534,690,108)		401,645,114
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,025,742)
NET ASSETS - 100%		$398,619,372

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $313,292 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,795
Fidelity Securities Lending Cash Central Fund	34,350
Total	$75,145

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$396,286,233	$396,286,233	$--	$--
Money Market Funds	5,358,881	5,358,881	--	--
Total Investments in Securities:	$401,645,114	$401,645,114	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
United Kingdom	8.6%
Canada	4.0%
Curacao	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value (including securities loaned of $3,012,926) — See accompanying schedule: Unaffiliated issuers (cost $529,331,227)	$396,286,233
Fidelity Central Funds (cost $5,358,881)	5,358,881
Total Investment in Securities (cost $534,690,108)		$401,645,114
Receivable for fund shares sold		778,850
Dividends receivable		409,622
Distributions receivable from Fidelity Central Funds		11,906
Prepaid expenses		4,834
Other receivables		159,823
Total assets		403,010,149
Liabilities
Payable for fund shares redeemed	$653,987
Accrued management fee	181,148
Distribution and service plan fees payable	82,309
Other affiliated payables	94,052
Other payables and accrued expenses	80,881
Collateral on securities loaned	3,298,400
Total liabilities		4,390,777
Net Assets		$398,619,372
Net Assets consist of:
Paid in capital		$812,912,504
Total accumulated earnings (loss)		(414,293,132)
Net Assets		$398,619,372
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($114,321,275 ÷ 6,889,843 shares)(a)		$16.59
Maximum offering price per share (100/94.25 of $16.59)		$17.60
Class M:
Net Asset Value and redemption price per share ($43,768,125 ÷ 2,574,956 shares)(a)		$17.00
Maximum offering price per share (100/96.50 of $17.00)		$17.62
Class C:
Net Asset Value and offering price per share ($45,212,112 ÷ 2,968,655 shares)(a)		$15.23
Class I:
Net Asset Value, offering price and redemption price per share ($154,575,411 ÷ 8,827,166 shares)		$17.51
Class Z:
Net Asset Value, offering price and redemption price per share ($40,742,449 ÷ 2,330,500 shares)		$17.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$17,832,420
Income from Fidelity Central Funds (including $34,350 from security lending)		75,145
Total income		17,907,565
Expenses
Management fee	$2,551,953
Transfer agent fees	1,066,595
Distribution and service plan fees	1,297,398
Accounting fees	182,663
Custodian fees and expenses	19,449
Independent trustees' fees and expenses	3,174
Registration fees	95,212
Audit	61,564
Legal	994
Miscellaneous	39,025
Total expenses before reductions	5,318,027
Expense reductions	(89,321)
Total expenses after reductions		5,228,706
Net investment income (loss)		12,678,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $127,992)	(62,535,486)
Fidelity Central Funds	(481)
Foreign currency transactions	14,416
Total net realized gain (loss)		(62,521,551)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $31,838)	(157,220,871)
Assets and liabilities in foreign currencies	(3,705)
Total change in net unrealized appreciation (depreciation)		(157,224,576)
Net gain (loss)		(219,746,127)
Net increase (decrease) in net assets resulting from operations		$(207,067,268)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,678,859	$8,042,902
Net realized gain (loss)	(62,521,551)	(50,555,493)
Change in net unrealized appreciation (depreciation)	(157,224,576)	(198,066,392)
Net increase (decrease) in net assets resulting from operations	(207,067,268)	(240,578,983)
Distributions to shareholders	(8,780,599)	(5,238,986)
Share transactions - net increase (decrease)	12,036,839	(120,369,893)
Total increase (decrease) in net assets	(203,811,028)	(366,187,862)
Net Assets
Beginning of period	602,430,400	968,618,262
End of period	$398,619,372	$602,430,400

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Energy Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.88	$37.52	$30.70	$31.12	$30.96
Income from Investment Operations
Net investment income (loss)A	.57	.35	.12	.38B	.16
Net realized and unrealized gain (loss)	(11.42)	(9.76)	7.18	(.72)	.20
Total from investment operations	(10.85)	(9.41)	7.30	(.34)	.36
Distributions from net investment income	(.44)	(.18)C	(.48)	–	(.20)
Distributions from net realized gain	–	(.05)C	–D	(.08)	–
Total distributions	(.44)	(.23)	(.48)	(.08)	(.20)
Redemption fees added to paid in capitalA	–	–	–	–D	–D
Net asset value, end of period	$16.59	$27.88	$37.52	$30.70	$31.12
Total ReturnE,F	(39.54)%	(25.07)%	24.07%	(1.14)%	1.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.14%	1.10%	1.11%	1.09%	1.12%
Expenses net of fee waivers, if any	1.14%	1.10%	1.11%	1.09%	1.12%
Expenses net of all reductions	1.12%	1.09%	1.10%	1.08%	1.11%
Net investment income (loss)	2.62%	1.14%	.36%	1.15%B	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$114,321	$190,992	$278,555	$277,378	$347,885
Portfolio turnover rateI	84%J	47%	56%	90%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.53	$38.36	$31.37	$31.82	$31.63
Income from Investment Operations
Net investment income (loss)A	.53	.27	.03	.30B	.08
Net realized and unrealized gain (loss)	(11.71)	(9.97)	7.35	(.75)	.22
Total from investment operations	(11.18)	(9.70)	7.38	(.45)	.30
Distributions from net investment income	(.35)	(.08)C	(.39)	–	(.11)
Distributions from net realized gain	–	(.05)C	–D	–	–
Total distributions	(.35)	(.13)	(.39)	–	(.11)
Redemption fees added to paid in capitalA	–	–	–	–D	–D
Net asset value, end of period	$17.00	$28.53	$38.36	$31.37	$31.82
Total ReturnE,F	(39.66)%	(25.28)%	23.75%	(1.41)%	.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.40%	1.37%	1.38%	1.36%	1.38%
Expenses net of fee waivers, if any	1.40%	1.36%	1.38%	1.36%	1.38%
Expenses net of all reductions	1.38%	1.36%	1.37%	1.35%	1.37%
Net investment income (loss)	2.36%	.88%	.09%	.88%B	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$43,768	$87,147	$136,828	$125,951	$155,856
Portfolio turnover rateI	84%J	47%	56%	90%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.58	$34.39	$28.16	$28.69	$28.58
Income from Investment Operations
Net investment income (loss)A	.39	.12	(.11)	.13B	(.05)
Net realized and unrealized gain (loss)	(10.52)	(8.93)	6.59	(.66)	.19
Total from investment operations	(10.13)	(8.81)	6.48	(.53)	.14
Distributions from net investment income	(.22)	–	(.24)	–	(.03)
Distributions from net realized gain	–	–	–C	–	–
Total distributions	(.22)	–	(.25)D	–	(.03)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$15.23	$25.58	$34.39	$28.16	$28.69
Total ReturnE,F	(39.95)%	(25.62)%	23.16%	(1.85)%	.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.86%	1.82%	1.84%	1.82%	1.84%
Expenses net of fee waivers, if any	1.86%	1.82%	1.83%	1.81%	1.84%
Expenses net of all reductions	1.84%	1.81%	1.83%	1.80%	1.83%
Net investment income (loss)	1.90%	.42%	(.37)%	.42%B	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$45,212	$90,437	$179,521	$212,105	$240,949
Portfolio turnover rateI	84%J	47%	56%	90%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

 C Amount represents less than $.005 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.004 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.39	$39.57	$32.36	$32.78	$32.62
Income from Investment Operations
Net investment income (loss)A	.67	.47	.23	.50B	.25
Net realized and unrealized gain (loss)	(12.02)	(10.31)	7.57	(.75)	.20
Total from investment operations	(11.35)	(9.84)	7.80	(.25)	.45
Distributions from net investment income	(.53)	(.30)C	(.58)	(.08)	(.29)
Distributions from net realized gain	–	(.05)C	–D	(.09)	–
Total distributions	(.53)	(.34)E	(.59)F	(.17)	(.29)
Redemption fees added to paid in capitalA	–	–	–	–D	–D
Net asset value, end of period	$17.51	$29.39	$39.57	$32.36	$32.78
Total ReturnG	(39.33)%	(24.85)%	24.43%	(.86)%	1.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%	.80%	.83%	.81%	.85%
Expenses net of fee waivers, if any	.82%	.80%	.83%	.81%	.85%
Expenses net of all reductions	.80%	.79%	.82%	.80%	.83%
Net investment income (loss)	2.95%	1.44%	.64%	1.43%B	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$154,575	$224,599	$373,714	$277,385	$193,683
Portfolio turnover rateJ	84%K	47%	56%	90%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.36 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.048 per share.

 F Total distributions of $.59 per share is comprised of distributions from net investment income of $.584 and distributions from net realized gain of $.004 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$29.35	$39.35
Income from Investment Operations
Net investment income (loss)B	.69	.45
Net realized and unrealized gain (loss)	(11.97)	(10.03)
Total from investment operations	(11.28)	(9.58)
Distributions from net investment income	(.59)	(.37)C
Distributions from net realized gain	–	(.05)C
Total distributions	(.59)	(.42)
Net asset value, end of period	$17.48	$29.35
Total ReturnD,E	(39.22)%	(24.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%	.65%H
Expenses net of fee waivers, if any	.66%	.64%H
Expenses net of all reductions	.64%	.64%H
Net investment income (loss)	3.10%	1.82%H
Supplemental Data
Net assets, end of period (000 omitted)	$40,742	$9,255
Portfolio turnover rateI	84%J	47%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(20.03)%	1.75%	5.97%
Class M (incl. 3.50% sales charge)	(18.34)%	1.95%	5.94%
Class C (incl. contingent deferred sales charge)	(16.63)%	2.19%	5.81%
Class I	(14.91)%	3.26%	6.92%
Class Z	(14.79)%	3.31%	6.95%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Financial Services Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,866	Fidelity Advisor® Financial Services Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Financial Services Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Matthew Reed:  For the year, the fund’s share classes (excluding sales charges, if applicable) returned in the range of roughly -15% to -16%, straddling the -15.29% result of the MSCI U.S. IMI Financials 5% Capped Linked Index, but well behind the S&P 500®. Versus the MSCI sector benchmark, stock selection aided the fund’s performance, especially in the investment banking & brokerage segment. An overweighting in that outperforming group also helped. Out-of-benchmark exposure to data processing & outsourced services stocks further benefited the fund’s relative result, along with positioning in life & health insurance. Overweighting investment bank Morgan Stanley (+13%), the fund’s third-largest holding at period end, made this stock the fund’s largest contributor the past 12 months, aided by the firm’s acquisition of discount broker E*TRADE Financial. Market-maker Virtu Financial, a sizable fund overweighting, delivered a 23% gain and contributed to the fund's relative performance. Conversely, an underweighting and investment choices in the outperforming financial exchanges & data segment detracted significantly from the fund’s relative result. Positioning in diversified banks and in asset management & custody banks also had a negative impact. Avoiding financial data and analytics provider S&P Global hurt relative performance the most, given the stock’s 44% gain. Wells Fargo (-47%), the fund’s fifth-largest holding at period end, also notably detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2019, Christopher Lee came off the fund, leaving Matthew Reed as sole portfolio manager.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Citigroup, Inc.	6.4
The Travelers Companies, Inc.	5.7
Morgan Stanley	5.4
Bank of America Corp.	5.4
Wells Fargo & Co.	4.9
Capital One Financial Corp.	3.3
AGNC Investment Corp.	3.0
Arthur J. Gallagher & Co.	2.8
Truist Financial Corp.	2.6
American International Group, Inc.	2.6
42.1

Top Industries (% of fund's net assets)

As of July 31, 2020
Banks	32.7%
Insurance	25.3%
Capital Markets	20.3%
Consumer Finance	6.7%
Thrifts & Mortgage Finance	4.3%
All Others*	10.7%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Financial Services Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
Banks - 32.7%
Diversified Banks - 19.3%
Bank of America Corp.	643,356	$16,006,697
Citigroup, Inc.	379,305	18,969,045
U.S. Bancorp	206,600	7,611,144
Wells Fargo & Co.	605,128	14,680,405
		57,267,291
Regional Banks - 13.4%
Ameris Bancorp	53,000	1,222,975
Bank OZK	107,400	2,582,970
BOK Financial Corp.	20,616	1,148,311
Cadence Bancorp Class A	183,364	1,432,073
Cullen/Frost Bankers, Inc.	900	64,854
East West Bancorp, Inc.	44,600	1,545,836
First Horizon National Corp.	271,479	2,516,610
First Interstate Bancsystem, Inc.	49,000	1,426,390
Great Western Bancorp, Inc.	59,100	768,300
Huntington Bancshares, Inc.	497,920	4,615,718
KeyCorp	188,600	2,265,086
M&T Bank Corp.	32,900	3,485,755
Regions Financial Corp.	104,800	1,138,128
Signature Bank	22,400	2,296,672
Truist Financial Corp.	208,689	7,817,490
WesBanco, Inc.	80,000	1,586,400
Wintrust Financial Corp.	67,100	2,871,880
Zions Bancorp NA	36,000	1,168,920
		39,954,368

TOTAL BANKS		97,221,659

Capital Markets - 20.3%
Asset Management & Custody Banks - 7.5%
Affiliated Managers Group, Inc.	44,000	3,026,760
AllianceBernstein Holding LP	164,405	4,670,746
Bank of New York Mellon Corp.	136,700	4,900,695
BlackRock, Inc. Class A	100	57,501
Northern Trust Corp.	43,900	3,439,565
State Street Corp.	100,200	6,391,758
		22,487,025
Financial Exchanges & Data - 2.4%
Cboe Global Markets, Inc.	80,573	7,066,252
Investment Banking & Brokerage - 10.4%
Goldman Sachs Group, Inc.	37,000	7,324,520
Morgan Stanley	331,800	16,218,384
Raymond James Financial, Inc.	48,200	3,348,936
Virtu Financial, Inc. Class A	164,900	4,089,520
		30,981,360

TOTAL CAPITAL MARKETS		60,534,637

Consumer Finance - 6.7%
Consumer Finance - 6.7%
Capital One Financial Corp.	155,038	9,891,424
Discover Financial Services	79,900	3,949,457
OneMain Holdings, Inc.	113,200	3,248,840
SLM Corp.	432,700	2,929,379
		20,019,100
Diversified Financial Services - 3.1%
Multi-Sector Holdings - 3.1%
Berkshire Hathaway, Inc. Class B (a)	24,200	4,737,876
Cannae Holdings, Inc. (a)	118,340	4,459,051
		9,196,927
Insurance - 25.3%
Insurance Brokers - 5.4%
Arthur J. Gallagher & Co.	77,300	8,308,977
Willis Towers Watson PLC	36,100	7,581,361
		15,890,338
Life & Health Insurance - 3.5%
CNO Financial Group, Inc.	211,000	3,186,100
MetLife, Inc.	131,500	4,977,275
Primerica, Inc.	19,500	2,333,370
		10,496,745
Multi-Line Insurance - 5.4%
American International Group, Inc.	238,100	7,652,534
Assurant, Inc.	41,300	4,438,511
Hartford Financial Services Group, Inc.	94,400	3,995,008
		16,086,053
Property & Casualty Insurance - 10.6%
Allstate Corp.	57,200	5,399,108
First American Financial Corp.	93,700	4,779,637
Old Republic International Corp.	278,800	4,480,316
The Travelers Companies, Inc.	147,000	16,819,740
		31,478,801
Reinsurance - 0.4%
RenaissanceRe Holdings Ltd.	6,800	1,226,584

TOTAL INSURANCE		75,178,521

IT Services - 3.4%
Data Processing & Outsourced Services - 3.4%
Black Knight, Inc. (a)	23,983	1,796,806
Computer Services, Inc.	28,691	1,642,560
Fidelity National Information Services, Inc.	23,500	3,438,285
Visa, Inc. Class A	17,000	3,236,800
		10,114,451
Mortgage Real Estate Investment Trusts - 3.0%
Mortgage REITs - 3.0%
AGNC Investment Corp.	658,100	8,950,160
Professional Services - 1.6%
Research & Consulting Services - 1.6%
Dun & Bradstreet Holdings, Inc. (a)	10,700	272,850
Equifax, Inc.	27,700	4,502,912
		4,775,762
Thrifts & Mortgage Finance - 4.3%
Thrifts & Mortgage Finance - 4.3%
Essent Group Ltd.	170,300	6,101,849
MGIC Investment Corp.	470,600	3,891,862
NMI Holdings, Inc. (a)	184,000	2,855,680
		12,849,391
TOTAL COMMON STOCKS
(Cost $316,339,328)		298,840,608

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.14% (b)
(Cost $436,541)	436,453	436,584
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $316,775,869)		299,277,192
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,652,066)
NET ASSETS - 100%		$297,625,126

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,662
Fidelity Securities Lending Cash Central Fund	16,482
Total	$36,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$298,840,608	$298,840,608	$--	$--
Money Market Funds	436,584	436,584	--	--
Total Investments in Securities:	$299,277,192	$299,277,192	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $316,339,328)	$298,840,608
Fidelity Central Funds (cost $436,541)	436,584
Total Investment in Securities (cost $316,775,869)		$299,277,192
Cash		581
Receivable for investments sold		890,365
Receivable for fund shares sold		64,197
Dividends receivable		552,923
Distributions receivable from Fidelity Central Funds		309
Prepaid expenses		3,035
Other receivables		15,903
Total assets		300,804,505
Liabilities
Payable for investments purchased	$299,811
Payable for fund shares redeemed	2,599,376
Accrued management fee	132,782
Distribution and service plan fees payable	72,164
Other affiliated payables	60,410
Other payables and accrued expenses	14,836
Total liabilities		3,179,379
Net Assets		$297,625,126
Net Assets consist of:
Paid in capital		$314,438,308
Total accumulated earnings (loss)		(16,813,182)
Net Assets		$297,625,126
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($104,760,652 ÷ 5,820,625 shares)(a)		$18.00
Maximum offering price per share (100/94.25 of $18.00)		$19.10
Class M:
Net Asset Value and redemption price per share ($34,828,096 ÷ 1,957,761 shares)(a)		$17.79
Maximum offering price per share (100/96.50 of $17.79)		$18.44
Class C:
Net Asset Value and offering price per share ($41,947,192 ÷ 2,497,307 shares)(a)		$16.80
Class I:
Net Asset Value, offering price and redemption price per share ($85,298,823 ÷ 4,598,543 shares)		$18.55
Class Z:
Net Asset Value, offering price and redemption price per share ($30,790,363 ÷ 1,662,083 shares)		$18.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$10,508,355
Income from Fidelity Central Funds (including $16,482 from security lending)		36,144
Total income		10,544,499
Expenses
Management fee	$1,844,712
Transfer agent fees	671,236
Distribution and service plan fees	1,113,735
Accounting fees	134,609
Custodian fees and expenses	18,585
Independent trustees' fees and expenses	2,237
Registration fees	77,496
Audit	51,129
Legal	2,561
Interest	1,712
Miscellaneous	17,227
Total expenses before reductions	3,935,239
Expense reductions	(41,173)
Total expenses after reductions		3,894,066
Net investment income (loss)		6,650,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,295,242
Fidelity Central Funds	(155)
Foreign currency transactions	(13,314)
Total net realized gain (loss)		13,281,773
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(73,279,292)
Fidelity Central Funds	43
Total change in net unrealized appreciation (depreciation)		(73,279,249)
Net gain (loss)		(59,997,476)
Net increase (decrease) in net assets resulting from operations		$(53,347,043)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,650,433	$5,143,567
Net realized gain (loss)	13,281,773	(9,908,000)
Change in net unrealized appreciation (depreciation)	(73,279,249)	3,979,373
Net increase (decrease) in net assets resulting from operations	(53,347,043)	(785,060)
Distributions to shareholders	(4,735,011)	(15,043,375)
Share transactions - net increase (decrease)	(24,010,625)	(116,089,686)
Total increase (decrease) in net assets	(82,092,679)	(131,918,121)
Net Assets
Beginning of period	379,717,805	511,635,926
End of period	$297,625,126	$379,717,805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Financial Services Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$21.84	$19.55	$15.43	$16.53
Income from Investment Operations
Net investment income (loss)A	.40	.27	.12	.08	.11
Net realized and unrealized gain (loss)	(3.59)	.07B	2.25	4.08	(1.13)
Total from investment operations	(3.19)	.34	2.37	4.16	(1.02)
Distributions from net investment income	(.28)	(.18)	(.07)	(.04)	(.07)
Distributions from net realized gain	–	(.53)	(.01)	–	(.01)
Total distributions	(.28)	(.71)	(.08)	(.04)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$18.00	$21.47	$21.84	$19.55	$15.43
Total ReturnD,E	(15.15)%	2.05%	12.13%	26.97%	(6.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%	1.08%	1.10%	1.12%	1.15%
Expenses net of fee waivers, if any	1.09%	1.07%	1.10%	1.12%	1.15%
Expenses net of all reductions	1.08%	1.07%	1.09%	1.12%	1.15%
Net investment income (loss)	1.97%	1.31%	.55%	.48%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$104,761	$145,799	$174,786	$144,144	$97,011
Portfolio turnover rateH	88%I	51%	46%	81%	63%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.23	$21.60	$19.34	$15.29	$16.41
Income from Investment Operations
Net investment income (loss)A	.34	.21	.06	.04	.07
Net realized and unrealized gain (loss)	(3.55)	.07B	2.23	4.03	(1.13)
Total from investment operations	(3.21)	.28	2.29	4.07	(1.06)
Distributions from net investment income	(.23)	(.13)	(.02)	(.02)	(.05)
Distributions from net realized gain	–	(.53)	(.01)	–	(.01)
Total distributions	(.23)	(.65)C	(.03)	(.02)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–D	–D
Net asset value, end of period	$17.79	$21.23	$21.60	$19.34	$15.29
Total ReturnE,F	(15.38)%	1.77%	11.84%	26.63%	(6.43)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%	1.34%	1.37%	1.40%	1.45%
Expenses net of fee waivers, if any	1.35%	1.34%	1.37%	1.40%	1.45%
Expenses net of all reductions	1.34%	1.33%	1.36%	1.40%	1.44%
Net investment income (loss)	1.72%	1.04%	.28%	.20%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$34,828	$48,210	$53,178	$45,920	$30,044
Portfolio turnover rateI	88%J	51%	46%	81%	63%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.525 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.04	$20.41	$18.34	$14.55	$15.67
Income from Investment Operations
Net investment income (loss)A	.23	.11	(.04)	(.05)	–B
Net realized and unrealized gain (loss)	(3.37)	.07C	2.11	3.84	(1.08)
Total from investment operations	(3.14)	.18	2.07	3.79	(1.08)
Distributions from net investment income	(.10)	(.03)	–	–B	(.03)
Distributions from net realized gain	–	(.53)	–	–	(.01)
Total distributions	(.10)	(.55)D	–	–B	(.04)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$16.80	$20.04	$20.41	$18.34	$14.55
Total ReturnE,F	(15.79)%	1.29%	11.29%	26.06%	(6.88)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%	1.83%	1.86%	1.87%	1.90%
Expenses net of fee waivers, if any	1.84%	1.82%	1.85%	1.87%	1.90%
Expenses net of all reductions	1.83%	1.82%	1.85%	1.87%	1.89%
Net investment income (loss)	1.22%	.56%	(.20)%	(.27)%	.02%B
Supplemental Data
Net assets, end of period (000 omitted)	$41,947	$71,609	$120,947	$92,593	$47,505
Portfolio turnover rateI	88%J	51%	46%	81%	63%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.55 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.525 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.11	$22.47	$20.11	$15.84	$16.94
Income from Investment Operations
Net investment income (loss)A	.47	.33	.18	.14	.17
Net realized and unrealized gain (loss)	(3.69)	.08B	2.32	4.19	(1.17)
Total from investment operations	(3.22)	.41	2.50	4.33	(1.00)
Distributions from net investment income	(.34)	(.25)	(.13)	(.06)	(.09)
Distributions from net realized gain	–	(.53)	(.01)	–	(.01)
Total distributions	(.34)	(.77)C	(.14)	(.06)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–D	–D
Net asset value, end of period	$18.55	$22.11	$22.47	$20.11	$15.84
Total ReturnE	(14.91)%	2.36%	12.43%	27.36%	(5.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%	.80%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.80%	.79%	.83%	.84%	.85%
Expenses net of all reductions	.78%	.79%	.82%	.83%	.84%
Net investment income (loss)	2.27%	1.59%	.83%	.76%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$85,299	$107,059	$162,724	$96,789	$20,588
Portfolio turnover rateH	88%I	51%	46%	81%	63%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.525 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$22.09	$21.99
Income from Investment Operations
Net investment income (loss)B	.49	.25
Net realized and unrealized gain (loss)	(3.67)	.66C
Total from investment operations	(3.18)	.91
Distributions from net investment income	(.38)	(.29)
Distributions from net realized gain	–	(.53)
Total distributions	(.38)	(.81)D
Net asset value, end of period	$18.53	$22.09
Total ReturnE,F	(14.79)%	4.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%	.66%I
Expenses net of fee waivers, if any	.67%	.65%I
Expenses net of all reductions	.65%	.65%I
Net investment income (loss)	2.40%	1.44%I
Supplemental Data
Net assets, end of period (000 omitted)	$30,790	$7,041
Portfolio turnover rateJ	88%K	51%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.525 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	17.34%	7.38%	18.23%
Class M (incl. 3.50% sales charge)	19.84%	7.61%	18.20%
Class C (incl. contingent deferred sales charge)	22.58%	7.85%	18.05%
Class I	24.84%	8.94%	19.25%
Class Z	24.98%	9.00%	19.28%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Health Care Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$53,366	Fidelity Advisor® Health Care Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Health Care Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Eddie Yoon:  For the fiscal year reporting period ending July 31, 2020, the fund's shares classes returned between roughly 24% and 25% (excluding sales charges, if applicable), topping the 19.79% advance of the MSCI U.S. IMI Health Care 25/50 Index and the 11.96% result of the broad-market S&P 500® index. The sector posted a solid gain during the past year, led by the health care technology industry, where stocks gained 42% as health care providers increasingly turned to telemedicine as the coronavirus outbreak escalated. Biotechnology (+32%) and life science tools & services (+34%) also outpaced the broader sector, buoyed by companies assisting in the production of COVID-19 vaccines, treatments and testing. Versus the sector index, security selection drove the fund’s relative performance, as the fund benefited from a combination of owning strong-performing stocks and avoiding weaker-performing index components. Choices were particularly strong in the pharmaceuticals, managed care and biotechnology industries. The fund’s international holdings strongly contributed, aided in part by favorable foreign exchange. A large overweighting in Vertex Pharmaceuticals helped the most. Vertex is focused on rare diseases, and the stock gained 63% this period, largely on the strength of Trikafta – the company’s newest drug for cystic fibrosis. An out-of-index stake in BioNTech also notably contributed, and we maintained a stake in the company at period end. Conversely, our sizable overweighting in medical device maker Boston Scientific (-9%) was the fund’s single-largest detractor by far during the period. Operating performance was unusually choppy for Boston Scientific, due to this operational volatility, combined with the delay for elective surgeries to cope with the COVID-19 outbreak. We reduced the fund’s position in Boston Scientific, but the stock remained our 11th-largest holding at period end. Avoiding index component Thermo Fisher Scientific (+49%) also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
UnitedHealth Group, Inc.	8.3
Roche Holding AG (participation certificate)	6.3
Becton, Dickinson & Co.	5.4
Regeneron Pharmaceuticals, Inc.	5.1
AstraZeneca PLC (United Kingdom)	4.8
Humana, Inc.	4.8
Cigna Corp.	4.5
Eli Lilly & Co.	4.1
Danaher Corp.	4.0
Centene Corp.	3.5
50.8

Top Industries (% of fund's net assets)

As of July 31, 2020
Health Care Providers & Services	24.4%
Health Care Equipment & Supplies	24.0%
Biotechnology	23.4%
Pharmaceuticals	21.9%
Life Sciences Tools & Services	3.5%
All Others*	2.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Health Care Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 23.3%
Biotechnology - 23.3%
Acceleron Pharma, Inc. (a)	380,000	$37,684,600
ADC Therapeutics SA (a)(b)	460,523	21,414,320
Alnylam Pharmaceuticals, Inc. (a)	500,000	72,880,000
Amgen, Inc.	160,000	39,147,200
Aprea Therapeutics, Inc.	360,000	9,874,800
Arcutis Biotherapeutics, Inc. (a)	360,000	9,612,000
Argenx SE ADR (a)	356,836	82,118,669
Ascendis Pharma A/S sponsored ADR (a)	529,954	72,926,970
BeiGene Ltd. ADR (a)	128,000	26,752,000
BioNTech SE:
ADR (a)(b)	440,000	36,128,400
rights 8/14/20 (a)(b)	450,000	5
Black Diamond Therapeutics, Inc. (a)	160,000	4,451,200
Blueprint Medicines Corp. (a)	230,000	16,831,400
Denali Therapeutics, Inc. (a)(b)	200,000	4,684,000
Exelixis, Inc. (a)	750,000	17,317,500
Forma Therapeutics Holdings, Inc.	183,900	6,429,144
Fusion Pharmaceuticals, Inc. (a)	47,000	646,720
G1 Therapeutics, Inc. (a)	515,627	7,564,248
Generation Bio Co.	84,100	1,651,724
Generation Bio Co.	74,620	1,318,984
Innovent Biologics, Inc. (a)(c)	4,000,000	24,515,180
Insmed, Inc. (a)	820,034	21,419,288
Intercept Pharmaceuticals, Inc. (a)	130,000	5,933,200
Kura Oncology, Inc. (a)	780,000	12,823,200
Morphic Holding, Inc. (a)	147,500	3,320,225
Neurocrine Biosciences, Inc. (a)	640,000	77,030,400
ORIC Pharmaceuticals, Inc. (a)	390,000	7,827,300
Passage Bio, Inc.	353,300	5,525,612
Poseida Therapeutics, Inc. (a)	70,000	908,600
Poseida Therapeutics, Inc.	836,860	9,776,199
Principia Biopharma, Inc. (a)	484,300	40,487,480
Regeneron Pharmaceuticals, Inc. (a)	445,000	281,271,150
Repare Therapeutics, Inc.	284,700	6,792,942
Revolution Medicines, Inc.	800,000	19,296,000
Sage Therapeutics, Inc. (a)	76,500	3,486,105
Sarepta Therapeutics, Inc. (a)(b)	465,000	71,386,800
Scholar Rock Holding Corp. (a)	64,307	726,026
Stoke Therapeutics, Inc. (a)	25,433	640,657
TG Therapeutics, Inc. (a)	800,000	15,664,000
Turning Point Therapeutics, Inc. (a)	250,000	14,807,500
uniQure B.V. (a)	254,000	10,599,420
Vaxcyte, Inc.	183,615	5,767,347
Vertex Pharmaceuticals, Inc. (a)	385,000	104,720,000
Viela Bio, Inc.	620,000	22,698,200
Viking Therapeutics, Inc. (a)(b)	600,000	4,212,000
Xencor, Inc. (a)	690,351	20,772,662
Zentalis Pharmaceuticals, Inc. (b)	400,000	13,800,000
Zymeworks, Inc. (a)	480,048	14,655,865
		1,290,297,242
Health Care Equipment & Supplies - 24.0%
Health Care Equipment - 23.2%
Atricure, Inc. (a)	630,000	25,710,300
Becton, Dickinson & Co.	1,060,000	298,220,400
Boston Scientific Corp. (a)	5,000,000	192,850,000
Danaher Corp.	1,090,000	222,142,000
DexCom, Inc. (a)	56,000	24,390,240
Hologic, Inc. (a)	251,675	17,561,882
Insulet Corp. (a)	631,652	128,452,751
Intuitive Surgical, Inc. (a)	136,000	93,219,840
Masimo Corp. (a)	354,000	77,922,480
Penumbra, Inc. (a)	660,260	146,518,297
Shockwave Medical, Inc. (a)	236,547	11,666,498
Tandem Diabetes Care, Inc. (a)	400,000	41,784,000
		1,280,438,688
Health Care Supplies - 0.8%
Quidel Corp. (a)	160,000	45,195,200

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,325,633,888

Health Care Providers & Services - 23.9%
Health Care Distributors & Services - 0.3%
EBOS Group Ltd.	1,152,845	16,667,556
Health Care Services - 5.5%
1Life Healthcare, Inc. (a)(b)	975,000	28,869,750
Alignment Healthcare Partners unit (d)(e)	1,155,248	18,436,141
Cigna Corp.	1,450,000	250,400,500
Quest Diagnostics, Inc.	61,300	7,789,391
		305,495,782
Managed Health Care - 18.1%
Anthem, Inc.	310,000	84,878,000
Centene Corp. (a)	3,000,000	195,750,000
Humana, Inc.	670,000	262,941,500
UnitedHealth Group, Inc.	1,515,000	458,711,698
		1,002,281,198

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,324,444,536

Health Care Technology - 1.2%
Health Care Technology - 1.2%
Castlight Health, Inc. (a)	331,400	364,540
Castlight Health, Inc. Class B (a)	1,500,000	1,650,000
Inspire Medical Systems, Inc. (a)	420,000	41,731,200
Veeva Systems, Inc. Class A (a)	90,000	23,811,300
		67,557,040
Insurance - 0.1%
Insurance Brokers - 0.1%
GoHealth, Inc. (a)	200,000	3,550,000
Life Sciences Tools & Services - 3.5%
Life Sciences Tools & Services - 3.5%
10X Genomics, Inc. (a)(b)	336,293	33,081,142
Bio-Rad Laboratories, Inc. Class A (a)	42,959	22,548,750
Bruker Corp.	1,460,000	65,145,200
Lonza Group AG	112,000	70,037,572
		190,812,664
Pharmaceuticals - 21.6%
Pharmaceuticals - 21.6%
Arvinas Holding Co. LLC (a)	380,000	11,970,000
AstraZeneca PLC (United Kingdom)	2,400,000	265,151,254
Eli Lilly & Co.	1,520,000	228,440,800
MyoKardia, Inc. (a)	455,300	41,036,189
Nektar Therapeutics (a)(b)	1,280,000	28,364,800
Pliant Therapeutics, Inc.	569,221	13,257,157
Roche Holding AG (participation certificate)	1,000,000	346,356,565
Royalty Pharma PLC (d)(e)	4,463	0
Royalty Pharma PLC	640,000	27,552,000
Royalty Pharma PLC	572,200	22,169,889
Sanofi SA	1,720,000	180,594,924
Theravance Biopharma, Inc. (a)	638,820	12,405,884
UCB SA	140,000	17,950,780
		1,195,250,242
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Clarivate Analytics PLC (a)	670,000	18,525,500
Software - 0.0%
Application Software - 0.0%
Outset Medical, Inc. (a)(d)(e)	313,707	934,847
TOTAL COMMON STOCKS
(Cost $3,679,309,350)		5,417,005,959

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.1%
Biotechnology - 0.1%
Shattuck Labs, Inc. Series B1 (d)(e)	81,806	5,144,003
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Harmony Biosciences II, Inc.:
Series A (a)(e)	4,262,580	11,210,585
Series C (e)	2,067,257	5,436,886
		16,647,471
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C (a)(d)(e)	1,003,280	2,989,774
Series D (a)(d)(e)	884,245	3,475,083
Series E (d)(e)	1,363,636	4,063,635
		10,528,492

TOTAL CONVERTIBLE PREFERRED STOCKS		32,319,966

Nonconvertible Preferred Stocks - 0.5%
Health Care Providers & Services - 0.5%
Health Care Services - 0.5%
Oak Street Health LLC Series III-E (e)(f)	102,373	28,759,647
TOTAL PREFERRED STOCKS
(Cost $37,122,143)		61,079,613

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.14% (g)	52,049,911	52,065,526
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)	110,126,290	110,137,303
TOTAL MONEY MARKET FUNDS
(Cost $162,198,419)		162,202,829
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $3,878,629,912)		5,640,288,401
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(107,635,379)
NET ASSETS - 100%		$5,532,653,022

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,515,180 or 0.4% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,450,601 or 1.5% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$14,000,005
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Harmony Biosciences II, Inc. Series C	8/9/19	$4,051,824
Oak Street Health LLC Series III-E	2/21/20	$15,999,876
Outset Medical, Inc.	1/27/20	$686,141
Outset Medical, Inc. Series C	4/19/17	$2,600,000
Outset Medical, Inc. Series D	8/20/18	$2,750,002
Outset Medical, Inc. Series E	1/27/20	$2,999,999
Shattuck Labs, Inc. Series B1	6/12/20	$5,144,003

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$503,160
Fidelity Securities Lending Cash Central Fund	1,560,075
Total	$2,063,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$5,417,005,959	$4,502,229,579	$895,405,392	$19,370,988
Preferred Stocks	61,079,613	--	45,407,118	15,672,495
Money Market Funds	162,202,829	162,202,829	--	--
Total Investments in Securities:	$5,640,288,401	$4,664,432,408	$940,812,510	$35,043,483

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.5%
Switzerland	8.0%
United Kingdom	5.2%
France	3.3%
Netherlands	1.7%
Denmark	1.3%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value (including securities loaned of $105,584,192) — See accompanying schedule: Unaffiliated issuers (cost $3,716,431,493)	$5,478,085,572
Fidelity Central Funds (cost $162,198,419)	162,202,829
Total Investment in Securities (cost $3,878,629,912)		$5,640,288,401
Receivable for investments sold		32,780,909
Receivable for fund shares sold		11,211,040
Dividends receivable		3,514,669
Distributions receivable from Fidelity Central Funds		662,446
Prepaid expenses		17,510
Other receivables		23,210
Total assets		5,688,498,185
Liabilities
Payable for investments purchased	$37,108,200
Payable for fund shares redeemed	4,322,445
Accrued management fee	2,431,024
Distribution and service plan fees payable	983,686
Other affiliated payables	798,164
Other payables and accrued expenses	66,219
Collateral on securities loaned	110,135,425
Total liabilities		155,845,163
Net Assets		$5,532,653,022
Net Assets consist of:
Paid in capital		$3,591,812,839
Total accumulated earnings (loss)		1,940,840,183
Net Assets		$5,532,653,022
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,372,081,661 ÷ 22,468,850 shares)(a)		$61.07
Maximum offering price per share (100/94.25 of $61.07)		$64.80
Class M:
Net Asset Value and redemption price per share ($349,280,243 ÷ 6,169,297 shares)(a)		$56.62
Maximum offering price per share (100/96.50 of $56.62)		$58.67
Class C:
Net Asset Value and offering price per share ($654,487,429 ÷ 13,742,510 shares)(a)		$47.63
Class I:
Net Asset Value, offering price and redemption price per share ($2,546,322,807 ÷ 38,115,631 shares)		$66.81
Class Z:
Net Asset Value, offering price and redemption price per share ($610,480,882 ÷ 9,128,316 shares)		$66.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$39,283,406
Income from Fidelity Central Funds (including $1,560,075 from security lending)		2,063,235
Total income		41,346,641
Expenses
Management fee	$23,693,399
Transfer agent fees	7,362,252
Distribution and service plan fees	10,399,461
Accounting fees	1,058,284
Custodian fees and expenses	115,255
Independent trustees' fees and expenses	27,017
Registration fees	205,365
Audit	52,628
Legal	11,994
Miscellaneous	195,639
Total expenses before reductions	43,121,294
Expense reductions	(242,372)
Total expenses after reductions		42,878,922
Net investment income (loss)		(1,532,281)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,829,547
Fidelity Central Funds	(3,654)
Foreign currency transactions	(301,111)
Total net realized gain (loss)		204,524,782
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	806,600,259
Fidelity Central Funds	4,286
Assets and liabilities in foreign currencies	257,946
Total change in net unrealized appreciation (depreciation)		806,862,491
Net gain (loss)		1,011,387,273
Net increase (decrease) in net assets resulting from operations		$1,009,854,992

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,532,281)	$(5,866,312)
Net realized gain (loss)	204,524,782	65,765,731
Change in net unrealized appreciation (depreciation)	806,862,491	46,335,331
Net increase (decrease) in net assets resulting from operations	1,009,854,992	106,234,750
Distributions to shareholders	(19,320,902)	(164,979,965)
Share transactions - net increase (decrease)	506,568,084	806,362,559
Total increase (decrease) in net assets	1,497,102,174	747,617,344
Net Assets
Beginning of period	4,035,550,848	3,287,933,504
End of period	$5,532,653,022	$4,035,550,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Health Care Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$49.21	$50.14	$41.85	$38.23	$45.17
Income from Investment Operations
Net investment income (loss)A	(.04)	(.07)	(.07)	(.04)	(.09)
Net realized and unrealized gain (loss)	12.08	1.36	8.36	3.66	(4.30)
Total from investment operations	12.04	1.29	8.29	3.62	(4.39)
Distributions from net realized gain	(.18)	(2.22)	–	–	(2.55)
Total distributions	(.18)	(2.22)	–	–	(2.55)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$61.07	$49.21	$50.14	$41.85	$38.23
Total ReturnC,D	24.50%	2.87%	19.81%	9.47%	(9.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.02%	1.05%	1.04%	1.04%
Expenses net of fee waivers, if any	1.00%	1.02%	1.05%	1.04%	1.04%
Expenses net of all reductions	1.00%	1.02%	1.04%	1.04%	1.04%
Net investment income (loss)	(.07)%	(.14)%	(.16)%	(.10)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,372,082	$1,121,411	$1,003,430	$875,176	$1,159,614
Portfolio turnover rateG	53%H	45%	81%	64%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.75	$46.89	$39.25	$35.95	$42.68
Income from Investment Operations
Net investment income (loss)A	(.16)	(.18)	(.18)	(.13)	(.18)
Net realized and unrealized gain (loss)	11.21	1.26	7.82	3.43	(4.06)
Total from investment operations	11.05	1.08	7.64	3.30	(4.24)
Distributions from net realized gain	(.18)	(2.22)	–	–	(2.49)
Total distributions	(.18)	(2.22)	–	–	(2.49)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$56.62	$45.75	$46.89	$39.25	$35.95
Total ReturnC,D	24.19%	2.61%	19.46%	9.18%	(10.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.26%	1.28%	1.32%	1.31%	1.31%
Expenses net of fee waivers, if any	1.26%	1.28%	1.32%	1.31%	1.31%
Expenses net of all reductions	1.26%	1.28%	1.31%	1.31%	1.31%
Net investment income (loss)	(.33)%	(.40)%	(.43)%	(.37)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$349,280	$306,758	$298,061	$269,332	$293,556
Portfolio turnover rateG	53%H	45%	81%	64%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$38.70	$40.21	$33.82	$31.12	$37.45
Income from Investment Operations
Net investment income (loss)A	(.34)	(.34)	(.33)	(.26)	(.30)
Net realized and unrealized gain (loss)	9.45	1.05	6.72	2.96	(3.57)
Total from investment operations	9.11	.71	6.39	2.70	(3.87)
Distributions from net realized gain	(.18)	(2.22)	–	–	(2.46)
Total distributions	(.18)	(2.22)	–	–	(2.46)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$47.63	$38.70	$40.21	$33.82	$31.12
Total ReturnC,D	23.58%	2.10%	18.89%	8.68%	(10.50)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.76%	1.77%	1.80%	1.79%	1.79%
Expenses net of fee waivers, if any	1.76%	1.77%	1.80%	1.79%	1.79%
Expenses net of all reductions	1.75%	1.77%	1.79%	1.79%	1.79%
Net investment income (loss)	(.82)%	(.88)%	(.91)%	(.85)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$654,487	$585,093	$669,639	$619,991	$695,374
Portfolio turnover rateG	53%H	45%	81%	64%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.77	$54.43	$45.35	$41.31	$48.53
Income from Investment Operations
Net investment income (loss)A	.11	.07	.05	.07	–B
Net realized and unrealized gain (loss)	13.22	1.49	9.06	3.97	(4.62)
Total from investment operations	13.33	1.56	9.11	4.04	(4.62)
Distributions from net realized gain	(.29)	(2.22)	(.03)	–	(2.60)
Total distributions	(.29)	(2.22)	(.03)	–	(2.60)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$66.81	$53.77	$54.43	$45.35	$41.31
Total ReturnC	24.84%	3.14%	20.09%	9.78%	(9.60)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.76%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.74%	.76%	.79%	.78%	.78%
Expenses net of all reductions	.74%	.76%	.78%	.78%	.78%
Net investment income (loss)	.19%	.13%	.10%	.16%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,546,323	$1,783,417	$1,316,804	$911,005	$658,848
Portfolio turnover rateF	53%G	45%	81%	64%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$53.84	$57.87
Income from Investment Operations
Net investment income (loss)B	.19	.13
Net realized and unrealized gain (loss)	13.22	(1.94)C
Total from investment operations	13.41	(1.81)
Distributions from net realized gain	(.37)	(2.22)
Total distributions	(.37)	(2.22)
Net asset value, end of period	$66.88	$53.84
Total ReturnD,E	24.98%	(2.86)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%	.62%H
Expenses net of fee waivers, if any	.61%	.62%H
Expenses net of all reductions	.61%	.62%H
Net investment income (loss)	.32%	.30%H
Supplemental Data
Net assets, end of period (000 omitted)	$610,481	$238,873
Portfolio turnover rateI	53%J	45%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(11.95)%	4.27%	9.45%
Class M (incl. 3.50% sales charge)	(10.08)%	4.49%	9.43%
Class C (incl. contingent deferred sales charge)	(8.13)%	4.72%	9.27%
Class I	(6.32)%	5.80%	10.40%
Class Z	(6.21)%	5.85%	10.43%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Industrials Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,667	Fidelity Advisor® Industrials Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Industrials Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Janet Glazer:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) returned roughly -6% to -7%, trailing the -5.80% result of the MSCI U.S. IMI Industrials 25/50 Linked Index, and considerably lagging the S&P 500®. Versus the MSCI sector index, stock selection and an underweighting in the strong-performing air freight & logistics industry was the biggest drag on the fund’s performance. The same factors hurt the fund’s positioning in two other groups: trading companies & distributors and construction machinery & heavy trucks. Package-delivery stock United Parcel Service was by far the fund’s largest relative detractor. I sold out of the fund’s position to consolidate into other transportation stocks I liked better. In doing so, I missed most of the rally that resulted in UPS posting a 24% gain during the period. Underweighting strong-performing Fastenal (+57%), a high-quality distributor of industrial and construction supplies, also detracted. Conversely, an underweighting in the weak-performing aerospace & defense group lifted the fund’s relative performance. Investment choices within the industrial conglomerates group helped as well, along with an underweighting in airlines. Within aerospace & defense, a sizable underweighting in commercial aircraft manufacturer Boeing was the fund’s largest relative contributor, with a roughly -66% result in the portfolio. I exited this position in the second quarter. A sizable overweighting in Roper Technologies (+20%) also proved timely. The company develops software and engineered products worldwide.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Roper Technologies, Inc.	10.0
Fortive Corp.	6.6
Colfax Corp.	5.6
XPO Logistics, Inc.	5.2
Regal Beloit Corp.	4.7
AMETEK, Inc.	4.6
Union Pacific Corp.	4.2
Illinois Tool Works, Inc.	3.7
Nordson Corp.	3.6
Vertiv Holdings Co.	3.5
51.7

Top Industries (% of fund's net assets)

As of July 31, 2020
Machinery	30.9%
Road & Rail	16.3%
Electrical Equipment	15.2%
Industrial Conglomerates	12.4%
Aerospace & Defense	5.7%
All Others*	19.5%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Industrials Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Aerospace & Defense - 5.7%
Aerospace & Defense - 5.7%
HEICO Corp. Class A	64,715	$4,953,933
Teledyne Technologies, Inc. (a)	19,300	5,919,310
TransDigm Group, Inc.	34,514	14,895,552
		25,768,795
Air Freight & Logistics - 5.7%
Air Freight & Logistics - 5.7%
Air Transport Services Group, Inc. (a)	85,400	2,081,198
XPO Logistics, Inc. (a)	315,738	23,686,665
		25,767,863
Building Products - 5.3%
Building Products - 5.3%
Fortune Brands Home & Security, Inc.	79,900	6,112,350
Trane Technologies PLC	131,835	14,748,381
Trex Co., Inc. (a)	20,700	2,884,131
		23,744,862
Commercial Services & Supplies - 1.9%
Diversified Support Services - 1.9%
Cintas Corp.	28,800	8,693,856
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
AECOM (a)	22,100	799,799
Electrical Equipment - 15.2%
Electrical Components & Equipment - 15.2%
AMETEK, Inc.	223,734	20,863,196
Regal Beloit Corp.	227,779	20,948,835
Rockwell Automation, Inc.	45,700	9,968,998
Vertiv Holdings Co. (a)	1,087,200	15,764,400
Vertiv Holdings LLC (b)	63,796	925,042
		68,470,471
Industrial Conglomerates - 12.4%
Industrial Conglomerates - 12.4%
Honeywell International, Inc.	72,894	10,888,177
Roper Technologies, Inc.	104,432	45,161,620
		56,049,797
Machinery - 30.9%
Construction Machinery & Heavy Trucks - 2.8%
Oshkosh Corp.	163,800	12,894,336
Industrial Machinery - 28.1%
Colfax Corp. (a)	871,343	25,338,654
Fortive Corp.	426,275	29,920,242
Gardner Denver Holdings, Inc. (a)	171,300	5,411,367
IDEX Corp.	29,234	4,818,348
Illinois Tool Works, Inc.	90,400	16,723,096
ITT, Inc.	6,951	401,281
Nordson Corp.	83,800	16,226,194
Otis Worldwide Corp.	72,600	4,554,924
Parker Hannifin Corp.	70,800	12,667,536
Stanley Black & Decker, Inc.	60,800	9,321,856
Xylem, Inc.	19,300	1,408,514
		126,792,012

TOTAL MACHINERY		139,686,348

Professional Services - 4.0%
Human Resource & Employment Services - 2.8%
Manpower, Inc.	12,800	880,512
TriNet Group, Inc. (a)	181,831	12,000,846
		12,881,358
Research & Consulting Services - 1.2%
CoStar Group, Inc. (a)	6,400	5,438,464

TOTAL PROFESSIONAL SERVICES		18,319,822

Road & Rail - 16.3%
Railroads - 9.2%
CSX Corp.	174,795	12,469,875
Kansas City Southern	25,184	4,327,870
Norfolk Southern Corp.	31,891	6,129,769
Union Pacific Corp.	109,179	18,926,180
		41,853,694
Trucking - 7.1%
Knight-Swift Transportation Holdings, Inc. Class A (c)	167,568	7,287,532
Marten Transport Ltd.	3,645	97,030
Old Dominion Freight Lines, Inc.	56,400	10,311,048
Saia, Inc. (a)	80,400	9,603,780
Uber Technologies, Inc. (a)	126,000	3,812,760
Werner Enterprises, Inc.	18,600	818,121
		31,930,271

TOTAL ROAD & RAIL		73,783,965

Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
Fastenal Co.	116,800	5,494,272
HD Supply Holdings, Inc. (a)	27,634	969,953
United Rentals, Inc. (a)	18,400	2,858,808
		9,323,033
TOTAL COMMON STOCKS
(Cost $356,233,375)		450,408,611

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.14% (d)	783,595	783,830
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	5,543,646	5,544,201
TOTAL MONEY MARKET FUNDS
(Cost $6,328,031)		6,328,031
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $362,561,406)		456,736,642
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,003,563)
NET ASSETS - 100%		$451,733,079

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $925,042 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$637,960

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,996
Fidelity Securities Lending Cash Central Fund	13,895
Total	$37,891

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$450,408,611	$450,408,611	$--	$--
Money Market Funds	6,328,031	6,328,031	--	--
Total Investments in Securities:	$456,736,642	$456,736,642	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value (including securities loaned of $5,449,297) — See accompanying schedule: Unaffiliated issuers (cost $356,233,375)	$450,408,611
Fidelity Central Funds (cost $6,328,031)	6,328,031
Total Investment in Securities (cost $362,561,406)		$456,736,642
Receivable for investments sold		1,832,698
Receivable for fund shares sold		201,673
Dividends receivable		29,849
Distributions receivable from Fidelity Central Funds		3,374
Prepaid expenses		5,140
Other receivables		40,814
Total assets		458,850,190
Liabilities
Payable for fund shares redeemed	$1,164,768
Accrued management fee	197,747
Distribution and service plan fees payable	106,527
Other affiliated payables	82,682
Other payables and accrued expenses	20,862
Collateral on securities loaned	5,544,525
Total liabilities		7,117,111
Net Assets		$451,733,079
Net Assets consist of:
Paid in capital		$372,664,111
Total accumulated earnings (loss)		79,068,968
Net Assets		$451,733,079
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($199,835,423 ÷ 5,903,423 shares)(a)		$33.85
Maximum offering price per share (100/94.25 of $33.85)		$35.92
Class M:
Net Asset Value and redemption price per share ($45,157,015 ÷ 1,370,194 shares)(a)		$32.96
Maximum offering price per share (100/96.50 of $32.96)		$34.16
Class C:
Net Asset Value and offering price per share ($53,969,348 ÷ 1,828,365 shares)(a)		$29.52
Class I:
Net Asset Value, offering price and redemption price per share ($123,602,800 ÷ 3,436,578 shares)		$35.97
Class Z:
Net Asset Value, offering price and redemption price per share ($29,168,493 ÷ 812,524 shares)		$35.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$7,157,739
Special dividends		1,086,000
Income from Fidelity Central Funds (including $13,895 from security lending)		37,891
Total income		8,281,630
Expenses
Management fee	$2,895,091
Transfer agent fees	994,000
Distribution and service plan fees	1,564,040
Accounting fees	202,846
Custodian fees and expenses	25,092
Independent trustees' fees and expenses	3,581
Registration fees	78,390
Audit	48,932
Legal	2,664
Interest	787
Miscellaneous	26,126
Total expenses before reductions	5,841,549
Expense reductions	(87,709)
Total expenses after reductions		5,753,840
Net investment income (loss)		2,527,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	946,574
Fidelity Central Funds	(331)
Foreign currency transactions	7,138
Total net realized gain (loss)		953,381
Change in net unrealized appreciation (depreciation) on investment securities		(55,718,333)
Net gain (loss)		(54,764,952)
Net increase (decrease) in net assets resulting from operations		$(52,237,162)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,527,790	$4,156,417
Net realized gain (loss)	953,381	44,610,508
Change in net unrealized appreciation (depreciation)	(55,718,333)	(52,846,604)
Net increase (decrease) in net assets resulting from operations	(52,237,162)	(4,079,679)
Distributions to shareholders	(43,927,430)	(71,563,333)
Share transactions - net increase (decrease)	(102,963,693)	(107,990,031)
Total increase (decrease) in net assets	(199,128,285)	(183,633,043)
Net Assets
Beginning of period	650,861,364	834,494,407
End of period	$451,733,079	$650,861,364

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Industrials Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$38.95	$42.62	$37.89	$35.52	$37.06
Income from Investment Operations
Net investment income (loss)A	.18B	.24	.13	.19	.15
Net realized and unrealized gain (loss)	(2.46)	(.02)	5.87	4.24	1.34
Total from investment operations	(2.28)	.22	6.00	4.43	1.49
Distributions from net investment income	(.25)	(.19)	(.10)	(.16)	(.14)
Distributions from net realized gain	(2.57)	(3.70)	(1.17)	(1.90)	(2.89)
Total distributions	(2.82)	(3.89)	(1.27)	(2.06)	(3.03)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$33.85	$38.95	$42.62	$37.89	$35.52
Total ReturnD,E	(6.58)%	2.06%	15.97%	12.62%	5.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%	1.04%	1.06%	1.06%	1.06%
Expenses net of fee waivers, if any	1.05%	1.04%	1.06%	1.06%	1.06%
Expenses net of all reductions	1.03%	1.03%	1.05%	1.06%	1.06%
Net investment income (loss)	.49%B	.63%	.32%	.53%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$199,835	$268,483	$303,201	$309,204	$279,055
Portfolio turnover rateH	219%I	125%	61%	57%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$37.99	$41.65	$37.03	$34.77	$36.35
Income from Investment Operations
Net investment income (loss)A	.08B	.14	.03	.10	.06
Net realized and unrealized gain (loss)	(2.39)	(.03)	5.74	4.14	1.31
Total from investment operations	(2.31)	.11	5.77	4.24	1.37
Distributions from net investment income	(.15)	(.07)	–	(.08)	(.06)
Distributions from net realized gain	(2.57)	(3.70)	(1.15)	(1.90)	(2.89)
Total distributions	(2.72)	(3.77)	(1.15)	(1.98)	(2.95)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$32.96	$37.99	$41.65	$37.03	$34.77
Total ReturnD,E	(6.82)%	1.78%	15.70%	12.33%	4.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%	1.31%	1.32%	1.32%	1.33%
Expenses net of fee waivers, if any	1.31%	1.30%	1.32%	1.32%	1.33%
Expenses net of all reductions	1.30%	1.30%	1.31%	1.32%	1.32%
Net investment income (loss)	.23%B	.37%	.07%	.27%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$45,157	$61,570	$72,143	$87,253	$79,196
Portfolio turnover rateH	219%I	125%	61%	57%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$34.27	$38.09	$34.09	$32.24	$34.02
Income from Investment Operations
Net investment income (loss)A	(.08)B	(.04)	(.16)	(.08)	(.09)
Net realized and unrealized gain (loss)	(2.15)	(.08)	5.28	3.83	1.20
Total from investment operations	(2.23)	(.12)	5.12	3.75	1.11
Distributions from net investment income	(.03)	–	–	–	–
Distributions from net realized gain	(2.49)	(3.70)	(1.12)	(1.90)	(2.89)
Total distributions	(2.52)	(3.70)	(1.12)	(1.90)	(2.89)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$29.52	$34.27	$38.09	$34.09	$32.24
Total ReturnD,E	(7.27)%	1.28%	15.13%	11.76%	4.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.81%	1.80%	1.82%	1.82%	1.82%
Expenses net of fee waivers, if any	1.81%	1.80%	1.82%	1.82%	1.82%
Expenses net of all reductions	1.79%	1.79%	1.81%	1.81%	1.81%
Net investment income (loss)	(.26)%B	(.12)%	(.43)%	(.23)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$53,969	$90,512	$138,249	$134,505	$112,425
Portfolio turnover rateH	219%I	125%	61%	57%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46) %.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$41.20	$44.85	$39.80	$37.21	$38.67
Income from Investment Operations
Net investment income (loss)A	.29B	.37	.25	.31	.25
Net realized and unrealized gain (loss)	(2.60)	(.02)	6.18	4.44	1.42
Total from investment operations	(2.31)	.35	6.43	4.75	1.67
Distributions from net investment income	(.35)	(.30)	(.21)	(.25)	(.24)
Distributions from net realized gain	(2.57)	(3.70)	(1.17)	(1.90)	(2.89)
Total distributions	(2.92)	(4.00)	(1.38)	(2.16)C	(3.13)
Redemption fees added to paid in capitalA	–	–	–	–D	–D
Net asset value, end of period	$35.97	$41.20	$44.85	$39.80	$37.21
Total ReturnE	(6.32)%	2.31%	16.30%	12.91%	5.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%	.78%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.78%	.77%	.80%	.80%	.80%
Expenses net of all reductions	.76%	.77%	.79%	.80%	.79%
Net investment income (loss)	.76%B	.90%	.59%	.79%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$123,603	$219,218	$320,902	$284,727	$133,176
Portfolio turnover rateH	219%I	125%	61%	57%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 C Total distributions of $2.16 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $1.901 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$41.15	$46.84
Income from Investment Operations
Net investment income (loss)B	.34C	.34
Net realized and unrealized gain (loss)	(2.60)	(1.94)
Total from investment operations	(2.26)	(1.60)
Distributions from net investment income	(.42)	(.39)
Distributions from net realized gain	(2.57)	(3.70)
Total distributions	(2.99)	(4.09)
Net asset value, end of period	$35.90	$41.15
Total ReturnD,E	(6.21)%	(1.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.64%H
Expenses net of fee waivers, if any	.65%	.64%H
Expenses net of all reductions	.63%	.64%H
Net investment income (loss)	.89%C	1.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$29,168	$11,077
Portfolio turnover rateI	219%J	125%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	23.14%	22.25%	19.37%
Class M (incl. 3.50% sales charge)	25.72%	22.43%	19.30%
Class C (incl. contingent deferred sales charge)	28.73%	22.77%	19.17%
Class I	31.08%	24.09%	20.42%
Class Z	31.22%	24.15%	20.45%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Semiconductors Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$58,767	Fidelity Advisor® Semiconductors Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Semiconductors Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Adam Benjamin:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 30% to 31%, trailing the 34.79% advance of the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index, but well ahead of the S&P 500®. Versus the MSCI industry index, out-of-benchmark exposure to communications equipment, electronic manufacturing services, and technology hardware, storage & peripherals detracted meaningfully from fund performance, as did a sizable underweighting in semiconductor equipment. At the stock level, a large underweighting in Advanced Micro Devices (AMD), which advanced roughly 154% the past 12 months, weighed on relative performance the most. AMD competes with Intel in the PC microprocessor space. Although the fund benefited from its large underweighting in Intel (-3%) – in fact, that stock was the fund’s top relative contributor the past 12 months – underweighting AMD detracted by almost the same amount, resulting in the two positions roughly offsetting each other. Two out-of-index positions – CommScope Holding (-39%), a maker of network-infrastructure equipment, and Flex (+4%), a provider of electronics contract manufacturing services – also detracted from relative performance, as did an overweighting in ON Semiconductor, which returned -5% in the fund. I sold CommScope from the fund by period end. The fund's approximately 4% stake in cash also detracted in an uptrending market. Conversely, stock selection in the fund’s core semiconductors group, which represented about 82% of the index, on average, meaningfully aided relative performance. Aside from Intel, mentioned earlier, noteworthy relative contributors included Texas Instruments, which contributed because we underweighted this lagging MSCI index component. Overweighting graphics chipmaker Nvidia, which advanced 154% in the fund, also proved timely.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 16, 2020, Adam Benjamin assumed co-management responsibilities for the fund, joining Steve Barwikowski. On July 1, 2020, Steve Barwikowski came off the fund, leaving Adam Benjamin as sole portfolio manager. On December 1, 2019, Fidelity added a non-fundamental investment policy to Advisor Semiconductors and modified the name-test policy. The changes better reflect the fund's name and narrow its investment universe to manufacturers of semiconductors/related products and semiconductor equipment.

Fidelity Advisor® Semiconductors Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
NVIDIA Corp.	17.9
Qualcomm, Inc.	8.6
Broadcom, Inc.	7.9
Intel Corp.	7.7
NXP Semiconductors NV	5.0
Lam Research Corp.	4.9
Micron Technology, Inc.	4.7
Marvell Technology Group Ltd.	4.1
Xilinx, Inc.	3.9
Texas Instruments, Inc.	3.8
68.5

Top Industries (% of fund's net assets)

As of July 31, 2020
Semiconductors & Semiconductor Equipment	87.8%
Electronic Equipment & Components	6.3%
Technology Hardware, Storage & Peripherals	1.7%
All Others*	4.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Semiconductors Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Electronic Equipment & Components - 6.3%
Electronic Components - 0.3%
II-VI, Inc. (a)	22,000	$1,115,840
Electronic Manufacturing Services - 6.0%
Flextronics International Ltd. (a)	543,327	6,242,827
Jabil, Inc.	320,876	11,185,737
TTM Technologies, Inc. (a)	347,990	4,283,757
		21,712,321

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		22,828,161

Semiconductors & Semiconductor Equipment - 87.7%
Semiconductor Equipment - 7.7%
Advanced Energy Industries, Inc. (a)	30,164	2,219,165
Applied Materials, Inc.	91,500	5,886,195
Enphase Energy, Inc. (a)	35,800	2,160,888
Lam Research Corp.	46,446	17,517,573
		27,783,821
Semiconductors - 80.0%
Advanced Micro Devices, Inc. (a)	12,200	944,646
Alpha & Omega Semiconductor Ltd. (a)	63,000	686,070
Ambarella, Inc. (a)	8,600	389,408
Analog Devices, Inc.	52,470	6,026,180
ASE Technology Holding Co. Ltd. ADR	119,500	598,695
Broadcom, Inc.	89,925	28,483,744
Cirrus Logic, Inc. (a)	115,528	7,917,134
Intel Corp.	584,064	27,877,375
Marvell Technology Group Ltd.	410,487	14,970,461
Maxim Integrated Products, Inc.	13,751	936,306
MaxLinear, Inc. Class A (a)	70,349	1,783,347
MediaTek, Inc.	4,000	95,498
Microchip Technology, Inc.	136,201	13,855,728
Micron Technology, Inc. (a)	343,212	17,179,477
NVIDIA Corp.	152,723	64,844,656
NXP Semiconductors NV	152,963	17,977,741
ON Semiconductor Corp. (a)	644,206	13,270,644
Qualcomm, Inc.	293,326	30,978,159
Semtech Corp. (a)	4,200	234,066
Silicon Motion Technology Corp. sponsored ADR	7,900	326,823
Skyworks Solutions, Inc.	3,950	575,041
SMART Global Holdings, Inc. (a)	52,800	1,472,592
Synaptics, Inc. (a)	22,300	1,784,446
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	67,200	5,301,408
Texas Instruments, Inc.	108,800	13,877,440
Universal Display Corp.	15,500	2,703,975
Xilinx, Inc.	130,150	13,971,603
		289,062,663

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		316,846,484

Technology Hardware, Storage & Peripherals - 1.7%
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd.	28,040	1,357,614
Western Digital Corp.	111,400	4,801,340
		6,158,954
TOTAL COMMON STOCKS
(Cost $235,093,635)		345,833,599
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
SMART Global Holdings, Inc. 2.25% 2/15/26 (b)
(Cost $310,000)	310,000	286,195
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.14% (c)
(Cost $16,184,332)	16,180,859	16,185,713
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $251,587,967)		362,305,507
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,072,033)
NET ASSETS - 100%		$361,233,474

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $286,195 or 0.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,090
Fidelity Securities Lending Cash Central Fund	13,263
Total	$138,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$345,833,599	$345,833,599	$--	$--
Convertible Bonds	286,195	--	286,195	--
Money Market Funds	16,185,713	16,185,713	--	--
Total Investments in Securities:	$362,305,507	$362,019,312	$286,195	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.6%
Netherlands	5.0%
Bermuda	4.3%
Singapore	1.7%
Taiwan	1.7%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $235,403,635)	$346,119,794
Fidelity Central Funds (cost $16,184,332)	16,185,713
Total Investment in Securities (cost $251,587,967)		$362,305,507
Cash		461,444
Foreign currency held at value (cost $1,289)		1,287
Receivable for investments sold		7,452,368
Receivable for fund shares sold		445,209
Dividends receivable		30,600
Interest receivable		3,294
Distributions receivable from Fidelity Central Funds		1,402
Prepaid expenses		1,791
Other receivables		98,176
Total assets		370,801,078
Liabilities
Payable for investments purchased	$8,853,076
Payable for fund shares redeemed	384,123
Accrued management fee	156,983
Distribution and service plan fees payable	88,265
Other affiliated payables	66,158
Other payables and accrued expenses	18,999
Total liabilities		9,567,604
Net Assets		$361,233,474
Net Assets consist of:
Paid in capital		$238,559,920
Total accumulated earnings (loss)		122,673,554
Net Assets		$361,233,474
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($140,071,801 ÷ 4,701,363 shares)(a)		$29.79
Maximum offering price per share (100/94.25 of $29.79)		$31.61
Class M:
Net Asset Value and redemption price per share ($29,262,122 ÷ 1,035,758 shares)(a)		$28.25
Maximum offering price per share (100/96.50 of $28.25)		$29.27
Class C:
Net Asset Value and offering price per share ($57,320,244 ÷ 2,276,735 shares)(a)		$25.18
Class I:
Net Asset Value, offering price and redemption price per share ($126,659,696 ÷ 3,998,253 shares)		$31.68
Class Z:
Net Asset Value, offering price and redemption price per share ($7,919,611 ÷ 250,244 shares)		$31.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$4,848,848
Interest		3,294
Income from Fidelity Central Funds (including $13,263 from security lending)		138,353
Total income		4,990,495
Expenses
Management fee	$1,660,675
Transfer agent fees	605,840
Distribution and service plan fees	932,576
Accounting fees	121,220
Custodian fees and expenses	44,937
Independent trustees' fees and expenses	1,877
Registration fees	80,612
Audit	47,003
Legal	1,969
Interest	184
Miscellaneous	27,053
Total expenses before reductions	3,523,946
Expense reductions	(58,993)
Total expenses after reductions		3,464,953
Net investment income (loss)		1,525,542
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,187,699
Fidelity Central Funds	(2)
Foreign currency transactions	(6,051)
Total net realized gain (loss)		25,181,646
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	51,351,822
Fidelity Central Funds	1,381
Assets and liabilities in foreign currencies	(90)
Total change in net unrealized appreciation (depreciation)		51,353,113
Net gain (loss)		76,534,759
Net increase (decrease) in net assets resulting from operations		$78,060,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,525,542	$1,646,686
Net realized gain (loss)	25,181,646	2,441,907
Change in net unrealized appreciation (depreciation)	51,353,113	8,569,531
Net increase (decrease) in net assets resulting from operations	78,060,301	12,658,124
Distributions to shareholders	(3,496,901)	(36,359,282)
Share transactions - net increase (decrease)	18,884,510	(26,503,284)
Total increase (decrease) in net assets	93,447,910	(50,204,442)
Net Assets
Beginning of period	267,785,564	317,990,006
End of period	$361,233,474	$267,785,564

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Semiconductors Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$25.06	$21.57	$16.50	$15.29
Income from Investment Operations
Net investment income (loss)A	.14	.15	.02	.11	.09
Net realized and unrealized gain (loss)	6.90	1.25	5.73	5.03	2.67
Total from investment operations	7.04	1.40	5.75	5.14	2.76
Distributions from net investment income	(.07)	(.10)	(.05)B	(.05)	(.05)
Distributions from net realized gain	(.20)	(3.33)	(2.21)B	(.02)	(1.49)
Total distributions	(.28)C	(3.43)	(2.26)	(.07)	(1.55)D
Redemption fees added to paid in capitalA	–	–	–E	–E	–E
Net asset value, end of period	$29.79	$23.03	$25.06	$21.57	$16.50
Total ReturnF,G	30.65%	10.18%	27.35%	31.21%	20.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%	1.12%	1.15%	1.17%	1.31%
Expenses net of fee waivers, if any	1.09%	1.11%	1.15%	1.17%	1.31%
Expenses net of all reductions	1.08%	1.11%	1.13%	1.16%	1.28%
Net investment income (loss)	.53%	.70%	.09%	.55%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$140,072	$98,459	$97,883	$72,040	$34,066
Portfolio turnover rateJ	136%	110%	133%	99%	185%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.204 per share.

 D Total distributions of $1.55 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $1,494 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.89	$24.04	$20.77	$15.91	$14.81
Income from Investment Operations
Net investment income (loss)A	.06	.08	(.05)	.04	.04
Net realized and unrealized gain (loss)	6.55	1.16	5.50	4.84	2.57
Total from investment operations	6.61	1.24	5.45	4.88	2.61
Distributions from net investment income	(.05)	(.06)	–B	–	(.04)
Distributions from net realized gain	(.20)	(3.33)	(2.18)B	(.02)	(1.47)
Total distributions	(.25)	(3.39)	(2.18)	(.02)	(1.51)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C
Net asset value, end of period	$28.25	$21.89	$24.04	$20.77	$15.91
Total ReturnD,E	30.28%	9.84%	26.95%	30.72%	20.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.38%	1.44%	1.48%	1.53%	1.65%
Expenses net of fee waivers, if any	1.38%	1.43%	1.47%	1.53%	1.65%
Expenses net of all reductions	1.37%	1.43%	1.46%	1.52%	1.62%
Net investment income (loss)	.24%	.38%	(.23)%	.20%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$29,262	$22,587	$21,830	$16,127	$9,766
Portfolio turnover rateH	136%	110%	133%	99%	185%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.59	$21.88	$19.10	$14.69	$13.80
Income from Investment Operations
Net investment income (loss)A	(.05)	(.01)	(.14)	(.04)	(.02)
Net realized and unrealized gain (loss)	5.86	.98	5.05	4.47	2.37
Total from investment operations	5.81	.97	4.91	4.43	2.35
Distributions from net investment income	(.01)	–	–	–	(.02)
Distributions from net realized gain	(.20)	(3.26)	(2.13)	(.02)	(1.44)
Total distributions	(.22)B	(3.26)	(2.13)	(.02)	(1.46)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C
Net asset value, end of period	$25.18	$19.59	$21.88	$19.10	$14.69
Total ReturnD,E	29.73%	9.33%	26.38%	30.21%	19.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.85%	1.87%	1.91%	1.95%	2.08%
Expenses net of fee waivers, if any	1.85%	1.87%	1.91%	1.95%	2.08%
Expenses net of all reductions	1.83%	1.87%	1.89%	1.94%	2.05%
Net investment income (loss)	(.23)%	(.06)%	(.67)%	(.23)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$57,320	$45,659	$57,915	$42,684	$21,088
Portfolio turnover rateH	136%	110%	133%	99%	185%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.204 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.42	$26.33	$22.56	$17.24	$15.89
Income from Investment Operations
Net investment income (loss)A	.22	.23	.10	.17	.14
Net realized and unrealized gain (loss)	7.34	1.35	5.99	5.26	2.79
Total from investment operations	7.56	1.58	6.09	5.43	2.93
Distributions from net investment income	(.10)	(.16)	(.11)B	(.09)	(.09)
Distributions from net realized gain	(.20)	(3.33)	(2.21)B	(.02)	(1.49)
Total distributions	(.30)	(3.49)	(2.32)	(.11)	(1.58)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C
Net asset value, end of period	$31.68	$24.42	$26.33	$22.56	$17.24
Total ReturnD	31.08%	10.46%	27.74%	31.62%	20.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%	.83%	.86%	.88%	.98%
Expenses net of fee waivers, if any	.81%	.82%	.86%	.88%	.98%
Expenses net of all reductions	.79%	.82%	.84%	.87%	.95%
Net investment income (loss)	.81%	.98%	.38%	.84%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$126,660	$98,451	$140,362	$91,052	$25,827
Portfolio turnover rateG	136%	110%	133%	99%	185%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$24.38	$26.00
Income from Investment Operations
Net investment income (loss)B	.26	.17
Net realized and unrealized gain (loss)	7.33	1.76
Total from investment operations	7.59	1.93
Distributions from net investment income	(.11)	(.22)
Distributions from net realized gain	(.20)	(3.33)
Total distributions	(.32)C	(3.55)
Net asset value, end of period	$31.65	$24.38
Total ReturnD,E	31.22%	12.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%	.69%H
Expenses net of fee waivers, if any	.68%	.69%H
Expenses net of all reductions	.66%	.68%H
Net investment income (loss)	.94%	.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,920	$2,629
Portfolio turnover rateI	136%	110%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.204 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	40.27%	23.27%	19.25%
Class M (incl. 3.50% sales charge)	43.24%	23.54%	19.23%
Class C (incl. contingent deferred sales charge)	46.69%	23.80%	19.07%
Class I	49.22%	25.10%	20.32%
Class Z	49.39%	25.16%	20.35%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Technology Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$58,166	Fidelity Advisor® Technology Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Technology Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Co-Portfolio Manager Nidhi Gupta:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 48% to 49%, handily topping the 37.21% advance of the sector benchmark, the MSCI U.S. IMI Information Technology 25/50 Index, and roughly quadrupling the S&P 500®. Versus the MSCI sector benchmark, the fund’s performance benefited from both solid stock selection and favorable industry positioning. Picks in the internet & direct marketing retail industry and positioning in the technology hardware, storage & peripherals group were particularly helpful, although active management added value across a broad array of groups. At the stock level, it helped to underweight or avoid four slower-growing, large-cap components in the MSCI index: Intel (-3%) – the fund’s top relative contributor – Cisco Systems (-12%), IBM (-13%) and Oracle (0%). We didn’t own IBM or Oracle at all this period. Intel was an underweighted position that we sold as the stock rallied in January. We also eliminated our position in Cisco before period end. Within the internet & direct marketing retail segment, an out-of-benchmark position in China-based e-commerce platform provider Pinduoduo was a noteworthy contributor, gaining 289% in the portfolio. Conversely, the fund's out-of-benchmark exposure to trucking through ride-sharing providers Lyft and Uber Technologies notably detracted this period. To a lesser extent, stock choices in application software worked against the fund. Lyft (-49%) and Uber (-20%) were the fund’s two largest relative detractors among individual holdings. These companies struggled amid a sharp drop-off in customers during the pandemic. I’ll also mention the fund’s overweighted position in memory chipmaker Micron Technology, which underperformed, gaining about 12% this period. The fund maintained positions in Lyft, Uber and Micron at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 20, 2020, Adam Benjamin assumed co-management responsibilities for the fund, joining Nidhi Gupta.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Apple, Inc.	23.0
Microsoft Corp.	18.2
Adobe, Inc.	3.7
Salesforce.com, Inc.	3.3
NVIDIA Corp.	2.7
MasterCard, Inc. Class A	2.5
PayPal Holdings, Inc.	2.4
Visa, Inc. Class A	2.1
Micron Technology, Inc.	2.1
Fidelity National Information Services, Inc.	2.0
62.0

Top Industries (% of fund's net assets)

As of July 31, 2020
Software	33.9%
Technology Hardware, Storage & Peripherals	23.7%
IT Services	16.0%
Semiconductors & Semiconductor Equipment	14.3%
Internet & Direct Marketing Retail	4.0%
All Others*	8.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Technology Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	16,570	$7,870,286
Electronic Equipment & Components - 0.8%
Electronic Manufacturing Services - 0.8%
Flextronics International Ltd. (a)	2,530,200	29,071,998
Entertainment - 0.6%
Movies & Entertainment - 0.6%
Netflix, Inc. (a)	43,066	21,054,106
Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C(a)(b)(c)	1,469,829	15,374,411
Interactive Media & Services - 2.2%
Interactive Media & Services - 2.2%
Eventbrite, Inc. (a)	390,837	3,329,931
Facebook, Inc. Class A (a)	247,400	62,757,958
Wise Talent Information Technology Co. Ltd. (a)	3,657,800	8,495,207
		74,583,096
Internet & Direct Marketing Retail - 3.8%
Internet & Direct Marketing Retail - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	133,700	33,561,374
Amazon.com, Inc. (a)	14,400	45,571,392
JD.com, Inc. Class A	85,700	2,662,679
MercadoLibre, Inc. (a)	14,200	15,969,604
Pinduoduo, Inc. ADR (a)	376,376	34,551,317
		132,316,366
IT Services - 16.0%
Data Processing & Outsourced Services - 11.6%
Fidelity National Information Services, Inc.	478,989	70,080,881
Fiserv, Inc. (a)	260,478	25,993,100
Genpact Ltd.	862,800	34,356,696
Global Payments, Inc.	79,421	14,138,526
MasterCard, Inc. Class A	277,700	85,678,781
PagSeguro Digital Ltd. (a)	83,100	3,176,913
PayPal Holdings, Inc. (a)	423,100	82,957,217
Square, Inc. (a)	117,700	15,283,345
Visa, Inc. Class A	382,116	72,754,886
		404,420,345
Internet Services & Infrastructure - 3.1%
GoDaddy, Inc. (a)	462,000	32,469,360
MongoDB, Inc. Class A (a)	126,700	29,024,436
Twilio, Inc. Class A (a)	171,300	47,522,046
		109,015,842
IT Consulting & Other Services - 1.3%
Capgemini SA	143,500	18,509,423
DXC Technology Co.	316,500	5,668,515
Gartner, Inc. (a)	160,900	20,054,576
		44,232,514

TOTAL IT SERVICES		557,668,701

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(b)	387,462	0
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Refining & Marketing - 1.0%
Reliance Industries Ltd. (a)	80,346	1,262,565
Reliance Industries Ltd.	1,218,700	33,624,863
		34,887,428
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (b)	387,462	201,802
Road & Rail - 1.5%
Trucking - 1.5%
Lyft, Inc. (a)	483,947	14,145,771
Uber Technologies, Inc. (a)	1,292,064	39,097,857
		53,243,628
Semiconductors & Semiconductor Equipment - 14.3%
Semiconductor Equipment - 4.2%
Applied Materials, Inc.	984,300	63,320,019
ASML Holding NV (Netherlands)	41,400	14,719,258
KLA-Tencor Corp.	26,700	5,335,461
Lam Research Corp.	171,600	64,720,656
SunEdison, Inc. (a)(b)	500	0
		148,095,394
Semiconductors - 10.1%
Advanced Micro Devices, Inc. (a)	539,500	41,773,485
Marvell Technology Group Ltd.	660,561	24,090,660
Micron Technology, Inc. (a)	1,430,800	71,618,694
NVIDIA Corp.	219,150	93,048,899
NXP Semiconductors NV	232,300	27,302,219
ON Semiconductor Corp. (a)	928,400	19,125,040
Qualcomm, Inc.	538,550	56,876,266
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	16,625,567
		350,460,830

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		498,556,224

Software - 33.9%
Application Software - 14.2%
Adobe, Inc. (a)	289,516	128,637,749
Autodesk, Inc. (a)	179,300	42,391,899
Citrix Systems, Inc.	47,500	6,781,100
Datadog, Inc. Class A (a)	5,500	516,230
Elastic NV (a)	398,100	38,293,239
HubSpot, Inc. (a)	175,700	41,220,977
Intuit, Inc.	143,200	43,872,184
Nutanix, Inc. Class B(a)(d)	39,963	886,779
Salesforce.com, Inc. (a)	584,639	113,916,909
Snowflake Computing, Inc. Class B (b)(c)	1,993	77,269
Splunk, Inc. (a)	48,300	10,134,306
SS&C Technologies Holdings, Inc.	209,900	12,069,250
Workday, Inc. Class A (a)	254,900	46,116,508
Yext, Inc. (a)(e)	572,300	9,626,086
		494,540,485
Systems Software - 19.7%
Cloudflare, Inc. (a)	11,000	457,820
Crowdstrike Holdings, Inc. (a)	3,600	407,520
Microsoft Corp.	3,093,000	634,095,930
Rapid7, Inc. (a)	219,900	13,099,443
ServiceNow, Inc. (a)	36,000	15,811,200
Tenable Holdings, Inc. (a)	580,400	19,692,972
		683,564,885

TOTAL SOFTWARE		1,178,105,370

Technology Hardware, Storage & Peripherals - 23.7%
Technology Hardware, Storage & Peripherals - 23.7%
Apple, Inc.	1,884,429	800,957,701
Samsung Electronics Co. Ltd.	367,700	17,802,945
Western Digital Corp.	102,100	4,400,510
		823,161,156
Wireless Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	149,800	16,085,524
TOTAL COMMON STOCKS
(Cost $1,967,628,106)		3,442,180,096

Convertible Preferred Stocks - 0.2%
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Reddit, Inc. Series D (a)(b)(c)	94,300	4,689,539
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (b)(c)	81,762	1,101,334
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (a)(b)(c)	28,893	537,221
Series B1 (a)(b)(c)	1,440	26,775
Series B2 (a)(b)(c)	7,167	133,259
		697,255
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,643,971)		6,488,128

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.14% (f)	44,276,425	44,289,708
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	4,659,768	4,660,234
TOTAL MONEY MARKET FUNDS
(Cost $48,947,181)		48,949,942
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,020,219,258)		3,497,618,166
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(17,534,656)
NET ASSETS - 100%		$3,480,083,510

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,939,808 or 0.6% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $886,779 or 0.0% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Convoy, Inc. Series D	10/30/19	$1,107,057
Reddit, Inc. Series D	2/4/19	$2,045,018
Snowflake Computing, Inc. Class B	3/19/20	$77,302
UiPath, Inc. Series A1	6/14/19	$378,996
UiPath, Inc. Series B1	6/14/19	$18,889
UiPath, Inc. Series B2	6/14/19	$94,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,022
Fidelity Securities Lending Cash Central Fund	45,663
Total	$253,685

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,442,180,096	$3,395,181,789	$31,344,825	$15,653,482
Convertible Preferred Stocks	6,488,128	--	--	6,488,128
Money Market Funds	48,949,942	48,949,942	--	--
Total Investments in Securities:	$3,497,618,166	$3,444,131,731	$31,344,825	$22,141,610

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
Cayman Islands	2.9%
Netherlands	2.3%
Bermuda	1.7%
India	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value (including securities loaned of $4,595,224) — See accompanying schedule: Unaffiliated issuers (cost $1,971,272,077)	$3,448,668,224
Fidelity Central Funds (cost $48,947,181)	48,949,942
Total Investment in Securities (cost $2,020,219,258)		$3,497,618,166
Cash		7,849
Foreign currency held at value (cost $16,962,315)		16,962,343
Receivable for fund shares sold		5,450,145
Dividends receivable		111,381
Distributions receivable from Fidelity Central Funds		8,962
Prepaid expenses		12,310
Other receivables		159,055
Total assets		3,520,330,211
Liabilities
Payable for investments purchased	$24,453,868
Payable for fund shares redeemed	5,521,241
Accrued management fee	1,476,176
Distribution and service plan fees payable	731,494
Other affiliated payables	506,363
Other payables and accrued expenses	2,913,159
Collateral on securities loaned	4,644,400
Total liabilities		40,246,701
Net Assets		$3,480,083,510
Net Assets consist of:
Paid in capital		$1,842,108,172
Total accumulated earnings (loss)		1,637,975,338
Net Assets		$3,480,083,510
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,339,059,153 ÷ 17,537,262 shares)(a)		$76.36
Maximum offering price per share (100/94.25 of $76.36)		$81.02
Class M:
Net Asset Value and redemption price per share ($464,093,391 ÷ 6,502,557 shares)(a)		$71.37
Maximum offering price per share (100/96.50 of $71.37)		$73.96
Class C:
Net Asset Value and offering price per share ($343,584,852 ÷ 5,571,162 shares)(a)		$61.67
Class I:
Net Asset Value, offering price and redemption price per share ($1,035,091,198 ÷ 12,387,879 shares)		$83.56
Class Z:
Net Asset Value, offering price and redemption price per share ($298,254,916 ÷ 3,574,328 shares)		$83.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$20,390,258
Income from Fidelity Central Funds (including $45,663 from security lending)		253,685
Total income		20,643,943
Expenses
Management fee	$13,639,590
Transfer agent fees	4,352,356
Distribution and service plan fees	6,935,750
Accounting fees	760,888
Custodian fees and expenses	5,765
Independent trustees' fees and expenses	15,228
Registration fees	168,937
Audit	59,430
Legal	6,152
Interest	6,501
Miscellaneous	86,821
Total expenses before reductions	26,037,418
Expense reductions	(92,009)
Total expenses after reductions		25,945,409
Net investment income (loss)		(5,301,466)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	215,511,114
Fidelity Central Funds	7,470
Foreign currency transactions	(71,233)
Total net realized gain (loss)		215,447,351
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,736,669)	892,209,846
Fidelity Central Funds	2,761
Assets and liabilities in foreign currencies	(3,103)
Total change in net unrealized appreciation (depreciation)		892,209,504
Net gain (loss)		1,107,656,855
Net increase (decrease) in net assets resulting from operations		$1,102,355,389

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,301,466)	$(243,992)
Net realized gain (loss)	215,447,351	32,540,200
Change in net unrealized appreciation (depreciation)	892,209,504	85,272,898
Net increase (decrease) in net assets resulting from operations	1,102,355,389	117,569,106
Distributions to shareholders	(62,368,648)	(348,466,966)
Share transactions - net increase (decrease)	286,541,904	174,349,452
Total increase (decrease) in net assets	1,326,528,645	(56,548,408)
Net Assets
Beginning of period	2,153,554,865	2,210,103,273
End of period	$3,480,083,510	$2,153,554,865

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Technology Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$52.61	$60.37	$52.11	$37.86	$36.83
Income from Investment Operations
Net investment income (loss)A	(.12)	.02	(.13)	(.07)	(.10)
Net realized and unrealized gain (loss)	25.35	1.84	12.80	14.95	2.74
Total from investment operations	25.23	1.86	12.67	14.88	2.64
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(1.48)	(9.62)	(4.41)	(.63)	(1.61)
Total distributions	(1.48)	(9.62)	(4.41)	(.63)	(1.61)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$76.36	$52.61	$60.37	$52.11	$37.86
Total ReturnC,D	48.83%	7.26%	25.43%	39.85%	7.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.03%	1.05%	1.07%	1.09%
Expenses net of fee waivers, if any	1.01%	1.03%	1.05%	1.07%	1.09%
Expenses net of all reductions	1.01%	1.02%	1.04%	1.07%	1.07%
Net investment income (loss)	(.20)%	.04%	(.23)%	(.17)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,339,059	$884,749	$825,118	$637,315	$480,573
Portfolio turnover rateG	40%H	88%	84%	73%H	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$49.28	$57.23	$49.63	$36.14	$35.26
Income from Investment Operations
Net investment income (loss)A	(.25)	(.10)	(.27)	(.18)	(.18)
Net realized and unrealized gain (loss)	23.71	1.63	12.16	14.26	2.61
Total from investment operations	23.46	1.53	11.89	14.08	2.43
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(1.37)	(9.48)	(4.29)	(.59)	(1.55)
Total distributions	(1.37)	(9.48)	(4.29)	(.59)	(1.55)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$71.37	$49.28	$57.23	$49.63	$36.14
Total ReturnC,D	48.44%	7.00%	25.09%	39.50%	7.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.26%	1.28%	1.31%	1.33%	1.35%
Expenses net of fee waivers, if any	1.26%	1.28%	1.31%	1.33%	1.35%
Expenses net of all reductions	1.26%	1.28%	1.30%	1.33%	1.34%
Net investment income (loss)	(.45)%	(.22)%	(.49)%	(.43)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$464,093	$321,915	$328,709	$274,918	$203,727
Portfolio turnover rateG	40%H	88%	84%	73%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$42.81	$51.18	$44.86	$32.83	$32.27
Income from Investment Operations
Net investment income (loss)A	(.46)	(.30)	(.49)	(.35)	(.31)
Net realized and unrealized gain (loss)	20.52	1.22	10.95	12.92	2.37
Total from investment operations	20.06	.92	10.46	12.57	2.06
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(1.20)	(9.29)	(4.14)	(.54)	(1.50)
Total distributions	(1.20)	(9.29)	(4.14)	(.54)	(1.50)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$61.67	$42.81	$51.18	$44.86	$32.83
Total ReturnC,D	47.69%	6.44%	24.48%	38.79%	7.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.77%	1.79%	1.81%	1.83%	1.85%
Expenses net of fee waivers, if any	1.77%	1.79%	1.81%	1.83%	1.85%
Expenses net of all reductions	1.77%	1.78%	1.80%	1.82%	1.83%
Net investment income (loss)	(.96)%	(.72)%	(.99)%	(.93)%	(1.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$343,585	$240,358	$321,616	$237,583	$151,321
Portfolio turnover rateG	40%H	88%	84%	73%H	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$57.41	$64.86	$55.69	$40.30	$39.03
Income from Investment Operations
Net investment income (loss)A	.04	.17	.02	.06	.02
Net realized and unrealized gain (loss)	27.72	2.15	13.71	15.96	2.92
Total from investment operations	27.76	2.32	13.73	16.02	2.94
Distributions from net investment income	–	(.01)	–	–	–
Distributions from net realized gain	(1.61)	(9.76)	(4.56)	(.63)	(1.67)
Total distributions	(1.61)	(9.77)	(4.56)	(.63)	(1.67)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$83.56	$57.41	$64.86	$55.69	$40.30
Total ReturnC	49.22%	7.56%	25.75%	40.26%	8.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.76%	.78%	.77%	.75%
Expenses net of fee waivers, if any	.74%	.76%	.78%	.77%	.75%
Expenses net of all reductions	.74%	.76%	.77%	.77%	.74%
Net investment income (loss)	.07%	.30%	.03%	.13%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,035,091	$674,914	$734,661	$403,024	$669,599
Portfolio turnover rateF	40%G	88%	84%	73%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$57.34	$67.88
Income from Investment Operations
Net investment income (loss)B	.12	.23
Net realized and unrealized gain (loss)	27.68	(.90)C
Total from investment operations	27.80	(.67)
Distributions from net investment income	–	(.11)
Distributions from net realized gain	(1.70)	(9.76)
Total distributions	(1.70)	(9.87)
Net asset value, end of period	$83.44	$57.34
Total ReturnD,E	49.39%	2.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%	.63%H
Expenses net of fee waivers, if any	.62%	.63%H
Expenses net of all reductions	.62%	.62%H
Net investment income (loss)	.19%	.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$298,255	$31,619
Portfolio turnover rateI	40%J	88%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(7.22)%	7.26%	9.79%
Class M (incl. 3.50% sales charge)	(5.25)%	7.46%	9.74%
Class C (incl. contingent deferred sales charge)	(3.25)%	7.72%	9.62%
Class I	(1.30)%	8.83%	10.76%
Class Z	(1.15)%	8.90%	10.79%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Utilities Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,447	Fidelity Advisor® Utilities Fund - Class A
$36,558	S&P 500® Index

Fidelity Advisor® Utilities Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Douglas Simmons:  For the fiscal year, the fund's share classes posted returns in a range of roughly -1% to -2%, lagging the 3.26% result of both the sector benchmark – the MSCI U.S. IMI Utilities 25/50 Index – and the S&P® 500 index. Utilities stocks posted an absolute gain through January, then declined less than the S&P 500® in March, as investors sought dividend-paying stocks amid market volatility brought on by economic fears caused by the coronavirus pandemic. Then, when other sectors rebounded strongly in April, May, June and July, aided by government stimulus, utilities stocks lagged in a risk-on environment. Versus the MSCI index, stock selection in electric utilities - which comprised 58% of the benchmark - hurt the most, including overweightings in Edison International and Exelon, a non-benchmark stake in PG&E, and an underweighting in NextEra Energy. Conversely, underweighting the weak-performing gas utilities segment lifted the fund's relative results this period, as did positioning in renewable electricity, the best-performing segment among utilities for the 12 months. Stock choices among independent power producers & energy traders also added value, led by the fund's top contributor, Clearway Energy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Dominion Energy, Inc.	12.0
NextEra Energy, Inc.	11.1
Edison International	7.6
Evergy, Inc.	6.6
Exelon Corp.	6.0
Entergy Corp.	4.9
Southern Co.	4.8
CenterPoint Energy, Inc.	4.6
Sempra Energy	4.6
American Electric Power Co., Inc.	4.3
66.5

Top Industries (% of fund's net assets)

As of July 31, 2020
Electric Utilities	60.1%
Multi-Utilities	26.7%
Independent Power and Renewable Electricity Producers	11.3%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Utilities Fund

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Electric Utilities - 60.1%
Electric Utilities - 60.1%
Alliant Energy Corp.	87,643	$4,719,576
American Electric Power Co., Inc.	304,512	26,456,003
Duke Energy Corp.	224,242	19,002,267
Edison International	834,090	46,433,790
Entergy Corp.	287,405	30,214,888
Evergy, Inc.	625,589	40,556,935
Exelon Corp.	942,572	36,392,705
FirstEnergy Corp.	892,616	25,885,864
NextEra Energy, Inc.	241,037	67,659,086
NRG Energy, Inc.	332,515	11,242,332
PG&E Corp. (a)	546,597	5,110,682
PG&E Corp. (b)	1,645,847	14,619,236
Pinnacle West Capital Corp.	72,800	6,048,224
PNM Resources, Inc. (c)	95,649	4,039,257
Southern Co.	535,887	29,264,789
		367,645,634
Independent Power and Renewable Electricity Producers - 11.3%
Independent Power Producers & Energy Traders - 9.0%
Clearway Energy, Inc.:
Class A	66,926	1,533,275
Class C	849,620	20,849,675
The AES Corp.	1,476,720	22,490,446
Vistra Corp.	549,627	10,256,040
		55,129,436
Renewable Electricity - 2.3%
NextEra Energy Partners LP	224,785	13,981,627

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		69,111,063

Multi-Utilities - 26.7%
Multi-Utilities - 26.7%
Ameren Corp. (c)	221,987	17,812,237
CenterPoint Energy, Inc.	1,481,869	28,170,330
Dominion Energy, Inc.	908,931	73,650,677
DTE Energy Co.	14,170	1,638,477
Public Service Enterprise Group, Inc.	248,800	13,917,872
Sempra Energy	223,900	27,866,594
		163,056,187
TOTAL COMMON STOCKS
(Cost $526,994,272)		599,812,884

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.14% (d)	10,852,424	10,855,679
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	781,197	781,275
TOTAL MONEY MARKET FUNDS
(Cost $11,636,564)		11,636,954
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $538,630,836)		611,449,838
NET OTHER ASSETS (LIABILITIES) - 0.0%		(193,907)
NET ASSETS - 100%		$611,255,931

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,619,236 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PG&E Corp.	6/30/20	$15,635,547

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,644
Fidelity Securities Lending Cash Central Fund	1,703
Total	$105,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$599,812,884	$585,193,648	$14,619,236	$--
Money Market Funds	11,636,954	11,636,954	--	--
Total Investments in Securities:	$611,449,838	$596,830,602	$14,619,236	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value (including securities loaned of $769,020) — See accompanying schedule: Unaffiliated issuers (cost $526,994,272)	$599,812,884
Fidelity Central Funds (cost $11,636,564)	11,636,954
Total Investment in Securities (cost $538,630,836)		$611,449,838
Receivable for investments sold		5,456,202
Receivable for fund shares sold		259,017
Dividends receivable		561,791
Distributions receivable from Fidelity Central Funds		726
Prepaid expenses		1,758
Other receivables		23,130
Total assets		617,752,462
Liabilities
Payable for investments purchased	$4,455,790
Payable for fund shares redeemed	735,997
Accrued management fee	266,794
Distribution and service plan fees payable	127,857
Other affiliated payables	115,299
Other payables and accrued expenses	13,519
Collateral on securities loaned	781,275
Total liabilities		6,496,531
Net Assets		$611,255,931
Net Assets consist of:
Paid in capital		$554,752,644
Total accumulated earnings (loss)		56,503,287
Net Assets		$611,255,931
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($249,158,104 ÷ 8,123,354 shares)(a)		$30.67
Maximum offering price per share (100/94.25 of $30.67)		$32.54
Class M:
Net Asset Value and redemption price per share ($58,772,712÷ 1,913,786 shares)(a)		$30.71
Maximum offering price per share (100/96.50 of $30.71)		$31.82
Class C:
Net Asset Value and offering price per share ($63,458,108 ÷ 2,127,345 shares)(a)		$29.83
Class I:
Net Asset Value, offering price and redemption price per share ($187,833,133 ÷ 5,981,168 shares)		$31.40
Class Z:
Net Asset Value, offering price and redemption price per share ($52,033,874 ÷ 1,656,293 shares)		$31.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$20,094,634
Income from Fidelity Central Funds (including $1,703 from security lending)		105,347
Total income		20,199,981
Expenses
Management fee	$3,686,961
Transfer agent fees	1,283,055
Distribution and service plan fees	1,698,114
Accounting fees	247,191
Custodian fees and expenses	12,241
Independent trustees' fees and expenses	4,312
Registration fees	113,893
Audit	48,021
Legal	33,456
Interest	88
Miscellaneous	32,127
Total expenses before reductions	7,159,459
Expense reductions	(60,214)
Total expenses after reductions		7,099,245
Net investment income (loss)		13,100,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,387,747)
Fidelity Central Funds	(1,556)
Foreign currency transactions	11,021
Total net realized gain (loss)		(12,378,282)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(24,428,779)
Fidelity Central Funds	390
Assets and liabilities in foreign currencies	534
Total change in net unrealized appreciation (depreciation)		(24,427,855)
Net gain (loss)		(36,806,137)
Net increase (decrease) in net assets resulting from operations		$(23,705,401)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,100,736	$10,177,681
Net realized gain (loss)	(12,378,282)	(551,065)
Change in net unrealized appreciation (depreciation)	(24,427,855)	44,485,488
Net increase (decrease) in net assets resulting from operations	(23,705,401)	54,112,104
Distributions to shareholders	(13,931,390)	(43,917,084)
Share transactions - net increase (decrease)	5,532,255	303,937,007
Total increase (decrease) in net assets	(32,104,536)	314,132,027
Net Assets
Beginning of period	643,360,467	329,228,440
End of period	$611,255,931	$643,360,467

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Utilities Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.73	$31.54	$29.74	$27.59	$25.48
Income from Investment Operations
Net investment income (loss)A	.60	.67	.49	.50	.44
Net realized and unrealized gain (loss)	(1.03)	2.81	2.38	2.14	2.75
Total from investment operations	(.43)	3.48	2.87	2.64	3.19
Distributions from net investment income	(.62)	(.48)	(.49)	(.49)	(.46)
Distributions from net realized gain	–B	(2.81)	(.58)	–	(.61)
Total distributions	(.63)C	(3.29)	(1.07)	(.49)	(1.08)D
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$30.67	$31.73	$31.54	$29.74	$27.59
Total ReturnE,F	(1.56)%	11.73%	9.84%	9.87%	13.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%	1.08%	1.12%	1.12%	1.13%
Expenses net of fee waivers, if any	1.06%	1.07%	1.11%	1.12%	1.13%
Expenses net of all reductions	1.05%	1.06%	1.09%	1.11%	1.12%
Net investment income (loss)	1.88%	2.14%	1.66%	1.87%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$249,158	$268,246	$173,999	$160,040	$178,116
Portfolio turnover rateI	80%J	56%	106%	37%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.624 and distributions from net realized gain of $.002 per share.

 D Total distributions of $1.08 per share is comprised of distributions from net investment income of $.462 and distributions from net realized gain of $.613 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.77	$31.58	$29.77	$27.62	$25.49
Income from Investment Operations
Net investment income (loss)A	.51	.58	.41	.42	.36
Net realized and unrealized gain (loss)	(1.03)	2.81	2.38	2.14	2.77
Total from investment operations	(.52)	3.39	2.79	2.56	3.13
Distributions from net investment income	(.53)	(.39)	(.40)	(.41)	(.39)
Distributions from net realized gain	–B	(2.81)	(.58)	–	(.61)
Total distributions	(.54)C	(3.20)	(.98)	(.41)	(1.00)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$30.71	$31.77	$31.58	$29.77	$27.62
Total ReturnD,E	(1.82)%	11.38%	9.53%	9.51%	13.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%	1.36%	1.41%	1.41%	1.43%
Expenses net of fee waivers, if any	1.33%	1.36%	1.41%	1.41%	1.43%
Expenses net of all reductions	1.33%	1.35%	1.39%	1.41%	1.42%
Net investment income (loss)	1.60%	1.86%	1.36%	1.57%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$58,773	$61,741	$46,669	$48,152	$56,403
Portfolio turnover rateH	80%I	56%	106%	37%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.533 and distributions from net realized gain of $.002 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.90	$30.81	$29.07	$26.98	$24.91
Income from Investment Operations
Net investment income (loss)A	.35	.42	.26	.29	.25
Net realized and unrealized gain (loss)	(1.01)	2.74	2.33	2.09	2.70
Total from investment operations	(.66)	3.16	2.59	2.38	2.95
Distributions from net investment income	(.40)	(.26)	(.27)	(.29)	(.27)
Distributions from net realized gain	–B	(2.81)	(.58)	–	(.61)
Total distributions	(.41)C	(3.07)	(.85)	(.29)	(.88)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$29.83	$30.90	$30.81	$29.07	$26.98
Total ReturnD,E	(2.28)%	10.87%	9.04%	9.01%	12.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.81%	1.83%	1.87%	1.87%	1.88%
Expenses net of fee waivers, if any	1.81%	1.83%	1.87%	1.87%	1.88%
Expenses net of all reductions	1.80%	1.82%	1.85%	1.86%	1.88%
Net investment income (loss)	1.12%	1.39%	.90%	1.11%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$63,458	$66,525	$53,099	$56,964	$70,957
Portfolio turnover rateH	80%I	56%	106%	37%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.002 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$32.47	$32.21	$30.35	$28.14	$25.97
Income from Investment Operations
Net investment income (loss)A	.71	.76	.59	.59	.53
Net realized and unrealized gain (loss)	(1.07)	2.88	2.43	2.17	2.78
Total from investment operations	(.36)	3.64	3.02	2.76	3.31
Distributions from net investment income	(.71)	(.58)	(.58)	(.55)	(.53)
Distributions from net realized gain	–B	(2.81)	(.58)	–	(.61)
Total distributions	(.71)	(3.38)C	(1.16)	(.55)	(1.14)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$31.40	$32.47	$32.21	$30.35	$28.14
Total ReturnD	(1.30)%	12.04%	10.14%	10.17%	13.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.81%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.78%	.80%	.84%	.85%	.84%
Expenses net of all reductions	.78%	.79%	.82%	.84%	.84%
Net investment income (loss)	2.15%	2.41%	1.93%	2.14%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$187,833	$229,777	$55,462	$46,943	$62,600
Portfolio turnover rateG	80%H	56%	106%	37%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $3.38 per share is comprised of distributions from net investment income of $.578 and distributions from net realized gain of $2.805 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$32.48	$33.14
Income from Investment Operations
Net investment income (loss)B	.74	.63
Net realized and unrealized gain (loss)	(1.04)	2.13
Total from investment operations	(.30)	2.76
Distributions from net investment income	(.75)	(.61)
Distributions from net realized gain	–C	(2.81)
Total distributions	(.76)D	(3.42)
Net asset value, end of period	$31.42	$32.48
Total ReturnE,F	(1.15)%	9.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%	.66%I
Expenses net of fee waivers, if any	.65%	.66%I
Expenses net of all reductions	.64%	.64%I
Net investment income (loss)	2.29%	2.41%I
Supplemental Data
Net assets, end of period (000 omitted)	$52,034	$17,071
Portfolio turnover rateJ	80%K	56%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.76 per share is comprised of distributions from net investment income of $.754 and distributions from net realized gain of $.002 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2020

1. Organization.

Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financial Services Fund and Fidelity Advisor Health Care Fund. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$33,099,919	Recovery value	Recovery value	0.0%	Increase
		Market comparable	Transaction price	$3.79 - $96.19 / $39.96	Increase
			Premium rate	23.8% - 36.2% / 31.7%	Increase
			Conversion ratio	1.1	Increase
		Discounted cash flow	Discount rate	8.0% - 12.0% / 11.1%	Decrease
			Growth rate	3.5%	Increase
			Probability rate	6.3%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Advisor Energy Fund and Fidelity Advisor Technology Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Advisor Energy Fund	$70,832
Fidelity Advisor Technology Fund	113,429

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, defaulted bonds, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Biotechnology Fund	$1,646,808,250	$912,424,631	$(62,501,082)	$849,923,549
Fidelity Advisor Communications Equipment Fund	14,257,134	5,620,385	(391,181)	5,229,204
Fidelity Advisor Consumer Discretionary Fund	279,309,133	185,810,820	(20,896,102)	164,914,718
Fidelity Advisor Energy Fund	542,870,812	14,799,683	(156,025,381)	(141,225,698)
Fidelity Advisor Financial Services Fund	320,856,601	26,180,565	(47,759,974)	(21,579,409)
Fidelity Advisor Health Care Fund	3,896,585,735	1,828,899,208	(85,196,542)	1,743,702,666
Fidelity Advisor Industrials Fund	375,472,081	90,704,242	(9,439,681)	81,264,561
Fidelity Advisor Semiconductors Fund	253,384,587	113,465,194	(4,544,274)	108,920,920
Fidelity Advisor Technology Fund	2,029,629,518	1,491,778,441	(23,789,793)	1,467,988,648
Fidelity Advisor Utilities Fund	546,460,980	87,581,466	(22,592,608)	64,988,858

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Advisor Biotechnology Fund	$3,210,216	$–	$–	$849,923,549
Fidelity Advisor Communications Equipment Fund	–	–	(1,092,952)	5,229,204
Fidelity Advisor Consumer Discretionary Fund	–	7,811,920	–	164,914,581
Fidelity Advisor Energy Fund	6,828,891	–	(277,047,549)	(144,003,642)
Fidelity Advisor Financial Services Fund	3,256,655	1,509,575	–	(21,579,409)
Fidelity Advisor Health Care Fund	53,363,650	143,530,315	–	1,743,946,218
Fidelity Advisor Industrials Fund	–	–	–	81,264,561
Fidelity Advisor Semiconductors Fund	627,058	13,125,554	–	108,920,942
Fidelity Advisor Technology Fund	45,871,989	126,969,477	–	1,467,983,970
Fidelity Advisor Utilities Fund	4,978,156	–	(13,464,169)	64,989,300

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Advisor Communications Equipment Fund	$(1,092,952)	$–	$(1,092,952)
Fidelity Advisor Energy Fund	(163,889,041)	(113,158,508)	(277,047,549)
Fidelity Advisor Utilities Fund	(13,464,169)	–	(13,464,169)

In addition, certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2019 to July 31, 2020, and ordinary losses recognized during the period January 1, 2020 to July 31, 2020. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Fidelity Advisor Biotechnology Fund	$(15,917,227)	$–
Fidelity Advisor Communications Equipment Fund	–	(17,116)
Fidelity Advisor Consumer Discretionary Fund	–	(687,868)
Fidelity Advisor Industrials Fund	(1,998,398)	(197,196)

The tax character of distributions paid was as follows:

July 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Biotechnology Fund	$2,747,812	$140,189,867	$142,937,680
Fidelity Advisor Communications Equipment Fund	–	–	–
Fidelity Advisor Consumer Discretionary Fund	–	11,256,995	11,256,995
Fidelity Advisor Energy Fund	8,780,599	–	8,780,599
Fidelity Advisor Financial Services Fund	4,735,011	–	4,735,011
Fidelity Advisor Health Care Fund	4,785,422	14,535,480	19,320,902
Fidelity Advisor Industrials Fund	9,468,033	34,459,397	43,927,430
Fidelity Advisor Semiconductors Fund	892,431	2,604,470	3,496,901
Fidelity Advisor Technology Fund	11,738,124	50,630,525	62,368,648
Fidelity Advisor Utilities Fund	13,887,432	43,958	13,931,390

July 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Biotechnology Fund	$–	$56,953,710	$56,953,710
Fidelity Advisor Communications Equipment Fund	–	912,370	912,370
Fidelity Advisor Consumer Discretionary Fund	–	4,099,244	4,099,244
Fidelity Advisor Energy Fund	5,238,987	–	5,238,987
Fidelity Advisor Financial Services Fund	3,469,455	11,573,917	15,043,372
Fidelity Advisor Health Care Fund	–	164,979,965	164,979,965
Fidelity Advisor Industrials Fund	3,392,176	68,171,157	71,563,333
Fidelity Advisor Semiconductors Fund	13,577,874	22,781,407	36,359,281
Fidelity Advisor Technology Fund	61,702,769	286,764,198	348,466,967
Fidelity Advisor Utilities Fund	9,838,347	34,078,737	43,917,084

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Certain Funds invest in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, Fidelity Advisor Biotechnology Fund held an investment of $12,021,004 in a Subsidiary, representing .50% of the Fund's net assets. As of period end, Fidelity Advisor Health Care Fund held an investment of $28,759,647 in a Subsidiary, representing .52% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	1,400,286,601	1,724,050,468
Fidelity Advisor Communications Equipment Fund	28,748,551	38,198,692
Fidelity Advisor Consumer Discretionary Fund	161,036,115	209,705,595
Fidelity Advisor Energy Fund	399,308,873	416,925,215
Fidelity Advisor Financial Services Fund	301,308,741	343,164,369
Fidelity Advisor Health Care Fund	2,703,853,733	2,328,397,822
Fidelity Advisor Industrials Fund	1,182,383,272	1,338,478,000
Fidelity Advisor Semiconductors Fund	417,464,335	406,196,670
Fidelity Advisor Technology Fund	1,147,991,578	1,023,769,451
Fidelity Advisor Utilities Fund	538,315,972	561,843,332

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.23%	.53%
Fidelity Advisor Communications Equipment Fund	.30%	.23%	.53%
Fidelity Advisor Consumer Discretionary Fund	.30%	.23%	.53%
Fidelity Advisor Energy Fund	.30%	.23%	.53%
Fidelity Advisor Financial Services Fund	.30%	.23%	.53%
Fidelity Advisor Health Care Fund	.30%	.23%	.53%
Fidelity Advisor Industrials Fund	.30%	.23%	.53%
Fidelity Advisor Semiconductors Fund	.30%	.23%	.53%
Fidelity Advisor Technology Fund	.30%	.23%	.53%
Fidelity Advisor Utilities Fund	.30%	.23%	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	-%	.25%	$1,566,554	$24,693
Class M	.25%	.25%	630,822	3,882
Class C	.75%	.25%	3,843,117	167,016
			$6,040,493	$195,591
Fidelity Advisor Communications Equipment Fund
Class A	-%	.25%	$27,615	$1,128
Class M	.25%	.25%	20,684	–
Class C	.75%	.25%	35,009	7,069
			$83,308	$8,197
Fidelity Advisor Consumer Discretionary Fund
Class A	-%	.25%	$370,409	$13,059
Class M	.25%	.25%	155,296	230
Class C	.75%	.25%	658,481	57,443
			$1,184,186	$70,732
Fidelity Advisor Energy Fund
Class A	-%	.25%	$351,521	$9,658
Class M	.25%	.25%	316,670	3,244
Class C	.75%	.25%	629,207	61,011
			$1,297,398	$73,913
Fidelity Advisor Financial Services Fund
Class A	-%	.25%	$317,021	$7,718
Class M	.25%	.25%	212,778	808
Class C	.75%	.25%	583,936	30,462
			$1,113,735	$38,988
Fidelity Advisor Health Care Fund
Class A	-%	.25%	$2,926,161	$57,319
Class M	.25%	.25%	1,571,572	13,652
Class C	.75%	.25%	5,901,728	674,878
			$10,399,461	$745,849
Fidelity Advisor Industrials Fund
Class A	-%	.25%	$573,629	$7,464
Class M	.25%	.25%	260,952	1,272
Class C	.75%	.25%	729,459	40,439
			$1,564,040	$49,175
Fidelity Advisor Semiconductors Fund
Class A	-%	.25%	$292,093	$8,657
Class M	.25%	.25%	126,436	2,282
Class C	.75%	.25%	514,047	59,742
			$932,576	$70,681
Fidelity Advisor Technology Fund
Class A	-%	.25%	$2,512,412	$58,616
Class M	.25%	.25%	1,792,002	22,808
Class C	.75%	.25%	2,631,336	359,609
			$6,935,750	$441,033
Fidelity Advisor Utilities Fund
Class A	-%	.25%	$680,193	$23,359
Class M	.25%	.25%	318,870	2,778
Class C	.75%	.25%	699,051	187,825
			$1,698,114	$213,962

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$224,825
Class M	19,249
Class C(a)	15,488
$259,562
Fidelity Advisor Communications Equipment Fund
Class A	$5,244
Class M	1,078
Class C(a)	645
$6,967
Fidelity Advisor Consumer Discretionary Fund
Class A	$72,797
Class M	5,543
Class C(a)	4,171
$82,511
Fidelity Advisor Energy Fund
Class A	$85,308
Class M	8,407
Class C(a)	8,911
$102,626
Fidelity Advisor Financial Services Fund
Class A	$45,541
Class M	4,170
Class C(a)	3,122
$52,833
Fidelity Advisor Health Care Fund
Class A	$629,285
Class M	46,498
Class C(a)	48,720
$724,503
Fidelity Advisor Industrials Fund
Class A	$45,011
Class M	5,528
Class C(a)	3,309
$53,848
Fidelity Advisor Semiconductors Fund
Class A	$123,227
Class M	5,523
Class C(a)	9,251
$138,001
Fidelity Advisor Technology Fund
Class A	$460,933
Class M	36,934
Class C(a)	27,215
$525,082
Fidelity Advisor Utilities Fund
Class A	$187,563
Class M	24,483
Class C(a)	15,729
$227,775

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Advisor Biotechnology Fund
Class A	$1,227,686.20
Class M	302,491.24
Class C	723,052.19
Class I	1,711,495.17
Class Z	17,495.04
	$3,982,219
Fidelity Advisor Communications Equipment Fund
Class A	$31,368.28
Class M	12,573.30
Class C	10,219.29
Class I	3,319.15
	$57,479
Fidelity Advisor Consumer Discretionary Fund
Class A	$295,346.20
Class M	67,680.22
Class C	132,959.20
Class I	222,910.18
Class Z	11,297.04
	$730,192
Fidelity Advisor Energy Fund
Class A	$383,500.27
Class M	179,254.28
Class C	151,607.24
Class I	333,089.20
Class Z	19,145.04
	$1,066,595
Fidelity Advisor Financial Services Fund
Class A	$276,491.22
Class M	95,218.22
Class C	127,774.22
Class I	160,786.17
Class Z	10,967.04
	$671,236
Fidelity Advisor Health Care Fund
Class A	$2,159,416.18
Class M	601,900.19
Class C	1,090,570.18
Class I	3,325,236.17
Class Z	185,130.04
	$7,362,252
Fidelity Advisor Industrials Fund
Class A	$442,260.19
Class M	108,206.21
Class C	144,839.20
Class I	288,827.17
Class Z	9,868.04
	$994,000
Fidelity Advisor Semiconductors Fund
Class A	$240,814.21
Class M	61,869.25
Class C	108,422.21
Class I	190,865.18
Class Z	3,870.04
	$605,840
Fidelity Advisor Technology Fund
Class A	$1,831,781.18
Class M	658,270.18
Class C	513,482.20
Class I	1,273,559.17
Class Z	75,264.04
	$4,352,356
Fidelity Advisor Utilities Fund
Class A	$546,833.20
Class M	145,074.23
Class C	142,446.20
Class I	428,150.18
Class Z	20,552.04
	$1,283,055

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.03
Fidelity Advisor Communications Equipment Fund	.04
Fidelity Advisor Consumer Discretionary Fund	.04
Fidelity Advisor Energy Fund	.04
Fidelity Advisor Financial Services Fund	.04
Fidelity Advisor Health Care Fund	.02
Fidelity Advisor Industrials Fund	.04
Fidelity Advisor Semiconductors Fund	.04
Fidelity Advisor Technology Fund	.03
Fidelity Advisor Utilities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Biotechnology Fund	$66,317
Fidelity Advisor Communications Equipment Fund	2,944
Fidelity Advisor Consumer Discretionary Fund	1,621
Fidelity Advisor Energy Fund	24,030
Fidelity Advisor Financial Services Fund	10,586
Fidelity Advisor Health Care Fund	62,582
Fidelity Advisor Industrials Fund	29,111
Fidelity Advisor Semiconductors Fund	16,709
Fidelity Advisor Technology Fund	29,089
Fidelity Advisor Utilities Fund	25,769

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Biotechnology Fund	Borrower	$8,711,500	1.04%	$505
Fidelity Advisor Consumer Discretionary Fund	Borrower	3,193,278	1.09%	1,732
Fidelity Advisor Financial Services Fund	Borrower	$9,427,400	1.31%	1,712
Fidelity Advisor Industrials Fund	Borrower	4,737,111.66%		787
Fidelity Advisor Semiconductors Fund	Borrower	2,200,500.75%		184
Fidelity Advisor Technology Fund	Borrower	12,309,818	1.73%	6,501
Fidelity Advisor Utilities Fund	Borrower	4,981,500.32%		88

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund received investments and cash in exchange for shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

	Shares	Value of investments and cash
Fidelity Advisor Consumer Discretionary Fund	340,887	$10,509,560
Fidelity Advisor Energy Fund	1,418,542	37,704,833
Fidelity Advisor Financial Services Fund	1,072,326	22,465,229
Fidelity Advisor Health Care Fund	2,311,335	122,939,907
Fidelity Advisor Industrials Fund	331,589	13,207,212
Fidelity Advisor Technology Fund	1,742,932	97,220,739
Fidelity Advisor Utilities Fund	757,866	24,994,414

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Fidelity Advisor Biotechnology Fund	$1,875
Fidelity Advisor Consumer Discretionary Fund	1,344
Fidelity Advisor Energy Fund	1,357
Fidelity Advisor Health Care Fund	50,855
Fidelity Advisor Technology Fund	5,840

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Biotechnology Fund	$5,197
Fidelity Advisor Communications Equipment Fund	54
Fidelity Advisor Consumer Discretionary Fund	972
Fidelity Advisor Energy Fund	1,213
Fidelity Advisor Financial Services Fund	866
Fidelity Advisor Health Care Fund	10,527
Fidelity Advisor Industrials Fund	1,375
Fidelity Advisor Semiconductors Fund	742
Fidelity Advisor Technology Fund	5,999
Fidelity Advisor Utilities Fund	1,699

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, an affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Biotechnology Fund	$52,661	$29,023	$6,884,415
Fidelity Advisor Communications Equipment Fund	2,600	58	–
Fidelity Advisor Consumer Discretionary Fund	4,885	–	–
Fidelity Advisor Energy Fund	1,754	–	–
Fidelity Advisor Financial Services Fund	1,737	–	–
Fidelity Advisor Health Care Fund	118,452	369,530	2,572,722
Fidelity Advisor Industrials Fund	1,287	–	–
Fidelity Advisor Semiconductors Fund	1,393	–	–
Fidelity Advisor Technology Fund	4,564	–	–
Fidelity Advisor Utilities Fund	174	–	–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class of each Fund to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Advisor Communications Equipment Fund
Class A	1.40%	$25,455
Class M	1.65%	10,234
Class C	2.15%	9,021
Class I	1.15%	2,514

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Advisor Biotechnology Fund	$133,692	$–
Fidelity Advisor Communications Equipment Fund	8,288	–
Fidelity Advisor Consumer Discretionary Fund	7,695	–
Fidelity Advisor Energy Fund	85,501	–
Fidelity Advisor Financial Services Fund	38,810	–
Fidelity Advisor Health Care Fund	216,580	5,880
Fidelity Advisor Industrials Fund	83,988	–
Fidelity Advisor Semiconductors Fund	57,267	–
Fidelity Advisor Technology Fund	79,840	–
Fidelity Advisor Utilities Fund	56,761	–

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$8,794
Fidelity Advisor Communications Equipment Fund	88
Fidelity Advisor Consumer Discretionary Fund	1,661
Fidelity Advisor Energy Fund	2,221
Fidelity Advisor Financial Services Fund	1,658
Fidelity Advisor Health Care Fund	17,659
Fidelity Advisor Industrials Fund	2,505
Fidelity Advisor Semiconductors Fund	1,353
Fidelity Advisor Technology Fund	9,873
Fidelity Advisor Utilities Fund	2,996

In addition, during the period the investment adviser or an affiliate reimbursed certain Funds for an operational error which is included in the accompanying Statements of Operations as follows:

Amount
Fidelity Advisor Biotechnology Fund	$1,596
Fidelity Advisor Consumer Discretionary Fund	782
Fidelity Advisor Energy Fund	1,599
Fidelity Advisor Financial Services Fund	705
Fidelity Advisor Health Care Fund	2,253
Fidelity Advisor Industrials Fund	1,216
Fidelity Advisor Semiconductors Fund	373
Fidelity Advisor Technology Fund	2,296
Fidelity Advisor Utilities Fund	457

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2020	Year ended July 31, 2019(a)
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$40,863,434	$15,278,681
Class M	8,608,302	3,010,471
Class C	29,571,463	12,975,228
Class I	61,591,087	25,315,247
Class Z	2,303,394	374,083
Total	$142,937,680	$56,953,710
Fidelity Advisor Communications Equipment Fund
Distributions to shareholders
Class A	$–	$314,044
Class M	–	151,777
Class C	–	185,133
Class I	–	261,417
Total	$–	$912,371
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$4,116,798	$1,403,370
Class M	929,194	329,482
Class C	2,338,201	874,277
Class I	3,149,331	1,462,671
Class Z	723,471	29,445
Total	$11,256,995	$4,099,245
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$2,688,540	$1,605,057
Class M	985,221	429,350
Class C	659,426	–
Class I	3,336,904	3,087,399
Class Z	1,110,508	117,180
Total	$8,780,599	$5,238,986
Fidelity Advisor Financial Services Fund
Distributions to shareholders
Class A	$1,824,086	$5,373,068
Class M	493,589	1,563,598
Class C	317,172	3,002,673
Class I	1,626,928	5,008,897
Class Z	473,236	95,139
Total	$4,735,011	$15,043,375
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$3,927,602	$45,987,592
Class M	1,147,016	14,213,911
Class C	2,538,507	37,772,817
Class I	9,099,909	65,169,013
Class Z	2,607,868	1,836,632
Total	$19,320,902	$164,979,965
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$18,388,918	$26,486,798
Class M	4,119,707	6,155,294
Class C	5,971,134	12,720,044
Class I	13,357,871	25,380,037
Class Z	2,089,800	821,160
Total	$43,927,430	$71,563,333
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$1,274,755	$12,594,207
Class M	264,058	2,992,949
Class C	523,732	7,583,372
Class I	1,293,451	13,008,216
Class Z	140,905	180,538
Total	$3,496,901	$36,359,282
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$24,794,599	$129,911,664
Class M	8,680,589	53,119,227
Class C	6,376,707	57,301,872
Class I	18,523,848	105,941,248
Class Z	3,992,905	2,192,955
Total	$62,368,648	$348,466,966
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$5,344,171	$19,834,439
Class M	1,063,561	5,158,982
Class C	924,262	5,713,473
Class I	5,554,769	12,784,890
Class Z	1,044,627	425,300
Total	$13,931,390	$43,917,084

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2020	Year ended July 31, 2019(a)	Year ended July 31, 2020	Year ended July 31, 2019 (a)
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	4,476,939	3,656,697	$129,852,578	$96,511,440
Reinvestment of distributions	1,386,979	585,843	38,627,357	14,505,460
Shares redeemed	(6,779,279)	(7,594,989)	(181,633,714)	(198,292,523)
Net increase (decrease)	(915,361)	(3,352,449)	$(13,153,779)	$(87,275,623)
Class M
Shares sold	875,738	719,189	$23,191,732	$17,861,674
Reinvestment of distributions	326,946	127,736	8,546,370	2,987,750
Shares redeemed	(1,197,844)	(1,041,267)	(30,411,303)	(25,606,228)
Net increase (decrease)	4,840	(194,342)	$1,326,799	$(4,756,804)
Class C
Shares sold	1,316,924	1,239,104	$31,385,640	$27,856,582
Reinvestment of distributions	1,155,478	563,757	27,049,731	11,951,640
Shares redeemed	(6,033,882)	(6,744,328)	(140,899,467)	(150,634,720)
Net increase (decrease)	(3,561,480)	(4,941,467)	$(82,464,096)	$(110,826,498)
Class I
Shares sold	8,470,953	10,350,975	$257,423,341	$288,655,164
Reinvestment of distributions	1,716,365	809,955	50,993,195	21,277,530
Shares redeemed	(14,414,703)	(18,451,934)	(407,260,427)	(504,122,513)
Net increase (decrease)	(4,227,385)	(7,291,004)	$(98,843,891)	$(194,189,819)
Class Z
Shares sold	1,769,931	1,295,577	$54,979,279	$35,003,247
Reinvestment of distributions	65,751	13,350	1,955,433	350,695
Shares redeemed	(1,058,458)	(197,705)	(31,746,874)	(5,400,884)
Net increase (decrease)	777,224	1,111,222	$25,187,838	$29,953,058
Fidelity Advisor Communications Equipment Fund
Class A
Shares sold	217,044	567,294	$2,771,341	$8,773,740
Reinvestment of distributions	–	21,922	–	312,384
Shares redeemed	(445,959)	(221,971)	(6,207,767)	(3,425,481)
Net increase (decrease)	(228,915)	367,245	$(3,436,426)	$5,660,643
Class M
Shares sold	36,130	148,689	$462,021	$2,202,352
Reinvestment of distributions	–	11,052	–	151,084
Shares redeemed	(85,605)	(151,269)	(1,118,547)	(2,248,818)
Net increase (decrease)	(49,475)	8,472	$(656,526)	$104,618
Class C
Shares sold	84,351	186,010	$980,333	$2,508,296
Reinvestment of distributions	–	14,837	–	184,570
Shares redeemed	(256,986)	(167,460)	(3,133,279)	(2,261,599)
Net increase (decrease)	(172,635)	33,387	$(2,152,946)	$431,267
Class I
Shares sold	33,038	631,342	$466,923	$10,166,437
Reinvestment of distributions	–	16,990	–	252,474
Shares redeemed	(217,484)	(538,241)	(3,137,525)	(8,614,775)
Net increase (decrease)	(184,446)	110,091	$(2,670,602)	$1,804,136
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	987,448	1,834,631	$29,191,888	$51,772,796
Reinvestment of distributions	132,999	52,843	4,013,924	1,360,710
Shares redeemed	(1,723,422)	(1,743,605)	(49,014,820)	(48,339,368)
Net increase (decrease)	(602,975)	143,869	$(15,809,008)	$4,794,138
Class M
Shares sold	155,773	282,122	$4,255,414	$7,413,199
Reinvestment of distributions	33,065	13,674	926,158	328,456
Shares redeemed	(283,850)	(428,609)	(7,619,627)	(11,259,514)
Net increase (decrease)	(95,012)	(132,813)	$(2,438,055)	$(3,517,859)
Class C
Shares sold	330,132	774,531	$7,749,039	$17,385,643
Reinvestment of distributions	94,530	40,827	2,269,668	848,803
Shares redeemed	(938,311)	(963,842)	(21,317,477)	(21,644,353)
Net increase (decrease)	(513,649)	(148,484)	$(11,298,770)	$(3,409,907)
Class I
Shares sold	1,960,114	3,596,218	$61,846,005	$109,779,069
Reinvestment of distributions	86,481	48,353	2,831,372	1,344,706
Shares redeemed	(3,309,001)	(3,719,584)	(100,848,947)	(108,815,882)
Net increase (decrease)	(1,262,406)	(75,013)	$(36,171,570)	$2,307,893
Class Z
Shares sold	1,633,004(b)	291,890	$53,010,630(b)	$8,677,500
Reinvestment of distributions	21,250	837	697,006	23,276
Shares redeemed	(538,980)	(82,714)	(15,367,644)	(2,395,506)
Net increase (decrease)	1,115,274	210,013	$38,339,992	$6,305,270
Fidelity Advisor Energy Fund
Class A
Shares sold	2,921,562	1,861,131	$51,419,972	$55,722,898
Reinvestment of distributions	95,010	56,702	2,593,762	1,558,168
Shares redeemed	(2,978,037)	(2,490,889)	(63,901,347)	(75,232,664)
Net increase (decrease)	38,535	(573,056)	$(9,887,613)	$(17,951,598)
Class M
Shares sold	536,631	289,568	$10,688,495	$9,169,953
Reinvestment of distributions	34,199	14,855	957,921	418,471
Shares redeemed	(1,050,158)	(816,932)	(23,326,366)	(25,787,299)
Net increase (decrease)	(479,328)	(512,509)	$(11,679,950)	$(16,198,875)
Class C
Shares sold	952,342	425,833	$14,926,711	$11,837,399
Reinvestment of distributions	25,382	–	638,866	–
Shares redeemed	(1,543,989)	(2,110,590)	(30,880,652)	(57,990,403)
Net increase (decrease)	(566,265)	(1,684,757)	$(15,315,075)	$(46,153,004)
Class I
Shares sold	7,515,819	4,776,569	$141,901,116	$153,075,255
Reinvestment of distributions	107,684	99,377	3,095,929	2,872,985
Shares redeemed	(6,438,806)	(6,677,828)	(143,255,421)	(206,372,328)
Net increase (decrease)	1,184,697	(1,801,882)	$1,741,624	$(50,424,088)
Class Z
Shares sold	3,592,181(b)	631,854	$80,138,784(b)	$19,656,734
Reinvestment of distributions	37,631	3,050	1,079,250	88,002
Shares redeemed	(1,614,597)	(319,619)	(34,040,181)	(9,387,064)
Net increase (decrease)	2,015,215	315,285	$47,177,853	$10,357,672
Fidelity Advisor Financial Services Fund
Class A
Shares sold	1,136,964	1,446,430	$22,282,321	$28,995,274
Reinvestment of distributions	74,672	276,327	1,748,061	5,139,683
Shares redeemed	(2,181,699)	(2,934,480)	(41,948,958)	(57,922,005)
Net increase (decrease)	(970,063)	(1,211,723)	$(17,918,576)	$(23,787,048)
Class M
Shares sold	410,506	302,635	$8,117,860	$6,146,264
Reinvestment of distributions	21,004	83,605	486,870	1,540,000
Shares redeemed	(744,724)	(577,353)	(14,078,849)	(11,535,954)
Net increase (decrease)	(313,214)	(191,113)	$(5,474,119)	$(3,849,690)
Class C
Shares sold	294,424	410,286	$5,246,784	$7,848,866
Reinvestment of distributions	13,952	168,506	306,244	2,938,746
Shares redeemed	(1,385,106)	(2,931,076)	(24,631,507)	(54,749,177)
Net increase (decrease)	(1,076,730)	(2,352,284)	$(19,078,479)	$(43,961,565)
Class I
Shares sold	3,650,938	1,835,735	$69,558,772	$37,691,340
Reinvestment of distributions	65,088	249,532	1,567,314	4,768,552
Shares redeemed	(3,960,034)	(4,483,151)	(78,384,078)	(93,079,529)
Net increase (decrease)	(244,008)	(2,397,884)	$(7,257,992)	$(50,619,637)
Class Z
Shares sold	2,376,630(b)	760,279	$46,381,804(b)	$15,463,647
Reinvestment of distributions	19,154	4,207	460,276	80,262
Shares redeemed	(1,052,466)	(445,721)	(21,123,539)	(9,415,655)
Net increase (decrease)	1,343,318	318,765	$25,718,541	$6,128,254
Fidelity Advisor Health Care Fund
Class A
Shares sold	4,416,062	6,531,759	$241,671,523	$315,015,771
Reinvestment of distributions	67,108	946,164	3,732,529	43,618,143
Shares redeemed	(4,802,715)	(4,703,521)	(249,141,197)	(225,165,039)
Net increase (decrease)	(319,545)	2,774,402	$(3,737,145)	$133,468,875
Class M
Shares sold	725,698	1,014,711	$36,630,755	$45,568,415
Reinvestment of distributions	21,832	325,991	1,127,617	13,994,805
Shares redeemed	(1,282,976)	(991,998)	(62,338,333)	(44,513,058)
Net increase (decrease)	(535,446)	348,704	$(24,579,961)	$15,050,162
Class C
Shares sold	2,329,497	3,350,283	$99,233,205	$129,124,544
Reinvestment of distributions	55,297	994,670	2,409,588	36,235,842
Shares redeemed	(3,760,176)	(5,880,505)	(154,683,543)	(223,232,476)
Net increase (decrease)	(1,375,382)	(1,535,552)	$(53,040,750)	$(57,872,090)
Class I
Shares sold	17,332,018	19,922,626	$1,021,555,878	$1,053,249,147
Reinvestment of distributions	131,180	1,142,636	7,969,368	57,463,164
Shares redeemed	(12,512,534)	(12,090,899)	(710,787,677)	(622,715,268)
Net increase (decrease)	4,950,664	8,974,363	$318,737,569	$487,997,043
Class Z
Shares sold	6,860,756(b)	5,177,204	$395,026,855(b)	$265,690,740
Reinvestment of distributions	36,769	33,495	2,234,471	1,685,128
Shares redeemed	(2,206,058)	(773,850)	(128,072,955)	(39,657,299)
Net increase (decrease)	4,691,467	4,436,849	$269,188,371	$227,718,569
Fidelity Advisor Industrials Fund
Class A
Shares sold	800,781	1,304,915	$27,338,916	$49,280,821
Reinvestment of distributions	468,175	760,158	17,640,658	25,336,052
Shares redeemed	(2,258,552)	(2,285,344)	(74,625,361)	(84,336,189)
Net increase (decrease)	(989,596)	(220,271)	$(29,645,787)	$(9,719,316)
Class M
Shares sold	131,299	146,173	$4,482,960	$5,438,985
Reinvestment of distributions	110,476	186,461	4,059,928	6,071,167
Shares redeemed	(492,314)	(444,100)	(16,081,940)	(16,298,201)
Net increase (decrease)	(250,539)	(111,466)	$(7,539,052)	$(4,788,049)
Class C
Shares sold	141,731	268,186	$4,356,577	$9,092,369
Reinvestment of distributions	169,191	408,093	5,586,569	12,026,501
Shares redeemed	(1,123,620)	(1,664,893)	(33,504,075)	(54,443,091)
Net increase (decrease)	(812,698)	(988,614)	$(23,560,929)	$(33,324,221)
Class I
Shares sold	1,036,149	1,661,115	$39,146,978	$67,265,713
Reinvestment of distributions	300,144	658,671	11,996,658	23,178,649
Shares redeemed	(3,220,419)	(4,154,852)	(116,057,356)	(161,423,355)
Net increase (decrease)	(1,884,126)	(1,835,066)	$(64,913,720)	$(70,978,993)
Class Z
Shares sold	1,106,449(b)	335,437	$41,438,832(b)	$13,454,433
Reinvestment of distributions	50,287	22,285	2,004,432	782,425
Shares redeemed	(613,430)	(88,504)	(20,747,469)	(3,416,310)
Net increase (decrease)	543,306	269,218	$22,695,795	$10,820,548
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	1,918,310	1,570,877	$49,422,318	$33,743,905
Reinvestment of distributions	45,175	709,273	1,246,388	12,234,967
Shares redeemed	(1,538,083)	(1,910,172)	(37,609,605)	(39,847,044)
Net increase (decrease)	425,402	369,978	$13,059,101	$6,131,828
Class M
Shares sold	307,639	216,059	$7,466,667	$4,459,312
Reinvestment of distributions	9,966	179,840	261,204	2,954,769
Shares redeemed	(313,869)	(271,786)	(7,526,473)	(5,395,142)
Net increase (decrease)	3,736	124,113	$201,398	$2,018,939
Class C
Shares sold	708,636	516,058	$15,319,387	$9,702,583
Reinvestment of distributions	21,740	500,352	509,143	7,380,198
Shares redeemed	(784,252)	(1,332,533)	(16,605,105)	(23,766,702)
Net increase (decrease)	(53,876)	(316,123)	$(776,575)	$(6,683,921)
Class I
Shares sold	2,212,446	2,412,173	$59,935,860	$56,759,752
Reinvestment of distributions	43,044	694,346	1,260,337	12,678,766
Shares redeemed	(2,288,478)	(4,406,979)	(59,322,282)	(99,658,089)
Net increase (decrease)	(32,988)	(1,300,460)	$1,873,915	$(30,219,571)
Class Z
Shares sold	581,503	216,855	$15,181,099	$4,685,587
Reinvestment of distributions	4,479	9,898	130,911	180,240
Shares redeemed	(443,607)	(118,884)	(10,785,339)	(2,616,386)
Net increase (decrease)	142,375	107,869	$4,526,671	$2,249,441
Fidelity Advisor Technology Fund
Class A
Shares sold	4,045,407	3,756,669	$244,306,097	$187,693,872
Reinvestment of distributions	405,797	2,975,905	23,718,843	124,006,070
Shares redeemed	(3,730,933)	(3,583,860)	(216,583,380)	(177,926,291)
Net increase (decrease)	720,271	3,148,714	$51,441,560	$133,773,651
Class M
Shares sold	1,410,824	805,546	$79,216,290	$38,923,214
Reinvestment of distributions	156,168	1,336,074	8,545,526	52,227,136
Shares redeemed	(1,596,821)	(1,352,837)	(88,333,760)	(63,834,169)
Net increase (decrease)	(29,829)	788,783	$(571,944)	$27,316,181
Class C
Shares sold	1,534,539	1,238,784	$74,482,342	$52,318,454
Reinvestment of distributions	129,222	1,628,057	6,128,996	55,467,904
Shares redeemed	(1,706,549)	(3,537,434)	(80,576,120)	(140,707,328)
Net increase (decrease)	(42,788)	(670,593)	$35,218	$(32,920,970)
Class I
Shares sold	6,639,669	4,978,186	$434,536,634	$279,288,161
Reinvestment of distributions	269,988	2,163,105	17,244,124	98,183,325
Shares redeemed	(6,277,501)	(6,711,883)	(401,652,852)	(360,970,511)
Net increase (decrease)	632,156	429,408	$50,127,906	$16,500,975
Class Z
Shares sold	4,274,206(b)	621,440	$266,397,357(b)	$33,517,330
Reinvestment of distributions	60,687	41,765	3,867,591	1,891,557
Shares redeemed	(1,311,989)	(111,781)	(84,755,784)	(5,729,272)
Net increase (decrease)	3,022,904	551,424	$185,509,164	$29,679,615
Fidelity Advisor Utilities Fund
Class A
Shares sold	2,392,457	3,965,369	$77,895,527	$121,737,792
Reinvestment of distributions	152,614	635,093	5,172,093	18,874,957
Shares redeemed	(2,875,150)	(1,662,969)	(88,551,028)	(50,721,580)
Net increase (decrease)	(330,079)	2,937,493	$(5,483,408)	$89,891,169
Class M
Shares sold	475,312	621,871	$15,397,803	$19,194,066
Reinvestment of distributions	30,852	170,880	1,048,650	5,095,641
Shares redeemed	(535,502)	(327,281)	(16,771,407)	(9,975,044)
Net increase (decrease)	(29,338)	465,470	$(324,954)	$14,314,663
Class C
Shares sold	843,228	1,080,580	$26,750,146	$32,431,678
Reinvestment of distributions	27,506	192,852	910,715	5,610,064
Shares redeemed	(896,060)	(844,191)	(27,330,917)	(25,438,001)
Net increase (decrease)	(25,326)	429,241	$329,944	$12,603,741
Class I
Shares sold	4,228,842	7,789,708	$139,366,410	$245,997,023
Reinvestment of distributions	156,807	409,312	5,431,804	12,426,708
Shares redeemed	(5,481,417)	(2,843,740)	(172,916,612)	(87,926,911)
Net increase (decrease)	(1,095,768)	5,355,280	$(28,118,398)	$170,496,820
Class Z
Shares sold	2,355,739(b)	583,519	$77,042,807(b)	$18,464,326
Reinvestment of distributions	28,120	583,519	973,507	358,825
Shares redeemed	(1,253,225)	(69,687)	(38,887,243)	(2,192,537)
Net increase (decrease)	1,130,634	525,659	$39,129,071	$16,630,614

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 (b) Amount includes in-kind exchanges (see the Affiliated Exchanges In-Kind note for additional details).

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund :

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the "Funds"), each a fund of Fidelity Advisor Series VII, including the schedules of investments, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Bettina Doulton, each of the Trustees oversees 311 funds. Ms. Doulton oversees 210 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Co-Lead Independent Trustee

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Co-Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Advisor Biotechnology Fund
Class A	1.02%
Actual		$1,000.00	$1,177.20	$5.52
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class M	1.31%
Actual		$1,000.00	$1,175.40	$7.09
Hypothetical-C		$1,000.00	$1,018.35	$6.57
Class C	1.77%
Actual		$1,000.00	$1,172.50	$9.56
Hypothetical-C		$1,000.00	$1,016.06	$8.87
Class I	.75%
Actual		$1,000.00	$1,178.40	$4.06
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Class Z	.62%
Actual		$1,000.00	$1,179.30	$3.36
Hypothetical-C		$1,000.00	$1,021.78	$3.12
Fidelity Advisor Communications Equipment Fund
Class A	1.42%
Actual		$1,000.00	$1,060.40	$7.27
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class M	1.67%
Actual		$1,000.00	$1,058.60	$8.55
Hypothetical-C		$1,000.00	$1,016.56	$8.37
Class C	2.17%
Actual		$1,000.00	$1,056.50	$11.10
Hypothetical-C		$1,000.00	$1,014.07	$10.87
Class I	1.17%
Actual		$1,000.00	$1,061.90	$6.00
Hypothetical-C		$1,000.00	$1,019.05	$5.87
Fidelity Advisor Consumer Discretionary Fund
Class A	1.07%
Actual		$1,000.00	$1,109.30	$5.61
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class M	1.34%
Actual		$1,000.00	$1,107.80	$7.02
Hypothetical-C		$1,000.00	$1,018.20	$6.72
Class C	1.82%
Actual		$1,000.00	$1,105.20	$9.53
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Class I	.79%
Actual		$1,000.00	$1,110.70	$4.15
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Class Z	.66%
Actual		$1,000.00	$1,111.70	$3.47
Hypothetical-C		$1,000.00	$1,021.58	$3.32
Fidelity Advisor Energy Fund
Class A	1.16%
Actual		$1,000.00	$681.30	$4.85
Hypothetical-C		$1,000.00	$1,019.10	$5.82
Class M	1.42%
Actual		$1,000.00	$680.80	$5.93
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class C	1.89%
Actual		$1,000.00	$679.00	$7.89
Hypothetical-C		$1,000.00	$1,015.47	$9.47
Class I	.83%
Actual		$1,000.00	$682.70	$3.47
Hypothetical-C		$1,000.00	$1,020.74	$4.17
Class Z	.67%
Actual		$1,000.00	$683.10	$2.80
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Fidelity Advisor Financial Services Fund
Class A	1.11%
Actual		$1,000.00	$790.50	$4.94
Hypothetical-C		$1,000.00	$1,019.34	$5.57
Class M	1.36%
Actual		$1,000.00	$789.30	$6.05
Hypothetical-C		$1,000.00	$1,018.10	$6.82
Class C	1.86%
Actual		$1,000.00	$787.60	$8.27
Hypothetical-C		$1,000.00	$1,015.61	$9.32
Class I	.80%
Actual		$1,000.00	$791.70	$3.56
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class Z	.67%
Actual		$1,000.00	$792.20	$2.99
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Fidelity Advisor Health Care Fund
Class A	1.00%
Actual		$1,000.00	$1,118.30	$5.27
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class M	1.26%
Actual		$1,000.00	$1,116.80	$6.63
Hypothetical-C		$1,000.00	$1,018.60	$6.32
Class C	1.75%
Actual		$1,000.00	$1,114.20	$9.20
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Class I	.74%
Actual		$1,000.00	$1,119.70	$3.90
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Class Z	.61%
Actual		$1,000.00	$1,120.50	$3.22
Hypothetical-C		$1,000.00	$1,021.83	$3.07
Fidelity Advisor Industrials Fund
Class A	1.06%
Actual		$1,000.00	$894.80	$4.99
Hypothetical-C		$1,000.00	$1,019.59	$5.32
Class M	1.33%
Actual		$1,000.00	$893.70	$6.26
Hypothetical-C		$1,000.00	$1,018.25	$6.67
Class C	1.82%
Actual		$1,000.00	$891.60	$8.56
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Class I	.79%
Actual		$1,000.00	$896.10	$3.72
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Class Z	.65%
Actual		$1,000.00	$896.60	$3.07
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Fidelity Advisor Semiconductors Fund
Class A	1.08%
Actual		$1,000.00	$1,104.10	$5.65
Hypothetical-C		$1,000.00	$1,019.49	$5.42
Class M	1.37%
Actual		$1,000.00	$1,102.60	$7.16
Hypothetical-C		$1,000.00	$1,018.05	$6.87
Class C	1.84%
Actual		$1,000.00	$1,100.00	$9.61
Hypothetical-C		$1,000.00	$1,015.71	$9.22
Class I	.80%
Actual		$1,000.00	$1,105.40	$4.19
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class Z	.67%
Actual		$1,000.00	$1,106.30	$3.51
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Fidelity Advisor Technology Fund
Class A	1.01%
Actual		$1,000.00	$1,239.20	$5.62
Hypothetical-C		$1,000.00	$1,019.84	$5.07
Class M	1.25%
Actual		$1,000.00	$1,237.80	$6.95
Hypothetical-C		$1,000.00	$1,018.65	$6.27
Class C	1.77%
Actual		$1,000.00	$1,234.40	$9.83
Hypothetical-C		$1,000.00	$1,016.06	$8.87
Class I	.74%
Actual		$1,000.00	$1,240.90	$4.12
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Class Z	.62%
Actual		$1,000.00	$1,241.70	$3.46
Hypothetical-C		$1,000.00	$1,021.78	$3.12
Fidelity Advisor Utilities Fund
Class A	1.07%
Actual		$1,000.00	$860.10	$4.95
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class M	1.34%
Actual		$1,000.00	$858.80	$6.19
Hypothetical-C		$1,000.00	$1,018.20	$6.72
Class C	1.82%
Actual		$1,000.00	$856.90	$8.40
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Class I	.79%
Actual		$1,000.00	$861.20	$3.66
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Class Z	.65%
Actual		$1,000.00	$862.00	$3.01
Hypothetical-C		$1,000.00	$1,021.63	$3.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Biotechnology Fund	$13,772,393
Fidelity Advisor Consumer Discretionary Fund	$8,070,887
Fidelity Advisor Financial Services Fund	$4,847,074
Fidelity Advisor Health Care Fund	$143,641,124
Fidelity Advisor Industrials Fund	$8,208,487
Fidelity Advisor Semiconductors Fund	$20,076,850
Fidelity Advisor Technology Fund	$150,800,185

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Biotechnology Fund
December 2019	100%	100%	–	100%	100%
Fidelity Advisor Communications Equipment Fund
December 2019	–	–	–	–	–
Fidelity Advisor Consumer Discretionary Fund
December 2019	–	–	–	–	–
Fidelity Advisor Energy Fund
December 2019	100%	100%	100%	100%	100%
Fidelity Advisor Financial Services Fund
December 2019	100%	100%	100%	100%	100%
Fidelity Advisor Health Care Fund
December 2019	–	–	–	100%	100%
Fidelity Advisor Industrials Fund
December 20, 2019	69%	84%	100%	60%	54%
December 30, 2019	63%	63%	63%	63%	63%
Fidelity Advisor Semiconductors Fund
December 2019	100%	100%	100%	100%	100%
Fidelity Advisor Technology Fund
December 2019	100%	100%	–	100%	100%
Fidelity Advisor Utilities Fund
December 2019	100%	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Biotechnology Fund
December 2019	100%	100%	–	100%	100%
Fidelity Advisor Communications Equipment Fund
December 2019	–	–	–	–	–
Fidelity Advisor Consumer Discretionary Fund
December 2019	–	–	–	–	–
Fidelity Advisor Energy Fund
December 2019	100%	100%	100%	100%	100%
Fidelity Advisor Financial Services Fund
December 2019	100%	100%	100%	100%	100%
Fidelity Advisor Health Care Fund
December 2019	–	–	–	100%	100%
Fidelity Advisor Industrials Fund
December 20, 2019	73%	88%	100%	63%	57%
December 30, 2019	66%	66%	66%	66%	66%
Fidelity Advisor Semiconductors Fund
December 2019	100%	100%	100%	100%	100%
Fidelity Advisor Technology Fund
December 2019	100%	100%	–	100%	100%
Fidelity Advisor Utilities Fund
December 2019	100%	100%	100%	100%	100%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,587,792,624.647	96.309
Withheld	290,814,620.482	3.691
TOTAL	7,878,607,245.129	100.000
Donald F. Donahue
Affirmative	7,594,961,614.235	96.400
Withheld	283,645,630.895	3.600
TOTAL	7,878,607,245.129	100.000
Bettina Doulton
Affirmative	7,600,867,953.681	96.475
Withheld	277,739,291.449	3.525
TOTAL	7,878,607,245.129	100.000
Vicki L. Fuller
Affirmative	7,629,721,233.483	96.841
Withheld	248,886,011.646	3.159
TOTAL	7,878,607,245.129	100.000
Patricia L. Kampling
Affirmative	7,599,301,653.562	96.455
Withheld	279,305,591.567	3.545
TOTAL	7,878,607,245.129	100.000
Alan J. Lacy
Affirmative	7,565,107,454.613	96.021
Withheld	313,499,790.516	3.979
TOTAL	7,878,607,245.129	100.000
Ned C. Lautenbach
Affirmative	7,547,884,641.090	95.802
Withheld	330,722,604.040	4.198
TOTAL	7,878,607,245.129	100.000
Robert A. Lawrence
Affirmative	7,569,972,953.372	96.083
Withheld	308,634,291.757	3.917
TOTAL	7,878,607,245.129	100.000
Joseph Mauriello
Affirmative	7,580,263,221.046	96.213
Withheld	298,344,024.084	3.787
TOTAL	7,878,607,245.129	100.000
Cornelia M. Small
Affirmative	7,592,314,722.618	96.366
Withheld	286,292,522.511	3.634
TOTAL	7,878,607,245.129	100.000
Garnett A. Smith
Affirmative	7,576,230,494.191	96.162
Withheld	302,376,750.938	3.838
TOTAL	7,878,607,245.129	100.000
David M. Thomas
Affirmative	7,564,233,971.442	96.010
Withheld	314,373,273.687	3.990
TOTAL	7,878,607,245.129	100.000
Susan Tomasky
Affirmative	7,597,340,838.041	96.430
Withheld	281,266,407.088	3.570
TOTAL	7,878,607,245.129	100.000
Michael E. Wiley
Affirmative	7,563,324,977.302	95.998
Withheld	315,282,267.828	4.002
TOTAL	7,878,607,245.129	100.000

PROPOSAL 3

For shareholders of Fidelity Advisor® Semiconductors Fund, to modify the fund's fundamental investment policy.

	# of Votes	% of Votes
Affirmative	67,785,932.387	34.072
Against	5,324,454.419	2.676
Abstain	12,379,858.788	6.223
Broker Non-Vote	113,459,679.561	57.029
TOTAL	198,949,925.154	100.000

PROPOSAL 4

For shareholders of Fidelity Advisor® Semiconductors Fund, to modify the fund's fundamental concentration policy.

	# of Votes	% of Votes
Affirmative	68,575,323.045	34.469
Against	5,244,062.520	2.636
Abstain	12,301,659.349	6.183
Broker Non-Vote	112,828,880.240	56.712
TOTAL	198,949,925.154	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposals 3 and 4 were not approved by shareholders.

AFOC-ANN-0920
1.762411.119

Fidelity Advisor® Global Real Estate Fund

Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(10.10)%	0.57%
Class M (incl. 3.50% sales charge)	(8.20)%	0.92%
Class C (incl. contingent deferred sales charge)	(6.21)%	1.33%
Class I	(4.40)%	2.34%
Class Z	(4.29)%	2.39%

 A From August 11, 2016

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Real Estate Fund - Class A on August 11, 2016, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the FTSE EPRA/NAREIT Developed Index performed over the same period.

Period Ending Values
$10,228	Fidelity Advisor® Global Real Estate Fund - Class A
$9,855	FTSE EPRA/NAREIT Developed Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending July 31, 2020, global real estate stocks returned -13.40% – a negative result partly offset by a broadly weaker U.S. dollar – according to the FTSE® EPRA℠/NAREIT® Developed Index. For roughly the first half of the reporting period, global real estate securities steadily gained. Beginning in late February, however, conditions became tumultuous, as the COVID-19 pandemic forced economic shutdowns around the world. This situation led to questions about whether certain segments of the real estate market – such as retail, hotels and offices – would experience long-term challenges stemming from concern about social gathering. Meanwhile, other property types whose business models remained largely intact despite the pandemic – such as industrial, data center and mobile communication tower real estate investment trusts (REITs) – stood to benefit from similar worries. In this environment, real estate securities fell sharply between late February and mid-March. As economies reopened, however, and global central banks pursued aggressive economic stimulus efforts, the real estate market bounced back sharply, and the index regained a portion of its value through the end of July. Despite some groups experiencing serious fundamental challenges – highlighted by brick-and-mortar retail, whose existing difficulties, which included mounting competition from e-commerce, only accelerated along with the pandemic – the fundamental backdrop for global real estate was often favorable. Access to debt and equity capital remained often positive, while supply was constrained in certain segments and markets.

Comments from Portfolio Manager Steven Buller:  For the fiscal year ending July 31, 2020, the fund's share classes returned roughly -4% to -5%, significantly outperforming the -13.40% return of the FTSE® EPRA℠/NAREIT® Developed Index. Security selection was the primary driver of the fund's relative outperformance, led by favorable picks in the U.S., Australia and France. Country allocation also contributed overall, especially an overweighting in the outperforming German market. On an individual basis, the fund's largest relative contributor was our significant underweighting in Simon Property Group, which returned about -58% for the fund. We sold our stake in the company, the largest mall owner in the U.S., in March due to ongoing concerns about the business prospects for the retail property sector. Another relative outperformer was Ingenia Communities Group, an out-of-benchmark investment and large portfolio holding on July 31 that gained about 48%. This owner of manufactured housing sites in Australia benefited from growing demand for its properties amid travel limitations related to COVID-19. Data center REITs Equinix (+65%) – a non-benchmark holding – and an overweighting in Digital Realty Trust (+48%), also boosted the portfolio's relative result. These companies' share prices were aided by people working from home, which, in turn, increased demand for data-management facilities. Adding further value were warehouse operators Prologis (+33%) and Duke Realty (+24%) – both overweight positions – whose business benefits from growth in e-commerce. Prologis, Duke and Digital Realty Trust all were among the fund's largest holdings on July 31. In contrast, the fund's biggest individual detractor was Stockland Units. This diversified Australian REIT returned -58% for the fund, reflecting suboptimal timing with our ownership. We initially purchased the stock last October, prior to the pandemic-related market downturn, and then we sold the stock in March, thus missing out when the shares bounced back a bit. Another detractor was our lack of exposure to benchmark component Deutsche Wohnen (+35%), which, like other German residential REITs, enjoyed strong performance due to the category's relative stability. Also hampering relative performance was an overweighting in Diamondrock Hospitality, the fund's only remaining position in the hotel sector as of July 31. The stock returned -54%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Prologis, Inc.	8.2
Digital Realty Trust, Inc.	4.7
Duke Realty Corp.	3.8
UDR, Inc.	3.5
Vonovia SE	3.5
LEG Immobilien AG	3.2
Equity Lifestyle Properties, Inc.	2.6
Ingenia Communities Group unit	2.4
Hibernia (REIT) PLC	2.2
Advance Residence Investment Corp.	2.1
36.2

Top Five Countries as of July 31, 2020

(excluding cash equivalents)	% of fund's net assets
United States of America	54.6
Germany	8.6
Japan	7.0
Singapore	5.6
Australia	4.8

Top Five REIT Sectors as of July 31, 2020

% of fund's net assets
REITs - Diversified	21.6
REITs - Apartments	14.2
REITs - Warehouse/Industrial	10.0
REITs - Health Care	7.7
REITs - Management/Investment	5.5

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 43.3%

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 4.8%
Abacus Property Group unit	11,167	$21,462
Arena (REIT) unit	13,425	21,581
Ingenia Communities Group unit	27,490	93,291
National Storage (REIT) unit	37,325	48,000

TOTAL AUSTRALIA		184,334

Austria - 0.9%
CA Immobilien Anlagen AG	1,110	34,780
Bailiwick of Guernsey - 1.3%
Sirius Real Estate Ltd.	54,390	52,329
Canada - 2.3%
Boardwalk (REIT)	1,636	37,411
Dream Industrial (REIT)	6,272	51,508

TOTAL CANADA		88,919

Cayman Islands - 1.6%
Cheung Kong Property Holdings Ltd.	11,354	63,067
France - 2.8%
ARGAN SA	365	36,718
Gecina SA	550	70,942

TOTAL FRANCE		107,660

Germany - 8.6%
Instone Real Estate Group BV (a)(b)	2,811	72,185
LEG Immobilien AG	904	125,931
Vonovia SE	2,062	134,029

TOTAL GERMANY		332,145

Hong Kong - 1.4%
Sino Land Ltd.	43,494	52,696
Ireland - 2.2%
Hibernia (REIT) PLC	63,774	85,339
Italy - 0.7%
COIMA RES SpA (b)	4,004	28,959
Japan - 7.0%
Advance Residence Investment Corp.	26	83,756
Kenedix Residential Investment Corp.	23	42,000
Mitsubishi Estate Co. Ltd.	5,581	80,173
Mitsui Fudosan Co. Ltd.	4,259	66,585

TOTAL JAPAN		272,514

Singapore - 5.6%
CapitaCommercial Trust (REIT)	34,575	40,771
Mapletree Commercial Trust	14,392	19,379
Parkway Life REIT	30,916	80,226
UOL Group Ltd.	15,544	75,293

TOTAL SINGAPORE		215,669

Sweden - 0.7%
Catena AB	688	28,287
United Kingdom - 3.4%
Assura PLC	27,495	28,433
Grainger Trust PLC	14,272	54,215
Segro PLC	2,586	32,808
U & I Group PLC	17,094	15,104

TOTAL UNITED KINGDOM		130,560

United States of America - 54.6%
American Assets Trust, Inc.	637	17,199
American Homes 4 Rent Class A	2,030	58,870
Americold Realty Trust	870	35,105
Apartment Investment & Management Co. Class A	1,113	43,207
Boston Properties, Inc.	544	48,465
Brandywine Realty Trust (SBI)	2,519	27,281
Crown Castle International Corp.	250	41,675
CubeSmart	1,666	49,430
DiamondRock Hospitality Co.	2,683	12,395
Digital Realty Trust, Inc.	1,135	182,213
Duke Realty Corp.	3,679	147,859
Equinix, Inc.	88	69,122
Equity Lifestyle Properties, Inc.	1,474	100,704
Equity Residential (SBI)	608	32,607
Extra Space Storage, Inc.	598	61,797
Gaming & Leisure Properties	1,432	51,853
Healthcare Trust of America, Inc.	1,819	50,223
Highwoods Properties, Inc. (SBI)	749	28,717
Invitation Homes, Inc.	2,219	66,171
Kimco Realty Corp.	2,010	22,412
Lexington Corporate Properties Trust	1,992	23,107
Mack-Cali Realty Corp.	1,005	14,492
Mid-America Apartment Communities, Inc.	463	55,185
National Retail Properties, Inc.	1,126	39,917
Piedmont Office Realty Trust, Inc. Class A	1,488	24,120
Prologis, Inc.	3,005	316,787
Regency Centers Corp.	847	34,752
Spirit Realty Capital, Inc.	686	23,640
Sun Communities, Inc.	405	60,722
UDR, Inc.	3,712	134,374
Ventas, Inc.	1,411	54,126
VEREIT, Inc.	6,986	45,479
VICI Properties, Inc.	1,690	36,690
Washington REIT (SBI)	1,019	22,785
Welltower, Inc.	1,558	83,446

TOTAL UNITED STATES OF AMERICA		2,116,927

TOTAL COMMON STOCKS
(Cost $3,493,256)		3,794,185

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.14% (c)
(Cost $13,292)	13,288	13,292
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $3,506,548)		3,807,477
NET OTHER ASSETS (LIABILITIES) - 1.7%		67,313
NET ASSETS - 100%		$3,874,790

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,144 or 2.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$681
Total	$681

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Real Estate	$3,794,185	$3,431,758	$362,427	$--
Money Market Funds	13,292	13,292	--	--
Total Investments in Securities:	$3,807,477	$3,445,050	$362,427	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,493,256)	$3,794,185
Fidelity Central Funds (cost $13,292)	13,292
Total Investment in Securities (cost $3,506,548)		$3,807,477
Cash		3,264
Foreign currency held at value (cost $23,496)		23,492
Receivable for investments sold		22,172
Receivable for fund shares sold		807
Dividends receivable		9,265
Distributions receivable from Fidelity Central Funds		2
Prepaid expenses		17
Receivable from investment adviser for expense reductions		37,465
Other receivables		237
Total assets		3,904,198
Liabilities
Payable for investments purchased	$4,341
Payable for fund shares redeemed	9,379
Accrued management fee	2,173
Audit fees payable	6,094
Custody fees payable	5,768
Distribution and service plan fees payable	780
Other affiliated payables	751
Other payables and accrued expenses	122
Total liabilities		29,408
Net Assets		$3,874,790
Net Assets consist of:
Paid in capital		$3,899,746
Total accumulated earnings (loss)		(24,956)
Net Assets		$3,874,790
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,732,125 ÷ 178,783 shares)(a)		$9.69
Maximum offering price per share (100/94.25 of $9.69)		$10.28
Class M:
Net Asset Value and redemption price per share ($658,231 ÷ 68,085 shares)(a)		$9.67
Maximum offering price per share (100/96.50 of $9.67)		$10.02
Class C:
Net Asset Value and offering price per share ($184,938 ÷ 19,213 shares)(a)		$9.63
Class I:
Net Asset Value, offering price and redemption price per share ($1,066,020 ÷ 109,828 shares)		$9.71
Class Z:
Net Asset Value, offering price and redemption price per share ($233,476 ÷ 23,993 shares)		$9.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$154,738
Income from Fidelity Central Funds		681
Income before foreign taxes withheld		155,419
Less foreign taxes withheld		(6,491)
Total income		148,928
Expenses
Management fee	$35,624
Transfer agent fees	10,922
Distribution and service plan fees	16,719
Accounting fees and expenses	2,028
Custodian fees and expenses	24,266
Independent trustees' fees and expenses	35
Registration fees	66,744
Audit	61,793
Legal	11
Miscellaneous	325
Total expenses before reductions	218,467
Expense reductions	(142,809)
Total expenses after reductions		75,658
Net investment income (loss)		73,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,778)
Fidelity Central Funds	5
Foreign currency transactions	(642)
Total net realized gain (loss)		(39,415)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(288,844)
Assets and liabilities in foreign currencies	387
Total change in net unrealized appreciation (depreciation)		(288,457)
Net gain (loss)		(327,872)
Net increase (decrease) in net assets resulting from operations		$(254,602)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,270	$96,088
Net realized gain (loss)	(39,415)	12,772
Change in net unrealized appreciation (depreciation)	(288,457)	430,879
Net increase (decrease) in net assets resulting from operations	(254,602)	539,739
Distributions to shareholders	(292,523)	(86,970)
Share transactions - net increase (decrease)	(2,100,606)	2,897,807
Total increase (decrease) in net assets	(2,647,731)	3,350,576
Net Assets
Beginning of period	6,522,521	3,171,945
End of period	$3,874,790	$6,522,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Real Estate Fund Class A

Years ended July 31,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$10.13	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.22	.18	.15
Net realized and unrealized gain (loss)	(.58)	.58	.42	(.26)
Total from investment operations	(.43)	.80	.60	(.11)
Distributions from net investment income	(.23)	(.15)	(.13)	(.07)
Distributions from net realized gain	(.37)	(.06)	(.14)	(.01)
Total distributions	(.60)	(.21)	(.28)C	(.08)
Net asset value, end of period	$9.69	$10.72	$10.13	$9.81
Total ReturnD,E,F	(4.61)%	8.25%	6.16%	(1.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	4.22%	4.56%	5.86%	8.94%I
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%I
Expenses net of all reductions	1.39%	1.39%	1.38%	1.39%I
Net investment income (loss)	1.47%	2.09%	1.80%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,732	$3,290	$1,001	$657
Portfolio turnover rateJ	52%	60%	46%	59%I

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.142 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class M

Years ended July 31,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.11	$9.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.19	.15	.13
Net realized and unrealized gain (loss)	(.58)	.60	.42	(.27)
Total from investment operations	(.46)	.79	.57	(.14)
Distributions from net investment income	(.21)	(.13)	(.11)	(.06)
Distributions from net realized gain	(.37)	(.06)	(.14)	(.01)
Total distributions	(.58)	(.19)	(.25)	(.07)
Net asset value, end of period	$9.67	$10.71	$10.11	$9.79
Total ReturnC,D,E	(4.87)%	8.06%	5.90%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.46%	4.79%	5.90%	9.20%H
Expenses net of fee waivers, if any	1.66%	1.65%	1.65%	1.65%H
Expenses net of all reductions	1.64%	1.64%	1.63%	1.64%H
Net investment income (loss)	1.22%	1.84%	1.54%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$658	$810	$570	$550
Portfolio turnover rateI	52%	60%	46%	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class C

Years ended July 31,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.08	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.14	.10	.08
Net realized and unrealized gain (loss)	(.58)	.59	.42	(.26)
Total from investment operations	(.51)	.73	.52	(.18)
Distributions from net investment income	(.12)	(.12)	(.06)	(.05)
Distributions from net realized gain	(.37)	(.06)	(.14)	(.01)
Total distributions	(.49)	(.18)	(.20)	(.06)
Net asset value, end of period	$9.63	$10.63	$10.08	$9.76
Total ReturnC,D,E	(5.31)%	7.52%	5.38%	(1.77)%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.46%	5.04%	6.26%	9.75%H
Expenses net of fee waivers, if any	2.16%	2.15%	2.15%	2.15%H
Expenses net of all reductions	2.15%	2.14%	2.13%	2.14%H
Net investment income (loss)	.71%	1.34%	1.04%	.90%H
Supplemental Data
Net assets, end of period (000 omitted)	$185	$1,060	$614	$737
Portfolio turnover rateI	52%	60%	46%	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class I

Years ended July 31,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.15	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.24	.20	.17
Net realized and unrealized gain (loss)	(.58)	.59	.43	(.26)
Total from investment operations	(.41)	.83	.63	(.09)
Distributions from net investment income	(.26)	(.17)	(.16)	(.08)
Distributions from net realized gain	(.37)	(.06)	(.14)	(.01)
Total distributions	(.63)	(.23)	(.30)	(.09)
Net asset value, end of period	$9.71	$10.75	$10.15	$9.82
Total ReturnC,D	(4.40)%	8.55%	6.48%	(.80)%
Ratios to Average Net AssetsE,F
Expenses before reductions	3.97%	4.20%	5.41%	8.74%G
Expenses net of fee waivers, if any	1.16%	1.15%	1.15%	1.15%G
Expenses net of all reductions	1.14%	1.14%	1.13%	1.14%G
Net investment income (loss)	1.71%	2.34%	2.04%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,066	$1,056	$986	$863
Portfolio turnover rateH	52%	60%	46%	59%G

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.01
Income from Investment Operations
Net investment income (loss)B	.19	.22
Net realized and unrealized gain (loss)	(.59)	.76
Total from investment operations	(.40)	.98
Distributions from net investment income	(.26)	(.17)
Distributions from net realized gain	(.37)	(.06)
Total distributions	(.63)	(.23)
Net asset value, end of period	$9.73	$10.76
Total ReturnC,D	(4.29)%	10.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	3.54%	3.87%G
Expenses net of fee waivers, if any	1.02%	1.00%G
Expenses net of all reductions	1.00%	1.00%G
Net investment income (loss)	1.86%	2.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$233	$306
Portfolio turnover rateH	52%	60%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2020

1. Organization.

Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$622,028
Gross unrealized depreciation	(419,706)
Net unrealized appreciation (depreciation)	$202,322
Tax Cost	$3,605,155

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,852
Capital loss carryforward	$(214,511)
Net unrealized appreciation (depreciation) on securities and other investments	$202,423

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(202,055)
Long-term	(12,456)
Total capital loss carryforward	$(214,511)

The Fund intends to elect to defer to its next fiscal year $38,721 of ordinary losses recognized during the period January 1, 2019 to July 31, 2020.

The tax character of distributions paid was as follows:

	July 31, 2020	July 31, 2019
Ordinary Income	$292,523	$ 86,970

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Real Estate Fund	2,697,642	4,911,475

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,852	$2,782
Class M	.25%	.25%	3,726	2,626
Class C	.75%	.25%	7,141	1,903
			$16,719	$7,311

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$277
Class M	67
$344

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$6,454.28
Class M	1,574.21
Class C	1,346.19
Class I	1,404.13
Class Z	144.04
	$10,922

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Real Estate Fund	$98

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Global Real Estate Fund	$13

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$66,066
Class M	1.65%	20,877
Class C	2.15%	16,324
Class I	1.15%	30,405
Class Z	1.00%	8,298
		$141,970

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $817 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Class A	$122,644	$25,954
Class M	42,186	11,502
Class C	39,171	24,842
Class I	62,776	21,029
Class Z	25,746	3,643
Total	$292,523	$86,970

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2020	Year ended July 31, 2019
Class A
Shares sold	67,738	325,885	$745,778	$3,299,731
Reinvestment of distributions	11,335	2,803	122,644	25,954
Shares redeemed	(207,100)	(120,755)	(2,288,710)	(1,255,243)
Net increase (decrease)	(128,027)	207,933	$(1,420,288)	$2,070,442
Class M
Shares sold	6,383	28,136	$70,605	$284,727
Reinvestment of distributions	3,899	1,242	42,186	11,502
Shares redeemed	(17,790)	(10,191)	(189,680)	(107,609)
Net increase (decrease)	(7,508)	19,187	$(76,889)	$188,620
Class C
Shares sold	4,308	106,865	$45,165	$1,044,619
Reinvestment of distributions	3,627	2,694	39,171	24,842
Shares redeemed	(88,473)	(70,716)	(826,012)	(737,722)
Net increase (decrease)	(80,538)	38,843	$(741,676)	$331,739
Class I
Shares sold	19,620	12,846	$193,070	$135,171
Reinvestment of distributions	5,477	2,066	59,313	19,150
Shares redeemed	(13,550)	(13,802)	(124,872)	(140,554)
Net increase (decrease)	11,547	1,110	$127,511	$13,767
Class Z
Shares sold	33,783	28,093	$378,938	$290,050
Reinvestment of distributions	2,125	348	23,031	3,227
Shares redeemed	(40,352)	(4)	(391,233)	(38)
Net increase (decrease)	(4,444)	28,437	$10,736	$293,239

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 57% of the total outstanding shares of the fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Global Real Estate Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Global Real Estate Fund (the "Fund"), a fund of Fidelity Advisor Series VII, including the schedule of investments, as of July 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from August 11, 2016 (commencement of operations) through July 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 11, 2016 (commencement of operations) through July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 9, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Bettina Doulton, each of the Trustees oversees 311 funds. Ms. Doulton oversees 210 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Co-Lead Independent Trustee

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Co-Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Advisor Global Real Estate Fund
Class A	1.41%
Actual		$1,000.00	$866.70	$6.54
Hypothetical-C		$1,000.00	$1,017.85	$7.07
Class M	1.66%
Actual		$1,000.00	$865.70	$7.70
Hypothetical-C		$1,000.00	$1,016.61	$8.32
Class C	2.20%
Actual		$1,000.00	$863.70	$10.19
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class I	1.16%
Actual		$1,000.00	$867.70	$5.39
Hypothetical-C		$1,000.00	$1,019.10	$5.82
Class Z	1.03%
Actual		$1,000.00	$868.00	$4.78
Hypothetical-C		$1,000.00	$1,019.74	$5.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

Class A designates 30%; Class M designates 31%; Class C designates 36%; and Class I designates 28%; Class Z designates 28%; of the dividend distributed in December 2019 during the fiscal year as a section 199A dividend.

Class A designates 11%; Class M designates 12%; Class C designates 14%; Class I designates 11%; and Class Z designates 11%; of the dividend distributed in December 2019, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,587,792,624.647	96.309
Withheld	290,814,620.482	3.691
TOTAL	7,878,607,245.129	100.000
Donald F. Donahue
Affirmative	7,594,961,614.235	96.400
Withheld	283,645,630.895	3.600
TOTAL	7,878,607,245.129	100.000
Bettina Doulton
Affirmative	7,600,867,953.681	96.475
Withheld	277,739,291.449	3.525
TOTAL	7,878,607,245.129	100.000
Vicki L. Fuller
Affirmative	7,629,721,233.483	96.841
Withheld	248,886,011.646	3.159
TOTAL	7,878,607,245.129	100.000
Patricia L. Kampling
Affirmative	7,599,301,653.562	96.455
Withheld	279,305,591.567	3.545
TOTAL	7,878,607,245.129	100.000
Alan J. Lacy
Affirmative	7,565,107,454.613	96.021
Withheld	313,499,790.516	3.979
TOTAL	7,878,607,245.129	100.000
Ned C. Lautenbach
Affirmative	7,547,884,641.090	95.802
Withheld	330,722,604.040	4.198
TOTAL	7,878,607,245.129	100.000
Robert A. Lawrence
Affirmative	7,569,972,953.372	96.083
Withheld	308,634,291.757	3.917
TOTAL	7,878,607,245.129	100.000
Joseph Mauriello
Affirmative	7,580,263,221.046	96.213
Withheld	298,344,024.084	3.787
TOTAL	7,878,607,245.129	100.000
Cornelia M. Small
Affirmative	7,592,314,722.618	96.366
Withheld	286,292,522.511	3.634
TOTAL	7,878,607,245.129	100.000
Garnett A. Smith
Affirmative	7,576,230,494.191	96.162
Withheld	302,376,750.938	3.838
TOTAL	7,878,607,245.129	100.000
David M. Thomas
Affirmative	7,564,233,971.442	96.010
Withheld	314,373,273.687	3.990
TOTAL	7,878,607,245.129	100.000
Susan Tomasky
Affirmative	7,597,340,838.041	96.430
Withheld	281,266,407.088	3.570
TOTAL	7,878,607,245.129	100.000
Michael E. Wiley
Affirmative	7,563,324,977.302	95.998
Withheld	315,282,267.828	4.002
TOTAL	7,878,607,245.129	100.000
Proposal 1 reflects trust wide proposal and voting results.

AGRE-ANN-0920
1.9881280.103

Fidelity Advisor® Real Estate Fund

Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(12.55)%	1.88%	7.35%
Class M (incl. 3.50% sales charge)	(10.66)%	2.13%	7.34%
Class C (incl. contingent deferred sales charge)	(8.80)%	2.29%	7.15%
Class I	(6.99)%	3.37%	8.26%
Class Z	(6.80)%	3.44%	8.30%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Real Estate Fund - Class A on July 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,316	Fidelity Advisor® Real Estate Fund - Class A
$36,558	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 11.96% for the 12 months ending July 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June and July, the index gained amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+39%) led the way, followed by consumer discretionary (+22%). In contrast, energy (-38%) fell hard along with the price of crude oil.

Comments from Portfolio Manager Samuel Wald:  For the fiscal year ending July 31, 2020, the fund's share classes returned roughly -7% to -8%, significantly outperforming the -16.30% return of the Dow Jones U.S. Select Real Estate Securities IndexSM. Against a volatile market backdrop, the fund was well positioned, driven by strong security selection and sector positioning in nearly every category. Investment choices, for example, added value among office & industrial REITs, while my decision to limit exposure to retail REITs, especially malls, also was helpful given this group's struggles. Overweighting industrial REITs, which have benefited from growing demand for warehouse space, also contributed to relative performance. In individual terms, the best performers tended to be REITs whose business remained largely unaffected by the pandemic, whereas the weakest performers were generally those more dependent on social interaction. Accordingly, the fund's top individual contributor was our underweighting and eventual sale of Simon Property Group, the country's largest mall REIT, which returned about -64% within the portfolio until we sold the stock in March. Also adding value was an overweight stake in data-center REIT Digital Realty Trust (+45%), which was aided by the increase in computing demand from employees working at home. Additional contributors and larger-than-benchmark positions included Alexandria Real Estate Equity, an owner of laboratory space benefiting from demand growth amid a national focus on drug and vaccine research, as well as industrial REIT Prologis, which gained amid robust growth in e-commerce lifting demand for its distribution facilities. Alexandria and Prologis, which advanced about 25% and 34% for the fund, respectively, were, along with Digital Realty, among the portfolio's largest holdings on July 31. In contrast, only security selection in residential REITs modestly hampered relative performance while the fund's biggest individual detractor was an overweight stake in hotel REIT RLJ Lodging Trust (-50%), which struggled due to sharp cutbacks in travel spending surrounding the COVID-19 pandemic. Another detractor was an overweighting in Site Centers, a strip center REIT that returned about -64% for the fund before I sold the position in April due to my broader concern about the backdrop for the retail sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2020, the fund's supplemental benchmark will change from the Dow Jones U.S. Select Real Estate Securities Index to the MSCI US IMI Real Estate 25/50 Index, which is a better representation of the overall real estate market.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Prologis, Inc.	15.2
Digital Realty Trust, Inc.	6.8
CubeSmart	5.2
Mid-America Apartment Communities, Inc.	5.2
Alexandria Real Estate Equities, Inc.	5.1
Essex Property Trust, Inc.	4.9
UDR, Inc.	4.4
Invitation Homes, Inc.	4.3
Equity Lifestyle Properties, Inc.	3.8
National Retail Properties, Inc.	3.7
58.6

Top Five REIT Sectors as of July 31, 2020

% of fund's net assets
REITs - Warehouse/Industrial	20.4
REITs - Apartments	18.8
REITs - Office Property	11.7
REITs - Diversified	9.9
REITs - Management/Investment	9.7

Asset Allocation (% of fund's net assets)

As of July 31, 2020
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.4%
REITs - Apartments - 18.8%
Essex Property Trust, Inc.	94,547	$20,870,305
Invitation Homes, Inc.	614,700	18,330,354
Mid-America Apartment Communities, Inc.	184,000	21,930,960
UDR, Inc.	522,600	18,918,120
		80,049,739
REITs - Diversified - 9.9%
Clipper Realty, Inc.	273,990	1,830,253
Digital Realty Trust, Inc.	180,500	28,977,470
VICI Properties, Inc.	512,000	11,115,520
		41,923,243
REITs - Health Care - 9.1%
Healthcare Realty Trust, Inc.	365,400	10,706,220
Ventas, Inc.	404,305	15,509,140
Welltower, Inc.	232,319	12,443,006
		38,658,366
REITs - Hotels - 2.8%
RLJ Lodging Trust	1,484,026	11,887,048
REITs - Management/Investment - 9.7%
American Tower Corp.	45,100	11,788,689
Lexington Corporate Properties Trust	864,200	10,024,720
National Retail Properties, Inc.	443,900	15,736,255
Weyerhaeuser Co.	127,400	3,542,994
		41,092,658
REITs - Manufactured Homes - 3.8%
Equity Lifestyle Properties, Inc.	240,306	16,417,706
REITs - Office Property - 11.7%
Alexandria Real Estate Equities, Inc.	120,700	21,430,285
Douglas Emmett, Inc.	424,600	12,372,844
Highwoods Properties, Inc. (SBI)	298,400	11,440,656
Mack-Cali Realty Corp.	300,300	4,330,326
		49,574,111
REITs - Single Tenant - 3.7%
Four Corners Property Trust, Inc.	622,700	15,692,040
REITs - Storage - 8.5%
CubeSmart	744,800	22,098,216
Extra Space Storage, Inc.	116,100	11,997,774
Iron Mountain, Inc.	71,800	2,024,042
		36,120,032
REITs - Warehouse/Industrial - 20.4%
Americold Realty Trust	333,100	13,440,585
Prologis, Inc.	614,654	64,796,824
Terreno Realty Corp.	137,800	8,372,728
		86,610,137

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		418,025,080

Real Estate Management & Development - 1.2%
Real Estate Services - 1.2%
CBRE Group, Inc. (a)	118,000	5,169,580
TOTAL COMMON STOCKS
(Cost $340,201,650)		423,194,660

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.14% (b)
(Cost $1,261,658)	1,261,369	1,261,748
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $341,463,308)		424,456,408
NET OTHER ASSETS (LIABILITIES) - 0.1%		281,936
NET ASSETS - 100%		$424,738,344

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,047
Total	$71,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$423,194,660	$423,194,660	$--	$--
Money Market Funds	1,261,748	1,261,748	--	--
Total Investments in Securities:	$424,456,408	$424,456,408	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $340,201,650)	$423,194,660
Fidelity Central Funds (cost $1,261,658)	1,261,748
Total Investment in Securities (cost $341,463,308)		$424,456,408
Receivable for investments sold		7,561,813
Receivable for fund shares sold		225,252
Dividends receivable		232,076
Distributions receivable from Fidelity Central Funds		170
Prepaid expenses		3,930
Other receivables		90,091
Total assets		432,569,740
Liabilities
Payable for investments purchased	$6,394,660
Payable for fund shares redeemed	985,047
Accrued management fee	181,780
Distribution and service plan fees payable	80,135
Other affiliated payables	102,490
Other payables and accrued expenses	87,284
Total liabilities		7,831,396
Net Assets		$424,738,344
Net Assets consist of:
Paid in capital		$332,993,411
Total accumulated earnings (loss)		91,744,933
Net Assets		$424,738,344
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($115,736,493 ÷ 5,899,796 shares)(a)		$19.62
Maximum offering price per share (100/94.25 of $19.62)		$20.82
Class M:
Net Asset Value and redemption price per share ($98,724,224 ÷ 5,041,458 shares)(a)		$19.58
Maximum offering price per share (100/96.50 of $19.58)		$20.29
Class C:
Net Asset Value and offering price per share ($20,773,971 ÷ 1,094,937 shares)(a)		$18.97
Class I:
Net Asset Value, offering price and redemption price per share ($180,346,204 ÷ 9,090,781 shares)		$19.84
Class Z:
Net Asset Value, offering price and redemption price per share ($9,157,452 ÷ 461,392 shares)		$19.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends		$14,594,115
Income from Fidelity Central Funds		71,047
Total income		14,665,162
Expenses
Management fee	$2,594,998
Transfer agent fees	1,147,490
Distribution and service plan fees	1,178,241
Accounting fees and expenses	186,469
Custodian fees and expenses	15,381
Independent trustees' fees and expenses	3,168
Registration fees	75,823
Audit	52,371
Legal	957
Interest	147
Miscellaneous	22,799
Total expenses before reductions	5,277,844
Expense reductions	(49,796)
Total expenses after reductions		5,228,048
Net investment income (loss)		9,437,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,496,164
Fidelity Central Funds	669
Total net realized gain (loss)		16,496,833
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(61,855,972)
Fidelity Central Funds	90
Total change in net unrealized appreciation (depreciation)		(61,855,882)
Net gain (loss)		(45,359,049)
Net increase (decrease) in net assets resulting from operations		$(35,921,935)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,437,114	$9,633,525
Net realized gain (loss)	16,496,833	37,125,150
Change in net unrealized appreciation (depreciation)	(61,855,882)	3,786,392
Net increase (decrease) in net assets resulting from operations	(35,921,935)	50,545,067
Distributions to shareholders	(41,051,862)	(30,142,110)
Share transactions - net increase (decrease)	(39,601,264)	(96,244,911)
Total increase (decrease) in net assets	(116,575,061)	(75,841,954)
Net Assets
Beginning of period	541,313,405	617,155,359
End of period	$424,738,344	$541,313,405

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Real Estate Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.91	$22.07	$22.96	$25.93	$22.90
Income from Investment Operations
Net investment income (loss)A	.41	.37	.37	.33	.37
Net realized and unrealized gain (loss)	(1.91)	1.63	.21	(1.82)	3.61
Total from investment operations	(1.50)	2.00	.58	(1.49)	3.98
Distributions from net investment income	(.38)	(.43)	(.36)	(.30)	(.36)
Distributions from net realized gain	(1.41)	(.73)	(1.11)	(1.18)	(.59)
Total distributions	(1.79)	(1.16)	(1.47)	(1.48)	(.95)
Net asset value, end of period	$19.62	$22.91	$22.07	$22.96	$25.93
Total ReturnB,C	(7.21)%	9.62%	2.55%	(5.63)%	18.33%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.10%	1.10%	1.09%	1.09%
Expenses net of fee waivers, if any	1.10%	1.09%	1.10%	1.09%	1.09%
Expenses net of all reductions	1.09%	1.09%	1.10%	1.08%	1.08%
Net investment income (loss)	1.93%	1.68%	1.70%	1.42%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$115,736	$151,536	$161,570	$249,442	$370,408
Portfolio turnover rateF	56%	49%	41%	69%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class M

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.87	$22.05	$22.94	$25.90	$22.88
Income from Investment Operations
Net investment income (loss)A	.36	.32	.32	.27	.32
Net realized and unrealized gain (loss)	(1.90)	1.62	.21	(1.81)	3.60
Total from investment operations	(1.54)	1.94	.53	(1.54)	3.92
Distributions from net investment income	(.34)	(.39)	(.31)	(.24)	(.30)
Distributions from net realized gain	(1.41)	(.73)	(1.11)	(1.18)	(.59)
Total distributions	(1.75)	(1.12)	(1.42)	(1.42)	(.90)B
Net asset value, end of period	$19.58	$22.87	$22.05	$22.94	$25.90
Total ReturnC,D	(7.42)%	9.35%	2.34%	(5.83)%	18.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.31%	1.32%	1.33%	1.33%	1.33%
Expenses net of fee waivers, if any	1.31%	1.31%	1.33%	1.33%	1.33%
Expenses net of all reductions	1.30%	1.31%	1.32%	1.32%	1.32%
Net investment income (loss)	1.71%	1.46%	1.47%	1.18%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$98,724	$128,754	$127,038	$153,285	$199,431
Portfolio turnover rateG	56%	49%	41%	69%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.594 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class C

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.26	$21.54	$22.46	$25.43	$22.49
Income from Investment Operations
Net investment income (loss)A	.23	.19	.20	.15	.19
Net realized and unrealized gain (loss)	(1.85)	1.58	.20	(1.78)	3.54
Total from investment operations	(1.62)	1.77	.40	(1.63)	3.73
Distributions from net investment income	(.26)	(.32)	(.21)	(.16)	(.20)
Distributions from net realized gain	(1.41)	(.73)	(1.11)	(1.18)	(.59)
Total distributions	(1.67)	(1.05)	(1.32)	(1.34)	(.79)
Net asset value, end of period	$18.97	$22.26	$21.54	$22.46	$25.43
Total ReturnB,C	(7.95)%	8.72%	1.77%	(6.34)%	17.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.89%	1.88%	1.88%	1.86%	1.86%
Expenses net of fee waivers, if any	1.89%	1.88%	1.88%	1.86%	1.86%
Expenses net of all reductions	1.88%	1.88%	1.87%	1.86%	1.85%
Net investment income (loss)	1.14%	.89%	.92%	.65%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$20,774	$28,982	$43,690	$62,551	$86,755
Portfolio turnover rateF	56%	49%	41%	69%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.15	$22.28	$23.17	$26.15	$23.09
Income from Investment Operations
Net investment income (loss)A	.46	.43	.43	.39	.43
Net realized and unrealized gain (loss)	(1.92)	1.65	.21	(1.83)	3.64
Total from investment operations	(1.46)	2.08	.64	(1.44)	4.07
Distributions from net investment income	(.44)	(.48)	(.42)	(.36)	(.41)
Distributions from net realized gain	(1.41)	(.73)	(1.11)	(1.18)	(.59)
Total distributions	(1.85)	(1.21)	(1.53)	(1.54)	(1.01)B
Net asset value, end of period	$19.84	$23.15	$22.28	$23.17	$26.15
Total ReturnC	(6.99)%	9.93%	2.84%	(5.36)%	18.61%
Ratios to Average Net AssetsD,E
Expenses before reductions	.86%	.81%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.86%	.81%	.82%	.82%	.83%
Expenses net of all reductions	.85%	.81%	.81%	.81%	.83%
Net investment income (loss)	2.17%	1.96%	1.98%	1.69%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$180,346	$225,407	$284,857	$399,578	$422,848
Portfolio turnover rateF	56%	49%	41%	69%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.01 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.594 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class Z

Years ended July 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$23.16	$21.91
Income from Investment Operations
Net investment income (loss)B	.50	.40
Net realized and unrealized gain (loss)	(1.92)	1.94
Total from investment operations	(1.42)	2.34
Distributions from net investment income	(.48)	(.36)
Distributions from net realized gain	(1.41)	(.73)
Total distributions	(1.89)	(1.09)
Net asset value, end of period	$19.85	$23.16
Total ReturnC,D	(6.80)%	11.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%	.65%G
Expenses net of fee waivers, if any	.65%	.64%G
Expenses net of all reductions	.64%	.64%G
Net investment income (loss)	2.38%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,157	$6,634
Portfolio turnover rateH	56%	49%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2020

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $71,931 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$103,898,974
Gross unrealized depreciation	(22,734,382)
Net unrealized appreciation (depreciation)	$81,164,592
Tax Cost	$343,291,816

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,425,049
Undistributed long-term capital gain	$9,227,223
Net unrealized appreciation (depreciation) on securities and other investments	$81,164,592

The tax character of distributions paid was as follows:

	July 31, 2020	July 31, 2019
Ordinary Income	$8,901,801	$ 11,385,034
Long-term Capital Gains	32,150,061	18,757,076
Total	$41,051,862	$ 30,142,110

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Real Estate Fund	268,301,597	333,501,494

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$334,203	$5,083
Class M	.25%	.25%	579,982	502
Class C	.75%	.25%	264,056	24,319
			$1,178,241	$29,904

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$27,356
Class M	4,523
Class C(a)	2,871
$34,750

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$323,720.24
Class M	239,669.21
Class C	74,142.28
Class I	506,430.25
Class Z	3,529.04
	$1,147,490

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Real Estate Fund	$4,684

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Real Estate Fund	Borrower	$5,124,000.35%		$147

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Real Estate Fund	$1,218

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,885 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $252.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,109.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $7,550 for an operational error which is included in the accompanying Statement of Operations.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2020	Year ended July 31, 2019(a)
Distributions to shareholders
Class A	$11,351,149	$7,770,800
Class M	9,900,861	6,470,306
Class C	2,212,295	1,942,389
Class I	16,797,330	13,766,198
Class Z	790,227	192,417
Total	$41,051,862	$30,142,110

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2020	Year ended July 31, 2019(a)	Year ended July 31, 2020	Year ended July 31, 2019(a)
Class A
Shares sold	1,177,605	1,438,522	$24,680,361	$31,232,246
Reinvestment of distributions	518,941	367,126	11,204,406	7,670,791
Shares redeemed	(2,412,107)	(2,510,246)	(50,221,247)	(54,843,455)
Net increase (decrease)	(715,561)	(704,598)	$(14,336,480)	$(15,940,418)
Class M
Shares sold	950,286	1,062,860	$20,331,432	$23,205,065
Reinvestment of distributions	456,913	306,005	9,847,117	6,372,621
Shares redeemed	(1,995,286)	(1,500,594)	(42,434,132)	(32,897,737)
Net increase (decrease)	(588,087)	(131,729)	$(12,255,583)	$(3,320,051)
Class C
Shares sold	220,320	156,567	$4,724,593	$3,354,867
Reinvestment of distributions	101,651	93,330	2,127,235	1,890,831
Shares redeemed	(528,900)	(976,378)	(10,184,069)	(20,809,428)
Net increase (decrease)	(206,929)	(726,481)	$(3,332,241)	$(15,563,730)
Class I
Shares sold	3,925,859	2,903,162	$80,680,448	$64,049,999
Reinvestment of distributions	746,499	642,207	16,292,429	13,570,710
Shares redeemed	(5,319,374)	(6,591,629)	(110,572,461)	(145,379,848)
Net increase (decrease)	(647,016)	(3,046,260)	$(13,599,584)	$(67,759,139)
Class Z
Shares sold	430,251	315,610	$9,103,828	$6,987,782
Reinvestment of distributions	33,911	8,643	738,465	181,838
Shares redeemed	(289,280)	(37,743)	(5,919,669)	(831,193)
Net increase (decrease)	174,882	286,510	$3,922,624	$6,338,427

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the "Fund"), a fund of Fidelity Advisor Series VII, including the schedule of investments, as of July 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 9, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Bettina Doulton, each of the Trustees oversees 311 funds. Ms. Doulton oversees 210 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Co-Lead Independent Trustee

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Co-Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Advisor Real Estate Fund
Class A	1.12%
Actual		$1,000.00	$895.00	$5.28
Hypothetical-C		$1,000.00	$1,019.29	$5.62
Class M	1.33%
Actual		$1,000.00	$893.70	$6.26
Hypothetical-C		$1,000.00	$1,018.25	$6.67
Class C	1.90%
Actual		$1,000.00	$891.00	$8.93
Hypothetical-C		$1,000.00	$1,015.42	$9.52
Class I	.88%
Actual		$1,000.00	$895.70	$4.15
Hypothetical-C		$1,000.00	$1,020.49	$4.42
Class Z	.65%
Actual		$1,000.00	$896.80	$3.07
Hypothetical-C		$1,000.00	$1,021.63	$3.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2020, $16,589,624, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.10% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A, Class C, Class M, Class I and Class Z designate 1% of the dividends distributed in December during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 1% and 1%; Class C designates 1% and 2%; Class M designates 1% and 2%; Class I designates 1% and 1%; Class Z designates 1% and 1%; of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 100%, and 92%; Class C designates 100% and 99%; Class M designates 100%, and 98%; Class I designates 96%, and 85%; Class Z designates 89%, and 80%;of the dividends distributed in September and December, 2019, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,587,792,624.647	96.309
Withheld	290,814,620.482	3.691
TOTAL	7,878,607,245.129	100.000
Donald F. Donahue
Affirmative	7,594,961,614.235	96.400
Withheld	283,645,630.895	3.600
TOTAL	7,878,607,245.129	100.000
Bettina Doulton
Affirmative	7,600,867,953.681	96.475
Withheld	277,739,291.449	3.525
TOTAL	7,878,607,245.129	100.000
Vicki L. Fuller
Affirmative	7,629,721,233.483	96.841
Withheld	248,886,011.646	3.159
TOTAL	7,878,607,245.129	100.000
Patricia L. Kampling
Affirmative	7,599,301,653.562	96.455
Withheld	279,305,591.567	3.545
TOTAL	7,878,607,245.129	100.000
Alan J. Lacy
Affirmative	7,565,107,454.613	96.021
Withheld	313,499,790.516	3.979
TOTAL	7,878,607,245.129	100.000
Ned C. Lautenbach
Affirmative	7,547,884,641.090	95.802
Withheld	330,722,604.040	4.198
TOTAL	7,878,607,245.129	100.000
Robert A. Lawrence
Affirmative	7,569,972,953.372	96.083
Withheld	308,634,291.757	3.917
TOTAL	7,878,607,245.129	100.000
Joseph Mauriello
Affirmative	7,580,263,221.046	96.213
Withheld	298,344,024.084	3.787
TOTAL	7,878,607,245.129	100.000
Cornelia M. Small
Affirmative	7,592,314,722.618	96.366
Withheld	286,292,522.511	3.634
TOTAL	7,878,607,245.129	100.000
Garnett A. Smith
Affirmative	7,576,230,494.191	96.162
Withheld	302,376,750.938	3.838
TOTAL	7,878,607,245.129	100.000
David M. Thomas
Affirmative	7,564,233,971.442	96.010
Withheld	314,373,273.687	3.990
TOTAL	7,878,607,245.129	100.000
Susan Tomasky
Affirmative	7,597,340,838.041	96.430
Withheld	281,266,407.088	3.570
TOTAL	7,878,607,245.129	100.000
Michael E. Wiley
Affirmative	7,563,324,977.302	95.998
Withheld	315,282,267.828	4.002
TOTAL	7,878,607,245.129	100.000
Proposal 1 reflects trust wide proposal and voting results.

ARE-ANN-0920
1.789690.117

Item 2.

Code of Ethics

As of the end of the period, July 31, 2020, Fidelity Advisor Series VII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Global Real Estate Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Real Estate Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$51,600	$-	$6,900	$1,100
Fidelity Advisor Communications Equipment Fund	$34,400	$-	$6,900	$800
Fidelity Advisor Consumer Discretionary Fund	$34,300	$-	$8,700	$800
Fidelity Advisor Energy Fund	$36,200	$-	$9,900	$800
Fidelity Advisor Financial Services Fund	$36,100	$-	$9,200	$800
Fidelity Advisor Global Real Estate Fund	$43,500	$-	$8,700	$900
Fidelity Advisor Health Care Fund	$36,000	$-	$8,800	$800
Fidelity Advisor Industrials Fund	$35,100	$-	$8,300	$800
Fidelity Advisor Real Estate Fund	$38,100	$-	$8,300	$800
Fidelity Advisor Semiconductors Fund	$34,000	$-	$6,900	$700
Fidelity Advisor Technology Fund	$37,400	$-	$8,500	$800
Fidelity Advisor Utilities Fund	$33,900	$-	$8,700	$800

July 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$54,000	$100	$4,800	$1,500
Fidelity Advisor Communications Equipment Fund	$37,000	$100	$4,800	$1,100
Fidelity Advisor Consumer Discretionary Fund	$37,000	$100	$6,200	$1,100
Fidelity Advisor Energy Fund	$39,000	$100	$7,100	$1,200
Fidelity Advisor Financial Services Fund	$39,000	$100	$6,700	$1,100
Fidelity Advisor Global Real Estate Fund	$46,000	$100	$6,200	$1,300
Fidelity Advisor Health Care Fund	$39,000	$100	$6,000	$1,100
Fidelity Advisor Industrials Fund	$37,000	$100	$6,000	$1,100
Fidelity Advisor Real Estate Fund	$41,000	$100	$5,700	$1,200
Fidelity Advisor Semiconductors Fund	$36,000	$100	$5,100	$1,000
Fidelity Advisor Technology Fund	$40,000	$100	$6,000	$1,200
Fidelity Advisor Utilities Fund	$37,000	$100	$6,000	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2020A	July 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2020A	July 31, 2019A
Deloitte Entities	$614,300	$785,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2020